UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Blue Chip Growth Fund

October 31, 2014

1.809076.111

BCF-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.3%
Auto Components - 0.2%
Magna International, Inc. Class A (sub. vtg.)	285,625	$ 28,191
The Goodyear Tire & Rubber Co.	76,200	1,846
		30,037
Automobiles - 0.5%
Ford Motor Co.	128,500	1,811
General Motors Co.	58,200	1,827
Mahindra & Mahindra Ltd. (a)	247,500	5,262
Tata Motors Ltd. (a)	1,444,431	12,619
Tata Motors Ltd. sponsored ADR	265,500	12,505
Tesla Motors, Inc. (a)(d)	216,556	52,342
		86,366
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,173,700	37,922
Houghton Mifflin Harcourt Co.	277,900	5,561
Kroton Educacional SA	4,720,000	33,639
		77,122
Hotels, Restaurants & Leisure - 4.3%
Bloomin' Brands, Inc. (a)	188,900	3,572
Buffalo Wild Wings, Inc. (a)	232,338	34,683
China Lodging Group Ltd. ADR (a)	270,800	7,444
Chipotle Mexican Grill, Inc. (a)	238,317	152,046
Chuy's Holdings, Inc. (a)	67,800	2,028
Domino's Pizza, Inc.	116,300	10,326
Dunkin' Brands Group, Inc.	398,300	18,115
Extended Stay America, Inc. unit	223,900	5,163
Fiesta Restaurant Group, Inc. (a)	253,700	13,992
Hilton Worldwide Holdings, Inc.	721,500	18,211
Home Inns & Hotels Management, Inc. sponsored ADR (a)	308,094	9,308
Hyatt Hotels Corp. Class A (a)	888,600	52,623
Las Vegas Sands Corp.	1,890,894	117,727
Melco Crown Entertainment Ltd. sponsored ADR	562,900	15,277
MGM Mirage, Inc. (a)	499,800	11,620
Panera Bread Co. Class A (a)	344,256	55,646
Sonic Corp.	284,000	7,160
Starbucks Corp.	2,795,822	211,252
Whitbread PLC	310,250	21,659
Zoe's Kitchen, Inc. (d)	338,800	12,353
		780,205
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 0.7%
D.R. Horton, Inc.	1,231,700	$ 28,070
KB Home (d)	450,300	7,088
Whirlpool Corp.	493,800	84,958
		120,116
Internet & Catalog Retail - 4.3%
Amazon.com, Inc. (a)	1,375,644	420,204
Ctrip.com International Ltd. sponsored ADR (a)	388,484	22,649
Expedia, Inc.	285,489	24,258
Groupon, Inc. Class A (a)(d)	4,873,700	35,627
HomeAway, Inc. (a)	376,500	13,140
Lands' End, Inc. (a)(d)	81,800	3,883
MakeMyTrip Ltd. (a)	327,100	9,857
Netflix, Inc. (a)	66,623	26,168
priceline.com, Inc. (a)	147,500	177,916
Qunar Cayman Islands Ltd. sponsored ADR	113,300	3,048
The Honest Co., Inc. (f)	150,143	4,054
Travelport Worldwide Ltd.	383,800	5,546
Vipshop Holdings Ltd. ADR (a)(d)	91,500	20,980
Wayfair, Inc.	332,900	8,356
zulily, Inc. Class A	155,300	5,650
		781,336
Leisure Products - 0.0%
NJOY, Inc. (a)(f)	1,178,168	9,508
Media - 3.2%
Comcast Corp. Class A	4,600,636	254,645
DISH Network Corp. Class A (a)	163,700	10,420
Lions Gate Entertainment Corp. (d)	338,900	11,228
Naspers Ltd. Class N	131,900	16,415
The Walt Disney Co.	3,172,300	289,885
		582,593
Multiline Retail - 1.1%
Big Lots, Inc.	307,200	14,024
Macy's, Inc.	1,390,685	80,409
Target Corp.	1,453,823	89,875
Tuesday Morning Corp. (a)	640,500	13,060
		197,368
Specialty Retail - 4.5%
GNC Holdings, Inc.	565,800	23,520
Home Depot, Inc.	3,377,300	329,354
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
L Brands, Inc.	750,782	$ 54,146
Lumber Liquidators Holdings, Inc. (a)	34,100	1,834
Murphy U.S.A., Inc. (a)	724,370	41,506
Restoration Hardware Holdings, Inc. (a)(d)	1,770,022	142,168
Ross Stores, Inc.	891,863	71,991
TJX Companies, Inc.	2,024,252	128,176
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	161,500	19,511
		812,206
Textiles, Apparel & Luxury Goods - 2.1%
G-III Apparel Group Ltd. (a)	65,000	5,158
Hanesbrands, Inc.	136,900	14,458
Kate Spade & Co. (a)	1,646,504	44,670
lululemon athletica, Inc. (a)	363,081	15,122
Michael Kors Holdings Ltd. (a)	1,053,872	82,824
NIKE, Inc. Class B	795,475	73,955
Pandora A/S	240,500	20,246
PVH Corp.	362,076	41,403
Ralph Lauren Corp.	376,200	62,013
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	426,100	23,329
Under Armour, Inc. Class A (sub. vtg.) (a)	28,200	1,849
		385,027
TOTAL CONSUMER DISCRETIONARY		3,861,884
CONSUMER STAPLES - 10.0%
Beverages - 3.4%
Anheuser-Busch InBev SA NV ADR	396,491	44,003
Constellation Brands, Inc. Class A (sub. vtg.) (a)	80,100	7,332
Monster Beverage Corp. (a)	1,181,635	119,203
PepsiCo, Inc.	2,047,954	196,952
The Coca-Cola Co.	5,976,752	250,306
		617,796
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	878,600	117,179
CVS Health Corp.	1,894,100	162,533
Kroger Co.	2,018,587	112,455
Sprouts Farmers Market LLC (a)(d)	1,233,977	35,921
Whole Foods Market, Inc.	617,910	24,302
		452,390
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.6%
Bunge Ltd.	379,867	$ 33,675
China Modern Dairy Holdings Ltd. (a)	7,498,000	3,308
Keurig Green Mountain, Inc.	2,190,888	332,467
Mead Johnson Nutrition Co. Class A	882,094	87,601
WhiteWave Foods Co. (a)	470,269	17,508
		474,559
Household Products - 0.8%
Procter & Gamble Co.	1,401,004	122,266
Svenska Cellulosa AB (SCA) (B Shares)	537,600	12,020
		134,286
Personal Products - 0.4%
Coty, Inc. Class A	53,300	885
Herbalife Ltd.	1,323,758	69,444
Natura Cosmeticos SA	89,700	1,303
		71,632
Tobacco - 0.3%
Lorillard, Inc.	914,827	56,262
TOTAL CONSUMER STAPLES		1,806,925
ENERGY - 3.3%
Energy Equipment & Services - 0.7%
Halliburton Co.	2,088,576	115,164
National Oilwell Varco, Inc.	97,700	7,097
		122,261
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	906,900	83,235
BG Group PLC	317,500	5,291
Carrizo Oil & Gas, Inc. (a)	234,600	12,185
Cheniere Energy, Inc. (a)	196,780	14,759
Cimarex Energy Co.	379,507	43,139
Continental Resources, Inc. (a)	918,900	51,798
EOG Resources, Inc.	904,024	85,927
Golar LNG Ltd.	292,200	16,395
Hess Corp.	293,178	24,864
Kinder Morgan Holding Co. LLC	172,100	6,660
Newfield Exploration Co. (a)	350,200	11,420
Phillips 66 Co.	175,733	13,795
Pioneer Natural Resources Co.	458,800	86,741
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PrairieSky Royalty Ltd.	191,600	$ 5,899
Rice Energy, Inc.	722,400	19,093
Suncor Energy, Inc.	99,900	3,547
		484,748
TOTAL ENERGY		607,009
FINANCIALS - 4.5%
Banks - 2.4%
Axis Bank Ltd. (a)	953,180	7,025
Bank of America Corp.	6,525,587	111,979
Citigroup, Inc.	2,202,190	117,883
HDFC Bank Ltd. sponsored ADR	443,200	23,237
ICICI Bank Ltd. sponsored ADR	623,629	35,148
JPMorgan Chase & Co.	2,421,177	146,433
Punjab National Bank (a)	189,600	2,899
Yes Bank Ltd.	170,103	1,926
		446,530
Capital Markets - 1.2%
Ameriprise Financial, Inc.	187,753	23,689
BlackRock, Inc. Class A	179,100	61,093
Carlyle Group LP	275,200	7,640
Charles Schwab Corp.	457,500	13,117
Invesco Ltd.	620,572	25,115
Morgan Stanley	1,468,851	51,336
State Street Corp.	311,200	23,483
The Blackstone Group LP	579,400	17,452
		222,925
Consumer Finance - 0.7%
American Express Co.	1,168,744	105,129
Capital One Financial Corp.	137,900	11,414
Shriram Transport Finance Co. Ltd.	339,455	5,251
		121,794
Real Estate Management & Development - 0.1%
Parsvnath Developers Ltd. (a)(e)	21,771,340	7,178
Realogy Holdings Corp. (a)	282,767	11,596
		18,774
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	$ 12,565
LIC Housing Finance Ltd.	351,944	2,073
		14,638
TOTAL FINANCIALS		824,661
HEALTH CARE - 16.3%
Biotechnology - 9.0%
Acceleron Pharma, Inc. (a)	42,800	1,583
Agios Pharmaceuticals, Inc. (a)	161,640	13,583
Alexion Pharmaceuticals, Inc. (a)	626,196	119,829
Alkermes PLC (a)	711,400	35,961
Alnylam Pharmaceuticals, Inc. (a)	616,063	57,134
Amgen, Inc.	1,438,502	233,296
Avalanche Biotechnologies, Inc. (a)	22,200	797
BioCryst Pharmaceuticals, Inc. (a)	833,700	9,771
Biogen Idec, Inc. (a)	738,900	237,246
BioMarin Pharmaceutical, Inc. (a)	281,704	23,241
Bluebird Bio, Inc. (a)	124,700	5,236
Calithera Biosciences, Inc.	266,400	2,509
Celgene Corp. (a)	372,600	39,902
Dicerna Pharmaceuticals, Inc.	161,260	1,511
Gilead Sciences, Inc. (a)	4,668,860	522,912
Intercept Pharmaceuticals, Inc. (a)	88,100	22,764
Intrexon Corp. (a)(d)	234,059	5,224
Ironwood Pharmaceuticals, Inc. Class A (a)	907,481	12,723
Isis Pharmaceuticals, Inc. (a)	63,700	2,934
Keryx Biopharmaceuticals, Inc. (a)(d)	395,173	6,659
KYTHERA Biopharmaceuticals, Inc. (a)(d)	263,156	9,276
Merrimack Pharmaceuticals, Inc. (a)	1,594,658	14,623
Neurocrine Biosciences, Inc. (a)	442,100	8,188
NPS Pharmaceuticals, Inc. (a)	88,000	2,411
Pharmacyclics, Inc. (a)	170,900	22,332
Puma Biotechnology, Inc. (a)	58,400	14,635
Regeneron Pharmaceuticals, Inc. (a)	353,289	139,097
Seattle Genetics, Inc. (a)	158,900	5,827
Synageva BioPharma Corp. (a)	130,800	9,907
Ultragenyx Pharma, Inc.	26,500	1,246
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
uniQure B.V.	305,687	$ 3,473
Vertex Pharmaceuticals, Inc. (a)	421,660	47,496
		1,633,326
Health Care Equipment & Supplies - 1.0%
Accuray, Inc. (a)(d)	935,165	5,920
Boston Scientific Corp. (a)	2,388,900	31,725
Covidien PLC	196,100	18,127
Insulet Corp. (a)	88,000	3,799
Intuitive Surgical, Inc. (a)	91,807	45,518
Medtronic, Inc.	52,100	3,551
Novadaq Technologies, Inc. (a)	607,819	9,494
The Cooper Companies, Inc.	323,230	52,977
Zeltiq Aesthetics, Inc. (a)	504,000	12,923
		184,034
Health Care Providers & Services - 0.7%
Apollo Hospitals Enterprise Ltd. (a)	936,371	16,993
Cardinal Health, Inc.	313,331	24,590
HCA Holdings, Inc. (a)	879,900	61,637
HealthEquity, Inc. (a)	14,834	303
McKesson Corp.	70,400	14,320
Qualicorp SA (a)	516,800	5,256
		123,099
Health Care Technology - 0.3%
athenahealth, Inc. (a)	76,475	9,368
Castlight Health, Inc. Class B (a)(d)	255,543	3,197
Cerner Corp. (a)	747,918	47,373
		59,938
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	397,010	21,947
Genfit (a)	89,600	4,592
Illumina, Inc. (a)	612,535	117,962
Lonza Group AG	38,412	4,228
		148,729
Pharmaceuticals - 4.5%
AbbVie, Inc.	1,806,206	114,622
Achaogen, Inc. (a)	331,200	3,517
Actavis PLC (a)	965,255	234,306
Allergan, Inc.	410,673	78,053
Bristol-Myers Squibb Co.	262,500	15,275
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Dermira, Inc.	317,800	$ 4,885
GW Pharmaceuticals PLC ADR (a)(d)	265,666	19,593
Jazz Pharmaceuticals PLC (a)	91,500	15,449
Johnson & Johnson	255,200	27,505
Mallinckrodt PLC (a)	76,400	7,043
Merck & Co., Inc.	412,803	23,918
Pacira Pharmaceuticals, Inc. (a)	117,166	10,875
Perrigo Co. PLC	135,440	21,867
Salix Pharmaceuticals Ltd. (a)	141,737	20,389
Shire PLC sponsored ADR	285,659	57,075
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,030,400	58,187
Valeant Pharmaceuticals International (Canada) (a)	703,700	93,531
		806,090
TOTAL HEALTH CARE		2,955,216
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	905,100	86,998
L-3 Communications Holdings, Inc.	94,800	11,514
Precision Castparts Corp.	136,400	30,103
The Boeing Co.	992,826	124,014
		252,629
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	80,900	5,599
FedEx Corp.	244,978	41,009
United Parcel Service, Inc. Class B	603,600	63,324
XPO Logistics, Inc. (a)(d)	524,500	20,938
		130,870
Airlines - 2.1%
American Airlines Group, Inc.	4,776,393	197,504
Azul-Linhas Aereas Brasileiras warrants (f)	165,571	0
Delta Air Lines, Inc.	1,821,000	73,259
JetBlue Airways Corp. (a)	578,900	6,681
Southwest Airlines Co.	472,602	16,295
Spirit Airlines, Inc. (a)	802,400	58,663
United Continental Holdings, Inc. (a)	548,100	28,945
		381,347
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.1%
A.O. Smith Corp.	309,754	$ 16,525
Construction & Engineering - 0.0%
Larsen & Toubro Ltd. (a)	70,158	1,891
Electrical Equipment - 0.3%
Acuity Brands, Inc.	131,300	18,307
SolarCity Corp. (a)(d)	463,232	27,414
TCP International Holdings Ltd.	600,400	4,167
Vestas Wind Systems A/S (a)	231,300	7,742
		57,630
Industrial Conglomerates - 1.0%
Danaher Corp.	1,823,700	146,625
General Electric Co.	1,305,800	33,703
		180,328
Machinery - 0.9%
Cummins, Inc.	676,461	98,885
Ingersoll-Rand PLC	507,884	31,804
ITT Corp.	388,800	17,519
Manitowoc Co., Inc.	294,100	6,129
		154,337
Professional Services - 0.1%
Huron Consulting Group, Inc. (a)	194,520	13,541
Road & Rail - 1.6%
Canadian Pacific Railway Ltd.	217,400	45,220
Container Corp. of India Ltd.	159,518	3,519
CSX Corp.	597,600	21,292
Hertz Global Holdings, Inc. (a)	1,178,396	25,830
J.B. Hunt Transport Services, Inc.	602,500	48,061
Landstar System, Inc.	76,700	5,677
Old Dominion Freight Lines, Inc. (a)	49,200	3,585
Swift Transporation Co. (a)	244,700	6,044
Union Pacific Corp.	1,169,700	136,212
		295,440
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	309,100	34,020
TOTAL INDUSTRIALS		1,518,558
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 32.3%
Communications Equipment - 2.2%
Arista Networks, Inc. (d)	112,200	$ 9,116
Aruba Networks, Inc. (a)	360,500	7,780
Cisco Systems, Inc.	1,667,200	40,796
F5 Networks, Inc. (a)	194,006	23,859
Palo Alto Networks, Inc. (a)	249,891	26,413
QUALCOMM, Inc.	3,337,414	262,020
Riverbed Technology, Inc. (a)	1,434,841	27,248
		397,232
Electronic Equipment & Components - 0.0%
Trimble Navigation Ltd. (a)	117,800	3,164
Internet Software & Services - 11.0%
Akamai Technologies, Inc. (a)	416,430	25,111
Alibaba Group Holding Ltd. sponsored ADR	942,300	92,911
Baidu.com, Inc. sponsored ADR (a)	414,700	99,018
Cornerstone OnDemand, Inc. (a)	264,000	9,575
Dropbox, Inc. (a)(f)	1,003,814	19,173
Equinix, Inc.	8,600	1,797
Facebook, Inc. Class A (a)	5,543,601	415,715
Gogo, Inc. (a)(d)	1,022,200	16,979
Google, Inc.:
Class A (a)	845,254	479,994
Class C (a)	770,054	430,522
Info Edge India Ltd.	661,765	9,094
Just Dial Ltd.	669,562	16,368
LinkedIn Corp. (a)	243,700	55,798
NAVER Corp.	42,162	29,588
Rackspace Hosting, Inc. (a)	1,776,101	68,131
Tencent Holdings Ltd.	2,912,200	46,806
Twitter, Inc.	2,209,600	91,632
Yahoo!, Inc. (a)	2,065,576	95,120
		2,003,332
IT Services - 4.1%
Cognizant Technology Solutions Corp. Class A (a)	3,988,254	194,826
MasterCard, Inc. Class A	2,785,300	233,269
Samsung SDS Co. Ltd. (a)	9,865	1,744
VeriFone Systems, Inc. (a)	991,400	36,940
Visa, Inc. Class A	1,106,899	267,239
		734,018
Semiconductors & Semiconductor Equipment - 3.8%
Ambarella, Inc. (a)(d)	433,800	19,213
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	515,800	$ 3,827
Broadcom Corp. Class A	1,083,700	45,385
Canadian Solar, Inc. (a)(d)	484,500	15,456
Cavium, Inc. (a)	919,701	47,190
Cree, Inc. (a)	671,302	21,133
Cypress Semiconductor Corp.	513,085	5,085
eMemory Technology, Inc.	155,000	1,673
First Solar, Inc. (a)	1,216,700	71,664
Freescale Semiconductor, Inc. (a)	2,258,754	44,927
Lam Research Corp.	140,200	10,916
Micron Technology, Inc. (a)	3,083,900	102,046
Monolithic Power Systems, Inc.	201,194	8,891
NVIDIA Corp.	1,103,570	21,564
NXP Semiconductors NV (a)	3,710,407	254,757
SunEdison, Inc. (a)	846,845	16,522
SunPower Corp. (a)(d)	145,100	4,620
		694,869
Software - 4.4%
Activision Blizzard, Inc.	4,766,200	95,086
Adobe Systems, Inc. (a)	973,050	68,230
FireEye, Inc. (a)(d)	183,300	6,230
Fortinet, Inc. (a)	568,596	14,812
Intuit, Inc.	224,800	19,785
Microsoft Corp.	5,318,344	249,696
Red Hat, Inc. (a)	325,400	19,173
salesforce.com, Inc. (a)	4,185,069	267,803
SAP AG sponsored ADR	40,036	2,728
Tableau Software, Inc. (a)	467,300	38,594
Yodlee, inc.	416,200	5,756
Zynga, Inc. (a)	3,981,983	10,154
		798,047
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	10,457,109	1,129,362
BlackBerry Ltd. (a)	4,792,000	50,316
EMC Corp.	126,000	3,620
Hewlett-Packard Co.	1,104,800	39,640
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Nimble Storage, Inc.	221,200	$ 6,052
Samsung Electronics Co. Ltd.	9,687	11,216
		1,240,206
TOTAL INFORMATION TECHNOLOGY		5,870,868
MATERIALS - 2.5%
Chemicals - 2.0%
Agrium, Inc.	93,600	9,158
CF Industries Holdings, Inc.	52,500	13,650
E.I. du Pont de Nemours & Co.	1,901,200	131,468
Eastman Chemical Co.	410,500	33,160
Huntsman Corp.	233,961	5,709
Intrepid Potash, Inc. (a)(d)	515,965	6,940
LyondellBasell Industries NV Class A	208,525	19,107
Monsanto Co.	1,149,200	132,204
Potash Corp. of Saskatchewan, Inc.	201,100	6,864
PPG Industries, Inc.	26,900	5,479
Westlake Chemical Corp.	9,000	635
		364,374
Construction Materials - 0.1%
Caesarstone Sdot-Yam Ltd.	255,800	14,289
Eagle Materials, Inc.	40,900	3,576
		17,865
Containers & Packaging - 0.0%
Sealed Air Corp.	211,400	7,663
Metals & Mining - 0.4%
Steel Dynamics, Inc.	964,700	22,198
United States Steel Corp. (d)	1,206,400	48,304
		70,502
TOTAL MATERIALS		460,404
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Infratel Ltd.	4,990,661	23,917
T-Mobile U.S., Inc. (a)	305,909	8,929
		32,846
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.0%
Power Grid Corp. of India Ltd.	757,980	$ 1,798
Independent Power and Renewable Electricity Producers - 0.0%
Abengoa Yield PLC	83,100	2,701
Vivint Solar, Inc.	280,500	3,949
		6,650
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	390,232	11,902
TOTAL UTILITIES		20,350
TOTAL COMMON STOCKS (Cost $11,788,998)		17,958,721
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
The Honest Co., Inc. Series C (f)	350,333	9,459
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(f)	607,766	4,905
Series D (f)	149,114	1,203
		6,108
TOTAL CONSUMER DISCRETIONARY		15,567
INDUSTRIALS - 0.0%
Airlines - 0.0%
Azul-Linhas Aereas Brasileiras Series B (f)	165,571	6,882
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.5%
New Relic, Inc. Series F (f)	152,912	4,187
Uber Technologies, Inc. 8.00% (f)	1,289,237	80,000
		84,187
IT Services - 0.1%
AppNexus, Inc. Series E (f)	646,522	12,951
Nutanix, Inc. Series E (f)	482,746	6,467
		19,418
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Cloudera, Inc. Series F (f)	186,078	$ 3,580
TOTAL INFORMATION TECHNOLOGY		107,185
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $130,490)		129,634
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.11% (b)	97,631,696	97,632
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	285,899,705	285,900
TOTAL MONEY MARKET FUNDS (Cost $383,532)		383,532
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $12,303,020)		18,471,887
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(310,718)
NET ASSETS - 100%		$ 18,161,169
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $162,369,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 12,951
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$ 7,023
Security	Acquisition Date	Acquisition Cost (000s)
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$ 0
Cloudera, Inc. Series F	2/5/14	$ 2,709
Dropbox, Inc.	5/2/12	$ 9,084
New Relic, Inc. Series F	4/17/14	$ 4,424
NJOY, Inc.	9/11/13	$ 9,520
NJOY, Inc. Series C	6/7/13	$ 4,913
NJOY, Inc. Series D	2/14/14	$ 2,524
Nutanix, Inc. Series E	8/26/14	$ 6,467
The Honest Co., Inc.	8/21/14	$ 4,062
The Honest Co., Inc. Series C	8/21/14	$ 9,479
Uber Technologies, Inc. 8.00%	6/6/14	$ 80,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	839
Total	$ 854
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$ 9,495	$ -	$ -	$ -	$ 7,178
Total	$ 9,495	$ -	$ -	$ -	$ 7,178
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,877,451	$ 3,830,441	$ 17,881	$ 29,129
Consumer Staples	1,806,925	1,803,617	3,308	-
Energy	607,009	601,718	5,291	-
Financials	824,661	785,744	38,917	-
Health Care	2,955,216	2,938,223	16,993	-
Industrials	1,525,440	1,513,148	5,410	6,882
Information Technology	5,978,053	5,777,754	73,941	126,358
Materials	460,404	460,404	-	-
Telecommunication Services	32,846	8,929	23,917	-
Utilities	20,350	18,552	1,798	-
Money Market Funds	383,532	383,532	-	-
Total Investments in Securities:	$ 18,471,887	$ 18,122,062	$ 187,456	$ 162,369
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $12,330,522,000. Net unrealized appreciation aggregated $6,141,365,000, of which $6,369,718,000 related to appreciated investment securities and $228,353,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Value Fund

October 31, 2014

1.809087.111

BCV-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Media - 6.8%
DIRECTV (a)	68,800	$ 5,971,152
Time Warner Cable, Inc.	61,600	9,068,136
Viacom, Inc. Class B (non-vtg.)	105,800	7,689,544
		22,728,832
Specialty Retail - 5.5%
AutoZone, Inc. (a)	16,000	8,856,320
Bed Bath & Beyond, Inc. (a)	61,800	4,161,612
GNC Holdings, Inc.	127,100	5,283,547
		18,301,479
TOTAL CONSUMER DISCRETIONARY		41,030,311
CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 4.3%
CVS Health Corp.	81,282	6,974,808
Kroger Co.	129,200	7,197,732
		14,172,540
ENERGY - 9.3%
Energy Equipment & Services - 1.4%
BW Offshore Ltd.	3,762,300	4,612,965
Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	95,335	11,435,433
Marathon Petroleum Corp.	86,300	7,844,670
Suncor Energy, Inc.	202,300	7,183,396
		26,463,499
TOTAL ENERGY		31,076,464
FINANCIALS - 26.9%
Banks - 7.9%
JPMorgan Chase & Co.	161,716	9,780,584
U.S. Bancorp	155,897	6,641,212
Wells Fargo & Co.	188,698	10,017,977
		26,439,773
Capital Markets - 2.5%
Fortress Investment Group LLC	586,300	4,408,976
The Blackstone Group LP	128,600	3,873,432
		8,282,408
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.5%
Capital One Financial Corp.	59,633	$ 4,935,823
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	82,300	11,535,168
Insurance - 7.9%
ACE Ltd.	54,200	5,924,060
Allstate Corp.	92,900	6,024,565
Prudential PLC	359,979	8,335,684
The Travelers Companies, Inc.	60,700	6,118,560
		26,402,869
Real Estate Investment Trusts - 3.6%
American Capital Agency Corp.	190,800	4,338,792
Annaly Capital Management, Inc.	673,800	7,688,058
		12,026,850
TOTAL FINANCIALS		89,622,891
HEALTH CARE - 21.5%
Biotechnology - 2.8%
Amgen, Inc.	56,900	9,228,042
Health Care Equipment & Supplies - 4.6%
Covidien PLC	139,500	12,895,381
Medtronic, Inc.	38,300	2,610,528
		15,505,909
Health Care Providers & Services - 6.8%
Cigna Corp.	89,100	8,871,687
Express Scripts Holding Co. (a)	61,900	4,755,158
UnitedHealth Group, Inc.	94,000	8,930,940
		22,557,785
Pharmaceuticals - 7.3%
AbbVie, Inc.	95,400	6,054,084
Shire PLC	91,300	6,125,950
Teva Pharmaceutical Industries Ltd. sponsored ADR	212,500	11,999,875
		24,179,909
TOTAL HEALTH CARE		71,471,645
INDUSTRIALS - 5.6%
Aerospace & Defense - 2.5%
United Technologies Corp.	77,400	8,281,800
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.1%
Deere & Co.	82,700	$ 7,074,158
Professional Services - 1.0%
Dun & Bradstreet Corp.	27,900	3,426,399
TOTAL INDUSTRIALS		18,782,357
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.4%
Cisco Systems, Inc.	323,585	7,918,125
IT Services - 2.5%
IBM Corp.	24,600	4,044,240
The Western Union Co.	253,100	4,292,576
		8,336,816
Software - 3.5%
Oracle Corp.	296,100	11,562,705
Technology Hardware, Storage & Peripherals - 7.0%
EMC Corp.	394,800	11,342,604
Samsung Electronics Co. Ltd.	10,498	12,154,658
		23,497,262
TOTAL INFORMATION TECHNOLOGY		51,314,908
MATERIALS - 2.3%
Chemicals - 2.3%
CF Industries Holdings, Inc.	29,200	7,592,000
UTILITIES - 1.3%
Multi-Utilities - 1.3%
CMS Energy Corp.	133,100	4,348,377
TOTAL COMMON STOCKS (Cost $312,324,266)		329,411,493
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $1,612,350)	1,612,350	$ 1,612,350
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $313,936,616)		331,023,843
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,883,193
NET ASSETS - 100%		$ 332,907,036
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,788
Fidelity Securities Lending Cash Central Fund	574
Total	$ 4,362
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 41,030,311	$ 41,030,311	$ -	$ -
Consumer Staples	14,172,540	14,172,540	-	-
Energy	31,076,464	31,076,464	-	-
Financials	89,622,891	81,287,207	8,335,684	-
Health Care	71,471,645	65,345,695	6,125,950	-
Industrials	18,782,357	18,782,357	-	-
Information Technology	51,314,908	51,314,908	-	-
Materials	7,592,000	7,592,000	-	-
Utilities	4,348,377	4,348,377	-	-
Money Market Funds	1,612,350	1,612,350	-	-
Total Investments in Securities:	$ 331,023,843	$ 316,562,209	$ 14,461,634	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $317,443,270. Net unrealized appreciation aggregated $13,580,573, of which $19,071,745 related to appreciated investment securities and $5,491,172 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Dividend Growth Fund

October 31, 2014

1.809095.111

DGF-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.8%
Johnson Controls, Inc.	1,415,436	$ 66,879
Diversified Consumer Services - 0.6%
H&R Block, Inc.	1,658,852	53,598
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	1,654,400	46,174
Darden Restaurants, Inc.	895,800	46,385
McDonald's Corp.	222,100	20,817
Wyndham Worldwide Corp.	603,691	46,889
		160,265
Media - 2.6%
Altice SA	360,400	22,442
Atresmedia Corporacion de Medios de Comunicacion SA (d)	584,953	8,569
Comcast Corp. Class A	1,868,696	103,432
Corus Entertainment, Inc. Class B (non-vtg.)	555,400	10,220
MDC Partners, Inc. Class A (sub. vtg.)	996,608	20,630
Time Warner Cable, Inc.	406,500	59,841
		225,134
Multiline Retail - 1.2%
Dillard's, Inc. Class A	425,500	45,001
Target Corp.	989,900	61,196
		106,197
Specialty Retail - 1.9%
AutoZone, Inc. (a)	182,500	101,017
Foot Locker, Inc.	1,031,679	57,784
VT Holdings Co. Ltd.	814,900	3,218
		162,019
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp.	494,200	33,447
TOTAL CONSUMER DISCRETIONARY		807,539
CONSUMER STAPLES - 11.5%
Beverages - 3.8%
Dr. Pepper Snapple Group, Inc.	1,278,208	88,516
PepsiCo, Inc.	1,173,400	112,846
The Coca-Cola Co.	2,963,238	124,100
		325,462
Food & Staples Retailing - 2.0%
Kroger Co.	1,348,909	75,148
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	489,201	$ 21,780
Tsuruha Holdings, Inc.	156,600	9,246
Walgreen Co.	1,097,936	70,509
		176,683
Food Products - 1.9%
Archer Daniels Midland Co.	1,258,760	59,162
Bunge Ltd.	478,580	42,426
Greencore Group PLC	5,872,077	24,649
Hilton Food Group PLC	1,918,266	11,507
Kellogg Co.	475,200	30,394
		168,138
Household Products - 1.6%
Procter & Gamble Co.	1,565,700	136,639
Tobacco - 2.2%
British American Tobacco PLC (United Kingdom)	1,648,903	93,456
Japan Tobacco, Inc.	1,261,800	43,051
Lorillard, Inc.	919,456	56,547
		193,054
TOTAL CONSUMER STAPLES		999,976
ENERGY - 8.6%
Energy Equipment & Services - 0.7%
Aspen Aerogels, Inc.	754,877	6,746
National Oilwell Varco, Inc.	749,342	54,432
		61,178
Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	1,644,600	197,270
Emerald Oil, Inc. warrants 2/4/16 (a)	171,198	0
EQT Midstream Partners LP	318,600	28,222
Exxon Mobil Corp.	2,347,697	227,046
Kinder Morgan Holding Co. LLC (d)	889,600	34,428
MPLX LP	551,422	36,769
Northern Oil & Gas, Inc. (a)	1,037,290	11,721
Phillips 66 Partners LP	489,436	34,109
PrairieSky Royalty Ltd. (d)	971,100	29,899
Suncor Energy, Inc.	1,881,100	66,795
TAG Oil Ltd. (a)	854,800	1,206
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TAG Oil Ltd. (a)(e)	146,900	$ 207
Woodside Petroleum Ltd.	437,638	15,545
		683,217
TOTAL ENERGY		744,395
FINANCIALS - 15.0%
Banks - 9.9%
Bank of America Corp.	8,941,217	153,431
Citigroup, Inc.	2,324,961	124,455
JPMorgan Chase & Co.	3,665,835	221,710
Nordea Bank AB	4,045,990	51,889
SunTrust Banks, Inc.	1,427,000	55,853
U.S. Bancorp	1,932,369	82,319
Wells Fargo & Co.	3,228,293	171,390
		861,047
Capital Markets - 1.2%
Ameriprise Financial, Inc.	355,600	44,866
Carlyle Group LP	774,106	21,489
The Blackstone Group LP	1,344,784	40,505
		106,860
Consumer Finance - 1.0%
Capital One Financial Corp.	1,053,567	87,204
Diversified Financial Services - 0.9%
McGraw Hill Financial, Inc.	864,527	78,222
Insurance - 2.0%
Allied World Assurance Co.	1,185,424	45,046
MetLife, Inc.	884,100	47,954
Reinsurance Group of America, Inc.	377,014	31,763
The Chubb Corp.	445,000	44,215
		168,978
TOTAL FINANCIALS		1,302,311
HEALTH CARE - 14.9%
Biotechnology - 3.1%
Amgen, Inc.	1,048,310	170,015
Gilead Sciences, Inc. (a)	906,241	101,499
		271,514
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.6%
Covidien PLC	1,224,000	$ 113,147
Medtronic, Inc.	990,200	67,492
The Cooper Companies, Inc.	274,984	45,070
		225,709
Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	1,186,703	93,132
McKesson Corp.	429,258	87,315
		180,447
Health Care Technology - 0.1%
CompuGroup Medical AG	466,312	10,694
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	855,400	47,287
Lonza Group AG	361,151	39,750
		87,037
Pharmaceuticals - 6.0%
AbbVie, Inc.	1,529,251	97,046
Astellas Pharma, Inc.	2,833,000	43,970
GlaxoSmithKline PLC	1,869,600	42,279
Horizon Pharma PLC warrants 9/25/17 (a)	932,200	8,212
Johnson & Johnson	2,024,143	218,162
Meda AB (A Shares) (d)	533,100	7,003
Shire PLC	474,600	31,844
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,230,700	69,498
		518,014
TOTAL HEALTH CARE		1,293,415
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.4%
Precision Castparts Corp.	197,100	43,500
The Boeing Co.	491,100	61,343
United Technologies Corp.	952,266	101,892
		206,735
Air Freight & Logistics - 1.0%
FedEx Corp.	509,452	85,282
Airlines - 0.6%
Copa Holdings SA Class A	83,500	9,763
Delta Air Lines, Inc.	1,002,400	40,327
		50,090
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.2%
Generac Holdings, Inc. (a)(d)	484,894	$ 21,985
Industrial Conglomerates - 3.7%
Danaher Corp.	1,166,392	93,778
General Electric Co.	6,519,500	168,268
Roper Industries, Inc.	389,644	61,681
		323,727
Machinery - 0.8%
Deere & Co.	277,300	23,720
Manitowoc Co., Inc.	646,375	13,470
Valmont Industries, Inc.	221,100	30,107
		67,297
Professional Services - 0.6%
Dun & Bradstreet Corp.	435,202	53,447
Road & Rail - 1.2%
Union Pacific Corp.	885,930	103,167
TOTAL INDUSTRIALS		911,730
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.7%
Cisco Systems, Inc.	4,816,486	117,859
QUALCOMM, Inc.	1,525,383	119,758
		237,617
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	1,078,294	65,916
Internet Software & Services - 1.4%
Google, Inc. Class C (a)	217,012	121,327
IT Services - 3.5%
Amdocs Ltd.	731,382	34,770
ASAC II LP (a)(f)	2,514,134	34,435
Computer Sciences Corp.	778,461	47,019
Fidelity National Information Services, Inc.	742,150	43,334
IBM Corp.	607,000	99,791
Leidos Holdings, Inc.	237,800	8,696
Total System Services, Inc.	1,059,285	35,793
		303,838
Software - 5.3%
Activision Blizzard, Inc.	1,709,717	34,109
Microsoft Corp.	4,685,716	219,994
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Mobileye NV	1,383,745	$ 64,772
Oracle Corp.	3,585,560	140,016
		458,891
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	3,360,518	362,938
EMC Corp.	2,644,900	75,988
Samsung Electronics Co. Ltd.	7,756	8,980
		447,906
TOTAL INFORMATION TECHNOLOGY		1,635,495
MATERIALS - 3.7%
Chemicals - 3.2%
Cabot Corp.	736,148	34,179
E.I. du Pont de Nemours & Co.	1,056,300	73,043
LyondellBasell Industries NV Class A	787,538	72,162
Potash Corp. of Saskatchewan, Inc. (d)	1,265,200	43,186
W.R. Grace & Co. (a)	592,991	56,097
		278,667
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,440,600	41,057
TOTAL MATERIALS		319,724
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	3,371,680	169,427
UTILITIES - 1.5%
Electric Utilities - 1.0%
Edison International	541,700	33,900
NRG Yield, Inc. Class A (d)	338,600	16,920
Xcel Energy, Inc.	983,752	32,926
		83,746
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.5%
CMS Energy Corp.	1,383,445	$ 45,197
TOTAL UTILITIES		128,943
TOTAL COMMON STOCKS (Cost $6,606,018)		8,312,955
Convertible Bonds - 0.1%
Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $7,356)	$ 7,356	6,156
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	361,904,452	361,904
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	99,398,719	99,399
TOTAL MONEY MARKET FUNDS (Cost $461,303)		461,303
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $7,074,677)		8,780,414
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(92,476)
NET ASSETS - 100%		$ 8,687,938
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $207,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,435,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 25,141
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 104
Fidelity Securities Lending Cash Central Fund	117
Total	$ 221
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
TAG Oil Ltd.	$ 7,147	$ -	$ 3,691	$ -	$ -
TAG Oil Ltd. (144A)	337	-	-	-	-
Total	$ 7,484	$ -	$ 3,691	$ -	$ -
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 807,539	$ 804,321	$ 3,218	$ -
Consumer Staples	999,976	854,223	145,753	-
Energy	744,395	722,104	22,291	-
Financials	1,302,311	1,302,311	-	-
Health Care	1,293,415	1,167,110	126,305	-
Industrials	911,730	911,730	-	-
Information Technology	1,635,495	1,536,288	64,772	34,435
Materials	319,724	319,724	-	-
Telecommunication Services	169,427	169,427	-	-
Utilities	128,943	128,943	-	-
Corporate Bonds	6,156	-	6,156	-
Money Market Funds	461,303	461,303	-	-
Total Investments in Securities:	$ 8,780,414	$ 8,377,484	$ 368,495	$ 34,435
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $7,079,901,000. Net unrealized appreciation aggregated $1,700,513,000, of which $1,800,079,000 related to appreciated investment securities and $99,566,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ®
Growth & Income Portfolio

October 31, 2014

1.809089.111

GAI-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	823,207	$ 26,598
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	725,900	37,587
Domino's Pizza, Inc.	55,800	4,954
Las Vegas Sands Corp.	360,400	22,439
McDonald's Corp.	188,361	17,655
Yum! Brands, Inc.	805,744	57,877
		140,512
Household Durables - 0.2%
Tupperware Brands Corp.	202,400	12,903
Media - 4.0%
Comcast Corp. Class A	2,693,800	149,102
Lamar Advertising Co. Class A	109,300	5,645
Scripps Networks Interactive, Inc. Class A	164,089	12,674
Sinclair Broadcast Group, Inc. Class A (e)	963,161	27,980
Time Warner, Inc.	1,124,617	89,373
Viacom, Inc. Class B (non-vtg.)	278,000	20,205
		304,979
Multiline Retail - 2.2%
Target Corp.	2,683,025	165,865
Specialty Retail - 1.9%
Lowe's Companies, Inc.	1,907,879	109,131
Sally Beauty Holdings, Inc. (a)	444,600	13,031
Staples, Inc.	404,840	5,133
TJX Companies, Inc.	231,900	14,684
		141,979
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	132,300	9,624
TOTAL CONSUMER DISCRETIONARY		802,460
CONSUMER STAPLES - 11.2%
Beverages - 3.2%
Diageo PLC	1,413,430	41,685
PepsiCo, Inc.	486,414	46,778
SABMiller PLC	517,548	29,184
The Coca-Cola Co.	3,032,503	127,001
		244,648
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.1%
CVS Health Corp.	578,804	$ 49,667
Walgreen Co.	588,884	37,818
		87,485
Food Products - 0.4%
Kellogg Co.	445,254	28,478
Household Products - 2.1%
Procter & Gamble Co.	1,812,615	158,187
Svenska Cellulosa AB (SCA) (B Shares)	322,591	7,213
		165,400
Tobacco - 4.4%
British American Tobacco PLC sponsored ADR	979,923	111,280
Lorillard, Inc.	1,684,597	103,603
Philip Morris International, Inc.	832,971	74,143
Reynolds American, Inc.	726,800	45,723
		334,749
TOTAL CONSUMER STAPLES		860,760
ENERGY - 10.6%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	548,823	22,277
National Oilwell Varco, Inc.	87,700	6,371
Oceaneering International, Inc.	372,400	26,169
Schlumberger Ltd.	341,132	33,656
		88,473
Oil, Gas & Consumable Fuels - 9.4%
Apache Corp.	590,168	45,561
BG Group PLC	3,967,864	66,129
Canadian Natural Resources Ltd.	711,200	24,818
Chevron Corp.	1,624,396	194,846
Dominion Midstream Partners LP	257,217	7,678
EQT Midstream Partners LP	90,700	8,034
Exxon Mobil Corp.	149,911	14,498
Golar LNG Ltd. (e)	355,300	19,936
Imperial Oil Ltd.	973,000	46,818
Kinder Morgan Holding Co. LLC	517,900	20,043
Markwest Energy Partners LP	873,282	61,173
Peabody Energy Corp. (e)	358,900	3,743
PrairieSky Royalty Ltd. (e)	166,600	5,129
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	3,386,050	$ 120,234
The Williams Companies, Inc.	1,323,672	73,477
Western Gas Partners LP	99,700	6,969
		719,086
TOTAL ENERGY		807,559
FINANCIALS - 20.2%
Banks - 12.3%
Bank of America Corp.	9,218,856	158,196
Citigroup, Inc.	3,329,530	178,230
FirstMerit Corp.	490,804	9,006
JPMorgan Chase & Co.	5,131,492	310,345
PNC Financial Services Group, Inc.	530,654	45,843
Standard Chartered PLC (United Kingdom)	3,292,739	49,492
SunTrust Banks, Inc.	1,552,466	60,764
U.S. Bancorp	1,384,773	58,991
Wells Fargo & Co.	1,351,341	71,743
		942,610
Capital Markets - 4.8%
Apollo Investment Corp.	483,703	3,991
Artisan Partners Asset Management, Inc.	217,400	10,540
BlackRock, Inc. Class A	23,900	8,153
Carlyle Group LP	306,500	8,508
Charles Schwab Corp.	1,885,843	54,067
FXCM, Inc. Class A (e)	187,600	3,088
Invesco Ltd.	156,200	6,321
KKR & Co. LP	2,044,543	44,080
Morgan Stanley	1,394,597	48,741
Northern Trust Corp.	656,864	43,550
Oaktree Capital Group LLC Class A	165,200	7,844
State Street Corp.	1,398,127	105,503
The Blackstone Group LP	824,900	24,846
		369,232
Diversified Financial Services - 0.6%
IntercontinentalExchange Group, Inc.	163,617	34,080
TPG Specialty Lending, Inc.	954,900	16,014
		50,094
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.4%
Brown & Brown, Inc.	169,900	$ 5,413
Marsh & McLennan Companies, Inc.	329,846	17,934
MetLife, Inc.	1,286,140	69,760
Principal Financial Group, Inc.	229,500	12,019
		105,126
Real Estate Investment Trusts - 0.8%
American Homes 4 Rent (f)	258,675	4,535
Aviv REIT, Inc.	100,552	3,392
First Potomac Realty Trust	188,418	2,355
Sun Communities, Inc.	665,514	38,580
WP Carey, Inc.	151,000	10,226
		59,088
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	1,178,568	19,859
TOTAL FINANCIALS		1,546,009
HEALTH CARE - 8.6%
Biotechnology - 1.5%
Amgen, Inc.	685,803	111,224
Intercept Pharmaceuticals, Inc. (a)	21,626	5,588
		116,812
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	487,104	21,233
Ansell Ltd.	266,311	4,671
Covidien PLC	17,500	1,618
ResMed, Inc. (e)	219,067	11,440
Zimmer Holdings, Inc.	246,410	27,411
		66,373
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	373,900	29,344
McKesson Corp.	331,287	67,387
Patterson Companies, Inc.	430,170	18,545
Quest Diagnostics, Inc.	195,984	12,437
		127,713
Pharmaceuticals - 4.5%
AbbVie, Inc.	228,501	14,501
Astellas Pharma, Inc.	1,146,600	17,796
GlaxoSmithKline PLC sponsored ADR	1,915,422	87,133
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	1,020,069	$ 109,943
Novartis AG sponsored ADR	418,644	38,804
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,257,820	71,029
Theravance, Inc. (e)	531,800	8,519
		347,725
TOTAL HEALTH CARE		658,623
INDUSTRIALS - 12.8%
Aerospace & Defense - 2.1%
Meggitt PLC	2,702,600	19,503
Rolls-Royce Group PLC	884,700	11,931
The Boeing Co.	631,189	78,842
United Technologies Corp.	470,782	50,374
		160,650
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	368,273	25,488
FedEx Corp.	71,100	11,902
PostNL NV (a)	2,666,100	11,303
United Parcel Service, Inc. Class B	995,404	104,428
		153,121
Airlines - 0.2%
Copa Holdings SA Class A	121,100	14,159
Building Products - 0.1%
Lennox International, Inc.	63,800	5,673
Commercial Services & Supplies - 0.8%
ADT Corp. (e)	1,034,810	37,088
Interface, Inc.	100,820	1,616
KAR Auction Services, Inc.	613,400	18,623
Waste Management, Inc.	98,300	4,806
		62,133
Electrical Equipment - 0.3%
Hubbell, Inc. Class B	231,239	26,225
Industrial Conglomerates - 3.2%
General Electric Co.	9,478,980	244,652
Machinery - 0.5%
Cummins, Inc.	42,800	6,257
Deere & Co.	227,200	19,435
IMI PLC	39,000	762
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Parker Hannifin Corp.	45,200	$ 5,742
Stanley Black & Decker, Inc.	33,000	3,090
Valmont Industries, Inc.	45,900	6,250
		41,536
Professional Services - 0.4%
Acacia Research Corp.	448,202	8,068
Bureau Veritas SA	890,177	22,009
Exova Group Ltd. PLC (a)	782,600	2,125
		32,202
Road & Rail - 2.4%
CSX Corp.	2,276,520	81,112
J.B. Hunt Transport Services, Inc.	620,645	49,509
Kansas City Southern	88,400	10,855
Norfolk Southern Corp.	348,899	38,602
TransForce, Inc. (e)	123,200	3,013
		183,091
Trading Companies & Distributors - 0.8%
W.W. Grainger, Inc.	78,707	19,425
Watsco, Inc.	386,892	39,316
		58,741
TOTAL INDUSTRIALS		982,183
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.4%
Cisco Systems, Inc.	4,401,052	107,694
QUALCOMM, Inc.	959,446	75,326
		183,020
Internet Software & Services - 3.0%
Google, Inc.:
Class A (a)	168,807	95,860
Class C (a)	149,907	83,810
Yahoo!, Inc. (a)	1,107,195	50,986
		230,656
IT Services - 4.9%
Amadeus IT Holding SA Class A	21,300	782
Cognizant Technology Solutions Corp. Class A (a)	666,872	32,577
Fidelity National Information Services, Inc.	256,036	14,950
IBM Corp.	214,504	35,264
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Leidos Holdings, Inc.	75,100	$ 2,746
MasterCard, Inc. Class A	881,700	73,842
Paychex, Inc.	2,257,557	105,970
The Western Union Co.	796,080	13,502
Unisys Corp. (a)	494,600	12,682
Visa, Inc. Class A	333,971	80,631
		372,946
Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc.	2,095,149	46,282
Broadcom Corp. Class A	1,531,982	64,159
Xilinx, Inc.	115,400	5,133
		115,574
Software - 3.5%
Intuit, Inc.	46,300	4,075
Microsoft Corp.	5,241,099	246,070
Oracle Corp.	488,353	19,070
		269,215
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	2,727,894	294,613
First Data Holdings, Inc. Class B (h)	5,155,476	20,622
		315,235
TOTAL INFORMATION TECHNOLOGY		1,486,646
MATERIALS - 3.5%
Chemicals - 3.0%
Airgas, Inc.	419,006	46,736
Balchem Corp.	67,700	4,380
E.I. du Pont de Nemours & Co.	360,546	24,932
FMC Corp.	398,182	22,836
Methanex Corp.	234,600	13,942
Monsanto Co.	621,815	71,534
Potash Corp. of Saskatchewan, Inc.	331,700	11,322
Syngenta AG (Switzerland)	88,619	27,406
Tronox Ltd. Class A	221,600	5,358
		228,446
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,151,600	$ 32,821
SunCoke Energy Partners LP	47,272	1,228
		34,049
Paper & Forest Products - 0.0%
Domtar Corp.	80,900	3,323
TOTAL MATERIALS		265,818
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	2,996,974	150,598
UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	195,700	7,161
TOTAL COMMON STOCKS (Cost $6,063,133)		7,567,817
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (h)	68,794	555
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%	185,143	59,477
TOTAL CONVERTIBLE PREFERRED STOCKS		60,032
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	79,623,000	127
TOTAL PREFERRED STOCKS (Cost $47,075)		60,159
Convertible Bonds - 0.2%
		Principal Amount (000s) (d)	Value (000s)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc.:
3% 2/27/17		$ 5,615	$ 4,699
5% 10/15/18 (h)		2,870	2,270
Peabody Energy Corp. 4.75% 12/15/41		7,660	5,075
			12,044
TOTAL CONVERTIBLE BONDS (Cost $14,445)			12,044
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $4,623)	EUR	3,010	4,264
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	11,130,216	11,130
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	67,884,538	67,885
TOTAL MONEY MARKET FUNDS (Cost $79,015)		79,015
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $6,208,291)		7,723,299
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(68,593)
NET ASSETS - 100%		$ 7,654,706
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,799,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,447,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13 - 4/15/14	$ 2,870
First Data Holdings, Inc. Class B	6/26/14	$ 20,622
NJOY, Inc. Series D	2/14/14	$ 1,164
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	137
Total	$ 139
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 803,015	$ 802,460	$ -	$ 555
Consumer Staples	860,760	819,075	41,685	-
Energy	807,559	741,430	66,129	-
Financials	1,546,009	1,546,009	-	-
Health Care	718,100	695,633	22,467	-
Industrials	982,310	982,310	-	-
Information Technology	1,486,646	1,466,024	-	20,622
Materials	265,818	238,412	27,406	-
Telecommunication Services	150,598	150,598	-	-
Utilities	7,161	7,161	-	-
Corporate Bonds	12,044	-	12,044	-
Preferred Securities	4,264	-	4,264	-
Money Market Funds	79,015	79,015	-	-
Total Investments in Securities:	$ 7,723,299	$ 7,528,127	$ 173,995	$ 21,177
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $6,227,548,000. Net unrealized appreciation aggregated $1,495,751,000, of which $1,639,605,000 related to appreciated investment securities and $143,854,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company
Stock Fund

October 31, 2014

1.809078.111

LSF-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.7%
Auto Components - 2.4%
Delphi Automotive PLC	592,300	$ 40,857
Tenneco, Inc. (a)	825,300	43,213
TRW Automotive Holdings Corp. (a)	396,200	40,155
		124,225
Automobiles - 5.1%
Ford Motor Co.	8,332,333	117,403
General Motors Co.	4,081,587	128,162
General Motors Co.:
warrants 7/10/16 (a)	469,476	10,174
warrants 7/10/19 (a)	469,476	6,699
Motors Liquidation Co. GUC Trust (a)	123,112	2,844
		265,282
Diversified Consumer Services - 4.1%
Service Corp. International	9,896,727	216,441
Hotels, Restaurants & Leisure - 0.6%
ARAMARK Holdings Corp.	987,744	27,568
Penn National Gaming, Inc. (a)	360,340	4,717
Station Holdco LLC unit (a)(g)(h)	146,846	54
		32,339
Household Durables - 2.1%
Hovnanian Enterprises, Inc. Class A (a)(d)	1,419,000	5,335
Lennar Corp. Class A (d)	677,100	29,169
Newell Rubbermaid, Inc.	2,341,747	78,050
		112,554
Media - 7.3%
AMC Networks, Inc. Class A (a)	446,400	27,074
Cinemark Holdings, Inc.	2,601,645	91,890
Comcast Corp. Class A	3,767,334	208,522
Gray Television, Inc. (a)(e)	3,766,164	34,799
Nexstar Broadcasting Group, Inc. Class A	455,698	20,561
		382,846
Specialty Retail - 3.1%
Asbury Automotive Group, Inc. (a)	385,122	26,974
GameStop Corp. Class A (d)	2,590,007	110,749
Sally Beauty Holdings, Inc. (a)	808,000	23,682
		161,405
TOTAL CONSUMER DISCRETIONARY		1,295,092
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.8%
Food Products - 1.4%
ConAgra Foods, Inc.	541,700	$ 18,607
Darling International, Inc. (a)	3,065,983	53,961
		72,568
Personal Products - 0.4%
Revlon, Inc. (a)	553,261	18,977
TOTAL CONSUMER STAPLES		91,545
ENERGY - 9.4%
Energy Equipment & Services - 2.4%
Ensco PLC Class A	110,000	4,465
Halliburton Co.	1,126,593	62,120
Noble Corp.	987,610	20,661
Oil States International, Inc. (a)	270,466	16,158
Paragon Offshore PLC (a)(d)	329,203	1,603
Schlumberger Ltd.	109,400	10,793
Transocean Ltd. (United States) (d)	381,900	11,392
		127,192
Oil, Gas & Consumable Fuels - 7.0%
Continental Resources, Inc. (a)(d)	988,974	55,748
Denbury Resources, Inc.	1,522,200	18,875
Hess Corp.	835,910	70,894
HollyFrontier Corp.	1,549,563	70,319
Kodiak Oil & Gas Corp. (a)	2,019,747	21,793
Peabody Energy Corp. (d)	2,252,625	23,495
Range Resources Corp.	247,200	16,908
Valero Energy Corp.	1,328,266	66,533
Western Refining, Inc.	451,814	20,598
		365,163
TOTAL ENERGY		492,355
FINANCIALS - 12.4%
Banks - 8.6%
Bank of America Corp.	8,641,999	148,297
Barclays PLC sponsored ADR (d)	2,441,721	37,603
CIT Group, Inc.	229,310	11,220
Citigroup, Inc.	1,458,047	78,049
Huntington Bancshares, Inc.	8,526,580	84,498
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Regions Financial Corp.	5,015,480	$ 49,804
SunTrust Banks, Inc.	1,019,600	39,907
		449,378
Consumer Finance - 1.2%
American Express Co.	679,548	61,125
Insurance - 1.2%
AFLAC, Inc.	641,700	38,329
Lincoln National Corp.	435,700	23,859
		62,188
Real Estate Investment Trusts - 1.0%
Gaming & Leisure Properties	430,875	13,465
Host Hotels & Resorts, Inc.	1,016,122	23,686
Sabra Health Care REIT, Inc.	547,507	15,642
		52,793
Real Estate Management & Development - 0.3%
Realogy Holdings Corp. (a)	463,840	19,022
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	441,300	3,936
TOTAL FINANCIALS		648,442
HEALTH CARE - 11.6%
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	9,434,356	125,288
Health Care Providers & Services - 6.3%
Community Health Systems, Inc. (a)	1,376,027	75,640
DaVita HealthCare Partners, Inc. (a)	532,952	41,608
HCA Holdings, Inc. (a)	1,216,779	85,235
Tenet Healthcare Corp. (a)	1,591,444	89,200
Universal Health Services, Inc. Class B	385,505	39,981
		331,664
Pharmaceuticals - 2.9%
Johnson & Johnson	153,000	16,490
Merck & Co., Inc.	1,551,500	89,894
Sanofi SA sponsored ADR	992,534	45,895
		152,279
TOTAL HEALTH CARE		609,231
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	478,776	$ 46,020
Huntington Ingalls Industries, Inc.	258,160	27,318
Textron, Inc.	602,700	25,030
		98,368
Airlines - 4.7%
American Airlines Group, Inc.	1,481,380	61,255
Delta Air Lines, Inc.	3,665,001	147,443
Southwest Airlines Co.	571,283	19,698
United Continental Holdings, Inc. (a)	370,700	19,577
		247,973
Building Products - 0.5%
Allegion PLC	246,500	13,087
Armstrong World Industries, Inc. (a)	273,500	13,243
		26,330
Commercial Services & Supplies - 1.3%
Civeo Corp.	540,932	6,594
Deluxe Corp.	742,413	45,139
Tyco International Ltd.	328,233	14,091
		65,824
Electrical Equipment - 0.6%
Emerson Electric Co.	163,500	10,474
Generac Holdings, Inc. (a)(d)	490,557	22,242
		32,716
Industrial Conglomerates - 0.6%
General Electric Co.	1,103,883	28,491
Machinery - 1.6%
Harsco Corp.	1,103,224	23,918
Ingersoll-Rand PLC	739,500	46,307
Pentair PLC	78,757	5,281
Timken Co.	228,734	9,833
		85,339
Marine - 0.4%
Genco Shipping & Trading Ltd. (a)	573,680	8,950
Navios Maritime Holdings, Inc. (d)	2,162,794	12,739
		21,689
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	707,700	$ 15,513
TOTAL INDUSTRIALS		622,243
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.1%
Cisco Systems, Inc.	2,383,049	58,313
Electronic Equipment & Components - 2.0%
Avnet, Inc.	594,313	25,704
Belden, Inc.	777,664	55,362
Corning, Inc.	726,800	14,849
Viasystems Group, Inc. (a)	540,460	8,577
		104,492
Internet Software & Services - 0.2%
VeriSign, Inc. (a)(d)	194,300	11,611
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)(d)	1,704,692	4,773
Freescale Semiconductor, Inc. (a)	1,235,600	24,576
Intersil Corp. Class A	1,460,387	19,409
Micron Technology, Inc. (a)	2,293,545	75,893
NXP Semiconductors NV (a)	269,464	18,501
ON Semiconductor Corp. (a)	2,920,068	24,207
		167,359
Software - 1.7%
Citrix Systems, Inc. (a)	230,899	14,831
Microsoft Corp.	1,619,168	76,020
		90,851
Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (a)	1,117,931	30,933
TOTAL INFORMATION TECHNOLOGY		463,559
MATERIALS - 12.9%
Chemicals - 9.7%
H.B. Fuller Co.	461,829	19,383
LyondellBasell Industries NV Class A	4,894,955	448,530
OMNOVA Solutions, Inc. (a)(e)	3,114,962	21,898
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Phosphate Holdings, Inc. (a)	307,500	$ 95
W.R. Grace & Co. (a)	179,956	17,024
		506,930
Containers & Packaging - 2.4%
Rock-Tenn Co. Class A	2,116,528	108,260
Sealed Air Corp.	483,434	17,524
		125,784
Metals & Mining - 0.1%
Ormet Corp. (a)(e)	1,405,000	5
TimkenSteel Corp.	114,367	4,641
		4,646
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp. (a)	1,563,090	22,821
Neenah Paper, Inc.	266,200	16,241
		39,062
TOTAL MATERIALS		676,422
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Frontier Communications Corp. (d)	5,528,256	36,155
Intelsat SA (a)	1,144,700	22,276
		58,431
UTILITIES - 2.7%
Electric Utilities - 0.3%
FirstEnergy Corp.	421,304	15,731
Independent Power Producers & Energy Traders - 2.4%
Calpine Corp. (a)	2,616,200	59,702
The AES Corp.	4,595,007	64,652
		124,354
TOTAL UTILITIES		140,085
TOTAL COMMON STOCKS (Cost $3,192,141)		5,097,405
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value (000s)
FINANCIALS - 0.2%
Capital Markets - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $10,975)	439,013	$ 11,735
Nonconvertible Bonds - 0.3%
	Principal Amount (000s)
ENERGY - 0.3%
Energy Equipment & Services - 0.3%
Offshore Group Investment Ltd. 7.5% 11/1/19	$ 13,360	11,389
SAExploration Holdings, Inc. 10% 7/15/19 (f)	6,930	6,376
		17,765
TOTAL NONCONVERTIBLE BONDS (Cost $20,920)		17,765
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	109,853,079	109,853
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	280,034,966	280,035
TOTAL MONEY MARKET FUNDS (Cost $389,888)		389,888
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $3,613,924)		5,516,793
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(274,826)
NET ASSETS - 100%		$ 5,241,967
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,376,000 or 0.1% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 5,990
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	212
Total	$ 245
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 45,872	$ -	$ -	$ -	$ 34,799
OMNOVA Solutions, Inc.	25,138	-	-	-	21,898
Ormet Corp.	8	-	-	-	5
Total	$ 71,018	$ -	$ -	$ -	$ 56,702
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,295,092	$ 1,295,038	$ -	$ 54
Consumer Staples	91,545	91,545	-	-
Energy	492,355	492,355	-	-
Financials	660,177	660,177	-	-
Health Care	609,231	609,231	-	-
Industrials	622,243	622,243	-	-
Information Technology	463,559	463,559	-	-
Materials	676,422	676,422	-	-
Telecommunication Services	58,431	58,431	-	-
Utilities	140,085	140,085	-	-
Corporate Bonds	17,765	-	17,765	-
Money Market Funds	389,888	389,888	-	-
Total Investments in Securities:	$ 5,516,793	$ 5,498,974	$ 17,765	$ 54
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $3,613,924,000. Net unrealized appreciation aggregated $1,902,869,000, of which $2,094,872,000 related to appreciated investment securities and $192,003,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® OTC Portfolio

October 31, 2014

1.809071.111

OTC-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.9%
Automobiles - 0.4%
Tesla Motors, Inc. (a)(d)	171,299	$ 41,403
Hotels, Restaurants & Leisure - 1.2%
Bloomin' Brands, Inc. (a)	771,100	14,582
Intrawest Resorts Holdings, Inc.	764,235	8,131
Panera Bread Co. Class A (a)	540,500	87,366
Starbucks Corp.	207,710	15,695
The Cheesecake Factory, Inc.	151,702	6,969
Vail Resorts, Inc.	89,900	7,764
		140,507
Internet & Catalog Retail - 12.2%
Amazon.com, Inc. (a)	1,967,898	601,114
ASOS PLC (a)(e)	4,616,740	196,156
Groupon, Inc. Class A (a)(d)(e)	66,933,381	489,283
priceline.com, Inc. (a)	29,000	34,980
Wayfair LLC	381,300	8,614
Wayfair, Inc.	28,200	708
zulily, Inc. Class A (d)	2,690,587	97,884
		1,428,739
Media - 0.0%
Comcast Corp. Class A	31,400	1,738
Specialty Retail - 0.5%
Francesca's Holdings Corp. (a)	1,509	18
Monro Muffler Brake, Inc.	613	33
Ross Stores, Inc.	526,700	42,515
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	91,315	11,032
		53,598
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG sponsored ADR	29,400	1,067
Kate Spade & Co. (a)	205,800	5,583
lululemon athletica, Inc. (a)(d)	227,746	9,486
NIKE, Inc. Class B	400	37
Ralph Lauren Corp.	339,800	56,013
		72,186
TOTAL CONSUMER DISCRETIONARY		1,738,171
CONSUMER STAPLES - 3.8%
Beverages - 0.3%
Monster Beverage Corp. (a)	385,100	38,849
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	1,471,750	$ 196,287
Sprouts Farmers Market LLC (a)	727,500	21,178
		217,465
Food Products - 1.6%
Danone SA sponsored ADR	3,721,723	50,876
Keurig Green Mountain, Inc.	632,117	95,924
Mondelez International, Inc.	1,010,900	35,644
		182,444
TOTAL CONSUMER STAPLES		438,758
ENERGY - 0.5%
Energy Equipment & Services - 0.2%
Oceaneering International, Inc.	327,800	23,035
Oil, Gas & Consumable Fuels - 0.3%
Anadarko Petroleum Corp.	12,600	1,156
EOG Resources, Inc.	146,500	13,925
Noble Energy, Inc.	365,000	21,035
Rosetta Resources, Inc. (a)	124,800	4,746
		40,862
TOTAL ENERGY		63,897
FINANCIALS - 4.5%
Banks - 2.6%
Bank of America Corp.	2,390,100	41,014
Citigroup, Inc.	692,300	37,059
Commerce Bancshares, Inc.	747,900	33,850
First Republic Bank	115,300	5,872
Huntington Bancshares, Inc.	4,400	44
JPMorgan Chase & Co.	1,591,300	96,242
PacWest Bancorp	1,000	43
Signature Bank (a)	214,600	25,994
UMB Financial Corp.	558,800	33,293
Wells Fargo & Co.	625,000	33,181
		306,592
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 0.5%
Carlyle Group LP	630,500	$ 17,503
Northern Trust Corp.	575,600	38,162
		55,665
Consumer Finance - 1.4%
American Express Co.	955,400	85,938
Capital One Financial Corp.	907,500	75,114
		161,052
TOTAL FINANCIALS		523,309
HEALTH CARE - 18.9%
Biotechnology - 12.8%
Acceleron Pharma, Inc. (a)	167,000	6,176
Aegerion Pharmaceuticals, Inc. (a)	9,600	194
Alexion Pharmaceuticals, Inc. (a)	775,289	148,359
Alkermes PLC (a)	865,236	43,738
Alnylam Pharmaceuticals, Inc. (a)	141,500	13,123
Amgen, Inc.	89,200	14,466
Avalanche Biotechnologies, Inc.	700,821	22,631
Avalanche Biotechnologies, Inc. (a)(d)	251,499	9,024
BioCryst Pharmaceuticals, Inc. (a)	1,582,464	18,546
Biogen Idec, Inc. (a)	291,000	93,434
BioMarin Pharmaceutical, Inc. (a)	1,881,456	155,220
Celldex Therapeutics, Inc. (a)(d)	1,255,985	21,038
Clovis Oncology, Inc. (a)(d)	432,455	25,800
Dicerna Pharmaceuticals, Inc. (d)	253,207	2,373
Epizyme, Inc. (a)	85	2
Foundation Medicine, Inc. (a)(d)(e)	2,162,912	55,976
Genocea Biosciences, Inc.	686,570	6,028
Gilead Sciences, Inc. (a)	1,810,999	202,832
Intercept Pharmaceuticals, Inc. (a)	283,119	73,155
Ironwood Pharmaceuticals, Inc. Class A (a)	3,220,042	45,145
Isis Pharmaceuticals, Inc. (a)	46,249	2,130
KYTHERA Biopharmaceuticals, Inc. (a)(d)(e)	1,257,482	44,326
Lion Biotechnologies, Inc. (a)	1,713,600	10,950
Medivation, Inc. (a)	750,904	79,371
NPS Pharmaceuticals, Inc. (a)	422,700	11,582
Ophthotech Corp. (a)(d)	955,500	39,863
Otonomy, Inc.	208,938	5,506
Portola Pharmaceuticals, Inc. (a)(e)	2,884,007	82,194
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
PTC Therapeutics, Inc. (a)(d)(e)	1,959,289	$ 80,076
Puma Biotechnology, Inc. (a)	148,100	37,114
Seattle Genetics, Inc. (a)(d)	1,401,386	51,389
Synageva BioPharma Corp. (a)	849,683	64,355
Targacept, Inc. (a)	4,749	11
Ultragenyx Pharma, Inc. (d)	257,996	12,128
uniQure B.V.	192,200	2,183
Versartis, Inc. (a)(d)	517,200	10,297
XOMA Corp. (a)(d)	1,521,913	6,529
		1,497,264
Health Care Equipment & Supplies - 1.3%
Accuray, Inc. (a)(d)	2,427,800	15,368
Endologix, Inc. (a)	1,400	16
HeartWare International, Inc. (a)	22,700	1,751
IDEXX Laboratories, Inc. (a)	207,002	29,326
Insulet Corp. (a)	22,817	985
Novadaq Technologies, Inc. (a)(e)	4,659,873	72,787
Quidel Corp. (a)	1,088,274	31,070
		151,303
Health Care Providers & Services - 0.6%
Accretive Health, Inc. (a)(d)(e)	9,842,302	70,865
Health Care Technology - 2.8%
athenahealth, Inc. (a)(d)(e)	2,369,183	290,225
Castlight Health, Inc. Class B (a)(d)	65,400	818
Veeva Systems, Inc. Class A	1,317,500	39,235
		330,278
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	210,000	40,442
Pharmaceuticals - 1.0%
Achaogen, Inc. (a)	847,200	8,997
GW Pharmaceuticals PLC ADR (a)(d)	130,327	9,612
Intra-Cellular Therapies, Inc. (a)	263,900	4,090
Jazz Pharmaceuticals PLC (a)	78,709	13,289
Mallinckrodt PLC (a)	82	8
Revance Therapeutics, Inc.	910,100	18,348
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	293,800	$ 58,701
Theravance, Inc. (d)	326,579	5,232
		118,277
TOTAL HEALTH CARE		2,208,429
INDUSTRIALS - 3.9%
Airlines - 1.1%
American Airlines Group, Inc.	3,202,400	132,419
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	147,000	18,522
Electrical Equipment - 0.7%
SolarCity Corp. (a)(d)	1,296,048	76,700
Professional Services - 0.9%
Verisk Analytics, Inc. (a)	1,761,500	109,830
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	1,415,480	112,913
TOTAL INDUSTRIALS		450,384
INFORMATION TECHNOLOGY - 50.1%
Communications Equipment - 2.7%
Aruba Networks, Inc. (a)	848,635	18,314
Cisco Systems, Inc.	5,228,500	127,941
Juniper Networks, Inc.	1,666,500	35,113
QUALCOMM, Inc.	1,798,153	141,173
		322,541
Electronic Equipment & Components - 1.1%
Control4 Corp. (a)(d)	1,600	25
Trimble Navigation Ltd. (a)	4,707,300	126,438
		126,463
Internet Software & Services - 18.5%
Alibaba Group Holding Ltd. sponsored ADR	19,700	1,942
Baidu.com, Inc. sponsored ADR (a)	390,400	93,216
Benefitfocus, Inc. (a)(d)	3,400	94
Constant Contact, Inc. (a)	757,636	26,790
Cornerstone OnDemand, Inc. (a)	1,724,882	62,561
Criteo SA sponsored ADR (e)	3,875,687	118,945
Cvent, Inc. (a)	176,200	4,571
Dropbox, Inc. (a)(f)	331,524	6,332
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
E2open, Inc. (a)(d)	1,152,491	$ 6,731
Facebook, Inc. Class A (a)	4,144,538	310,799
Google, Inc.:
Class A (a)	868,427	493,154
Class C (a)	860,077	480,852
Marketo, Inc. (a)(d)	2,011,478	64,910
Opower, Inc. (d)	278,747	5,062
Rackspace Hosting, Inc. (a)(e)	9,689,146	371,676
Textura Corp. (a)	600	16
Twitter, Inc.	870,800	36,112
Wix.com Ltd. (a)(d)	364,405	6,191
Yahoo!, Inc. (a)	1,514,800	69,757
		2,159,711
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	233,400	11,581
Applied Micro Circuits Corp. (a)	457,650	2,961
Cree, Inc. (a)(d)	1,408,400	44,336
Freescale Semiconductor, Inc. (a)	1,187,600	23,621
Inphi Corp. (a)	1,595	25
Marvell Technology Group Ltd.	89,600	1,204
Mellanox Technologies Ltd. (a)	54	2
Micron Technology, Inc. (a)	2,013,900	66,640
NVE Corp. (a)(e)	265,557	19,035
NVIDIA Corp.	7,988,461	156,095
Xilinx, Inc.	302,800	13,469
		338,969
Software - 13.7%
Activision Blizzard, Inc.	12,606,804	251,506
Check Point Software Technologies Ltd. (a)	400	30
CommVault Systems, Inc. (a)(e)	3,453,584	153,132
Electronic Arts, Inc. (a)	22,960	941
Fleetmatics Group PLC (a)	1,341,522	49,824
GameLoft SE (a)(e)	7,764,787	39,895
Imperva, Inc. (a)	406,800	16,667
Interactive Intelligence Group, Inc. (a)	222,187	10,723
Microsoft Corp.	10,020,439	470,460
NetSuite, Inc. (a)(d)	556,200	60,437
Red Hat, Inc. (a)	167,700	9,881
salesforce.com, Inc. (a)	1,970,120	126,068
SAP AG sponsored ADR	97,129	6,617
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
SolarWinds, Inc. (a)	700	$ 33
Synchronoss Technologies, Inc. (a)(e)	4,013,107	207,357
Synopsys, Inc. (a)	123,300	5,053
Tableau Software, Inc. (a)	12,300	1,016
Ubisoft Entertainment SA (a)(e)	10,112,456	182,863
Xero Ltd. (f)	661,157	8,169
Yodlee, inc.	87,600	1,212
		1,601,884
Technology Hardware, Storage & Peripherals - 11.2%
Apple, Inc.	10,912,520	1,178,549
Cray, Inc. (a)	65	2
Electronics for Imaging, Inc. (a)	1,202,400	54,974
EMC Corp.	1,000	29
Nimble Storage, Inc. (d)	2,041,444	55,854
SanDisk Corp.	233,900	22,019
Silicon Graphics International Corp. (a)	1,774	15
Stratasys Ltd. (a)	32,000	3,852
		1,315,294
TOTAL INFORMATION TECHNOLOGY		5,864,862
MATERIALS - 0.8%
Chemicals - 0.4%
Monsanto Co.	435,300	50,077
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	900	21
		50,098
Metals & Mining - 0.4%
Anglo American PLC ADR (d)	4,430,000	46,958
Randgold Resources Ltd. sponsored ADR	333	19
		46,977
TOTAL MATERIALS		97,075
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Cogent Communications Group, Inc.	265,500	9,011
Level 3 Communications, Inc. (a)(d)	3,672,047	172,256
		181,267
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Vivint Solar, Inc.	184,000	$ 2,591
TOTAL COMMON STOCKS (Cost $9,108,275)		11,568,743
Convertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.2%
Roku, Inc.:
8.00% (a)(f)	16,562,507	21,524
Series G, 8.00% (f)	3,185,945	4,140
		25,664
Internet & Catalog Retail - 0.1%
One Kings Lane, Inc. Series E (f)	648,635	8,303
Media - 0.1%
Turn, Inc. Series E (f)	1,199,041	8,345
TOTAL CONSUMER DISCRETIONARY		42,312
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.3%
Uber Technologies, Inc. 8.00% (f)	564,041	35,000
IT Services - 0.3%
AppNexus, Inc. Series E (f)	1,416,796	28,382
Nutanix, Inc. Series E (f)	311,503	4,173
		32,555
Software - 0.0%
Cloudera, Inc. Series F (f)	126,709	2,438
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(f)	184,982	2,656
TOTAL INFORMATION TECHNOLOGY		72,649
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $109,822)		114,961
Money Market Funds - 4.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	41,281,991	$ 41,282
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	483,037,958	483,038
TOTAL MONEY MARKET FUNDS (Cost $524,320)		524,320
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $9,742,417)		12,208,024
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(510,463)
NET ASSETS - 100%		$ 11,697,561
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $129,462,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14 - 9/17/14	$ 28,382
Cloudera, Inc. Series F	2/5/14	$ 1,845
Dropbox, Inc.	5/2/12	$ 3,000
Nutanix, Inc. Series E	8/26/14	$ 4,173
One Kings Lane, Inc. Series E	1/29/14	$ 10,000
Pure Storage, Inc. Series E	8/22/13	$ 1,282
Roku, Inc. 8.00%	5/7/13	$ 15,000
Roku, Inc. Series G, 8.00%	10/1/14	$ 4,140
Turn, Inc. Series E	12/30/13	$ 10,000
Uber Technologies, Inc. 8.00%	6/6/14	$ 35,000
Xero Ltd.	10/14/13	$ 10,054
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	1,385
Total	$ 1,395
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 82,872	$ -	$ -	$ -	$ 70,865
ASOS PLC	-	156,359	-	-	196,156
athenahealth, Inc.	294,726	-	-	-	290,225
CommVault Systems, Inc.	159,387	5,572	-	-	153,132
Criteo SA sponsored ADR	-	131,223	3,134	-	118,945
E2open, Inc.	25,119	-	4,307	-	-
Foundation Medicine, Inc.	35,879	11,036	-	-	55,976
GameLoft SE	49,492	-	-	-	39,895
Groupon, Inc. Class A	390,059	39,856	-	-	489,283
KYTHERA Biopharmaceuticals, Inc.	42,226	-	-	-	44,326
Lion Biotechnologies, Inc.	12,870	-	585	-	-
Marketo, Inc.	56,923	-	2,249	-	-
Novadaq Technologies, Inc.	38,683	27,409	-	-	72,787
NVE Corp.	17,620	-	-	-	19,035
Portola Pharmaceuticals, Inc.	58,747	14,580	-	-	82,194
PTC Therapeutics, Inc.	55,466	2,229	8,514	-	80,076
Rackspace Hosting, Inc.	293,484	-	-	-	371,676
Synchronoss Technologies, Inc.	165,112	-	3,385	-	207,357
Ubisoft Entertainment SA	169,602	-	-	-	182,863
Total	$ 1,948,267	$ 388,264	$ 22,174	$ -	$ 2,474,791
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,780,483	$ 1,729,557	$ 8,614	$ 42,312
Consumer Staples	438,758	438,758	-	-
Energy	63,897	63,897	-	-
Financials	523,309	523,309	-	-
Health Care	2,208,429	2,185,798	22,631	-
Industrials	450,384	450,384	-	-
Information Technology	5,937,511	5,858,530	-	78,981
Materials	97,075	97,075	-	-
Telecommunication Services	181,267	181,267	-	-
Utilities	2,591	2,591	-	-
Money Market Funds	524,320	524,320	-	-
Total Investments in Securities:	$ 12,208,024	$ 12,055,486	$ 31,245	$ 121,293
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $9,792,452,000. Net unrealized appreciation aggregated $2,415,572,000, of which $2,999,549,000 related to appreciated investment securities and $583,977,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Income Fund

October 31, 2014

1.809106.111

REI-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 30.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)(k)	4,620	$ 6,928,291
FINANCIALS - 30.6%
Capital Markets - 0.6%
Ellington Financial LLC	1,051,800	23,654,982
Real Estate Investment Trusts - 29.3%
Acadia Realty Trust (SBI) (g)	3,630,949	113,285,609
AG Mortgage Investment Trust, Inc.	781,700	14,907,019
American Tower Corp.	179,900	17,540,250
Annaly Capital Management, Inc.	826,600	9,431,506
Anworth Mortgage Asset Corp.	1,572,210	8,159,770
Apartment Investment & Management Co. Class A	1,268,100	45,385,299
Arbor Realty Trust, Inc. (g)	3,068,975	20,654,202
AvalonBay Communities, Inc.	154,900	24,139,616
Boardwalk (REIT)	136,200	8,628,437
Canadian (REIT)	83,600	3,670,968
CBL & Associates Properties, Inc.	2,202,873	42,140,960
Cedar Shopping Centers, Inc.	1,208,910	8,317,301
Chambers Street Properties	1,457,593	11,966,839
CYS Investments, Inc.	2,094,739	18,706,019
Douglas Emmett, Inc.	564,100	15,868,133
Dynex Capital, Inc.	1,989,943	16,755,320
EastGroup Properties, Inc.	88,000	6,059,680
Ellington Residential Mortgage REIT (f)	260,000	4,635,800
Equity Lifestyle Properties, Inc.	2,555,260	125,463,266
Equity Residential (SBI)	316,700	22,029,652
Excel Trust, Inc.	2,016,928	26,220,064
Extra Space Storage, Inc.	188,900	10,986,424
First Potomac Realty Trust	1,381,615	17,270,188
Five Oaks Investment Corp. (f)	479,100	5,332,383
H&R REIT/H&R Finance Trust	375,100	7,465,057
Hatteras Financial Corp.	787,600	14,995,904
Lexington Corporate Properties Trust	4,251,582	46,597,339
LTC Properties, Inc.	397,313	16,663,307
MFA Financial, Inc.	16,465,593	137,981,642
Mid-America Apartment Communities, Inc.	612,400	43,272,184
Monmouth Real Estate Investment Corp. Class A (f)	1,037,773	11,623,058
National Retail Properties, Inc.	244,200	9,308,904
Newcastle Investment Corp.	1,381,100	33,353,565
NorthStar Realty Finance Corp.	285,500	5,304,590
Piedmont Office Realty Trust, Inc. Class A	828,800	16,120,160
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Potlatch Corp.	306,900	$ 13,500,531
Prologis, Inc.	393,287	16,380,404
Redwood Trust, Inc. (f)	247,700	4,654,283
Select Income (REIT)	473,800	11,612,838
Senior Housing Properties Trust (SBI)	1,953,800	44,136,342
Simon Property Group, Inc.	161,500	28,942,415
Stag Industrial, Inc.	156,469	3,817,844
Terreno Realty Corp.	1,515,264	31,911,460
Two Harbors Investment Corp.	1,721,280	17,436,566
Ventas, Inc.	920,646	63,073,457
Washington Prime Group, Inc.	972,963	17,153,338
Washington REIT (SBI)	224,300	6,338,718
Weyerhaeuser Co.	730,000	24,717,800
WP Carey, Inc. (f)	665,000	45,033,800
		1,268,950,211
Real Estate Management & Development - 0.7%
Brookfield Asset Management, Inc. Class A	257,600	12,609,726
Kennedy-Wilson Holdings, Inc.	664,021	17,988,329
		30,598,055
TOTAL FINANCIALS		1,323,203,248
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
West Fraser Timber Co. Ltd.	113,300	5,944,216
TOTAL COMMON STOCKS (Cost $1,123,723,910)		1,336,075,755
Preferred Stocks - 18.2%

Convertible Preferred Stocks - 0.9%
FINANCIALS - 0.9%
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. Series D 7.00%	195,000	5,289,375
Excel Trust, Inc. 7.00% (h)	248,200	6,360,125
Health Care REIT, Inc. Series I, 6.50%	46,800	2,925,000
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust Series C, 6.50%	439,550	$ 21,515,973
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	2,547,200
		38,637,673
Nonconvertible Preferred Stocks - 17.3%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	135,953	3,466,802
FINANCIALS - 17.2%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,447,939
Real Estate Investment Trusts - 16.9%
AG Mortgage Investment Trust, Inc. 8.00%	532,287	12,961,188
Alexandria Real Estate Equities, Inc. Series E, 6.45%	145,913	3,720,782
American Capital Agency Corp.:
8.00%	200,000	5,134,000
Series B, 7.75%	360,200	8,785,278
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	6,205,955
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
American Homes 4 Rent:
Series A, 5.00%	302,231	7,456,039
Series B, 5.00%	215,802	5,243,989
Series C, 5.50%	602,913	14,735,194
American Realty Capital Properties, Inc. Series F, 6.70%	528,579	11,639,310
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,441,299
Series C, 7.625%	162,837	4,013,932
Series D, 7.50%	363,531	8,928,321
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,864,602
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	9,730,120
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	6,853,433
Arbor Realty Trust, Inc.:
7.375% (g)	430,605	10,485,232
Series A, 8.25% (g)	189,089	4,698,862
Series B, 7.75% (g)	240,000	5,944,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Arbor Realty Trust, Inc.: - continued
Series C, 8.50% (g)	100,000	$ 2,543,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,695,379
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	1,196,620
Series E, 9.00%	140,751	3,772,127
Boston Properties, Inc. 5.25%	10,915	263,597
Brandywine Realty Trust Series E, 6.90%	95,000	2,448,150
Campus Crest Communities, Inc. Series A, 8.00%	251,931	6,444,395
Capstead Mortgage Corp. Series E, 7.50%	202,984	4,938,601
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	7,339,660
Series E, 6.625%	197,063	4,922,634
Cedar Shopping Centers, Inc. Series B, 7.25%	399,750	10,445,468
CenterPoint Properties Trust Series D, 5.377%	3,575	2,538,250
Chesapeake Lodging Trust Series A, 7.75%	266,916	6,966,508
Colony Financial, Inc.:
Series A, 8.50%	282,171	7,454,958
Series B, 7.50%	80,000	2,001,600
Coresite Realty Corp. Series A, 7.25%	369,799	9,522,324
Corporate Office Properties Trust Series L, 7.375%	161,840	4,209,458
CubeSmart Series A, 7.75%	40,000	1,060,000
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,854,876
Series B, 7.50%	446,667	10,474,341
DDR Corp.:
Series J, 6.50%	340,721	8,749,715
Series K, 6.25%	228,888	5,715,333
Digital Realty Trust, Inc.:
Series E, 7.00%	219,819	5,691,114
Series G, 5.875%	145,444	3,330,668
Series H, 7.375%	50,000	1,335,500
Duke Realty LP Series L, 6.60%	10,666	269,956
DuPont Fabros Technology, Inc. Series B, 7.625%	381,202	9,716,839
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,127,740
Series B, 7.625%	252,120	6,025,668
Equity Commonwealth:
7.50%	93,300	1,866,933
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Commonwealth: - continued
Series E, 7.25%	648,952	$ 16,457,423
Equity Lifestyle Properties, Inc. Series C, 6.75%	950,148	24,333,290
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,044,800
Excel Trust, Inc. Series B, 8.125%	400,000	10,836,000
First Potomac Realty Trust 7.75%	415,296	10,801,849
Five Oaks Investment Corp. Series A, 8.75%	100,000	2,528,000
General Growth Properties, Inc. Series A, 6.375%	166,463	4,129,947
Gladstone Commercial Corp. Series C, 7.125%	232,238	6,128,761
Glimcher Realty Trust:
6.875%	256,115	6,441,292
Series G, 8.125%	109,192	2,759,282
Series H, 7.50%	198,527	5,100,159
Hatteras Financial Corp. Series A, 7.625%	472,361	11,024,906
Health Care REIT, Inc. Series J, 6.50%	81,600	2,122,416
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,234,115
Series C, 6.875%	50,000	1,288,500
Hospitality Properties Trust Series D, 7.125%	40,800	1,075,896
Hudson Pacific Properties, Inc. 8.375%	394,069	10,194,565
Inland Real Estate Corp.:
Series A, 8.125%	423,500	11,019,470
Series B, 6.95%	245,000	6,252,400
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	123,342	2,936,773
Series B, 7.75%	458,845	10,938,865
Investors Real Estate Trust Series B, 7.95%	126,572	3,331,375
iStar Financial, Inc.:
Series E, 7.875%	188,696	4,666,452
Series F, 7.80%	418,693	10,383,586
Kilroy Realty Corp.:
Series G, 6.875%	46,760	1,211,552
Series H, 6.375%	143,296	3,616,791
Kite Realty Group Trust 8.25%	96,100	2,505,327
LaSalle Hotel Properties:
Series H, 7.50%	141,308	3,679,660
Series I, 6.375%	354,698	8,743,306
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	3,036,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LBA Realty Fund II: - continued
Series B, 7.625%	31,240	$ 707,586
MFA Financial, Inc.:
8.00%	538,930	14,265,477
Series B, 7.50%	592,024	14,575,631
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	2,067,200
Series B, 7.875%	95,000	2,531,750
National Retail Properties, Inc.:
5.70%	376,404	9,146,617
Series D, 6.625%	222,138	5,768,924
New York Mortgage Trust, Inc. Series B, 7.75%	171,101	4,183,419
NorthStar Realty Finance Corp.:
Series B, 8.25%	225,708	5,658,500
Series C, 8.875%	277,101	7,135,351
Series D, 8.50%	218,195	5,539,971
Series E, 8.75%	326,272	8,323,199
Pebblebrook Hotel Trust:
Series A, 7.875%	412,000	10,699,640
Series B, 8.00%	185,085	4,839,973
Series C, 6.50%	182,910	4,517,877
Pennsylvania (REIT) 7.375%	100,510	2,598,184
Prologis, Inc. Series Q, 8.54%	94,446	5,982,569
PS Business Parks, Inc.:
Series R, 6.875%	116,903	3,016,097
Series S, 6.45%	68,868	1,788,502
Series T, 6.00%	198,004	4,960,000
Series U, 5.75%	600	14,190
RAIT Financial Trust:
7.125%	289,514	7,049,666
7.625%	216,190	5,104,246
Regency Centers Corp.:
Series 6, 6.625%	152,661	3,931,021
Series 7, 6.00%	123,000	2,977,830
Resource Capital Corp. 8.625%	117,847	2,794,152
Retail Properties America, Inc. 7.00%	394,411	10,089,033
Sabra Health Care REIT, Inc. Series A, 7.125%	298,123	7,706,480
Saul Centers, Inc.:
Series A, 8.00%	38,072	971,978
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Saul Centers, Inc.: - continued
Series C, 6.875%	315,478	$ 8,047,844
Senior Housing Properties Trust 5.625%	283,543	6,671,767
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,686,000
Series B, 6.625%	80,300	1,978,592
Strategic Hotel & Resorts, Inc. Series B, 8.25%	80,000	2,040,000
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,869,370
Series B, 7.875%	190,173	5,130,868
Series C, 7.125%	153,212	4,014,154
Sun Communities, Inc. Series A, 7.125%	375,000	9,656,250
Sunstone Hotel Investors, Inc. Series D, 8.00%	129,723	3,377,987
Taubman Centers, Inc. Series K, 6.25%	96,120	2,407,806
Terreno Realty Corp. Series A, 7.75%	213,690	5,491,833
UMH Properties, Inc. Series A, 8.25%	600,000	15,942,000
Urstadt Biddle Properties, Inc.:
6.75%	160,000	4,056,000
Series F, 7.125%	210,000	5,365,500
Weingarten Realty Investors (SBI) Series F, 6.50%	49,813	1,258,276
Winthrop Realty Trust 7.75%	360,000	9,273,600
		732,799,440
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,238,726
TOTAL FINANCIALS		745,486,105
TOTAL NONCONVERTIBLE PREFERRED STOCKS		748,952,907
TOTAL PREFERRED STOCKS (Cost $767,617,893)		787,590,580
Corporate Bonds - 20.3%
		Principal Amount (e)	Value
Convertible Bonds - 3.7%
FINANCIALS - 3.7%
Consumer Finance - 0.1%
Zais Financial Partners LP 8% 11/15/16 (h)		$ 2,000,000	$ 2,106,250
Real Estate Investment Trusts - 2.9%
Annaly Capital Management, Inc. 5% 5/15/15		31,396,000	31,631,470
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		5,600,000	5,505,500
Ares Commercial Real Estate Corp. 7% 12/15/15		14,700,000	15,049,125
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18		5,750,000	5,936,875
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (h)		9,000,000	8,465,625
Colony Financial, Inc.:
3.875% 1/15/21		9,910,000	9,693,219
5% 4/15/23		9,000,000	9,180,000
PennyMac Corp. 5.375% 5/1/20		6,000,000	5,820,000
RAIT Financial Trust 4% 10/1/33		21,025,000	19,172,172
Redwood Trust, Inc. 4.625% 4/15/18		6,500,000	6,455,313
Spirit Realty Capital, Inc. 3.75% 5/15/21		2,400,000	2,380,500
Starwood Property Trust, Inc. 3.75% 10/15/17		3,230,000	3,240,094
Starwood Waypoint Residential 4.5% 10/15/17 (h)		2,230,000	2,357,645
			124,887,538
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (d)(h)		5,500,000	1
Thrifts & Mortgage Finance - 0.7%
IAS Operating Partnership LP 5% 3/15/18 (h)		33,140,000	31,483,000
TOTAL FINANCIALS			158,476,789
Nonconvertible Bonds - 16.6%
CONSUMER DISCRETIONARY - 5.1%
Hotels, Restaurants & Leisure - 0.7%
FelCor Lodging LP:
5.625% 3/1/23		2,000,000	1,995,000
6.75% 6/1/19		5,875,000	6,110,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (h)		4,000,000	4,215,000
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (h)		4,500,000	4,365,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		$ 2,000,000	$ 1,990,000
Times Square Hotel Trust 8.528% 8/1/26 (h)		8,229,187	10,634,537
			29,309,537
Household Durables - 4.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (h)		10,500,000	10,290,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		2,620,000	2,783,750
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		1,615,000	1,719,975
D.R. Horton, Inc.:
4.375% 9/15/22		4,175,000	4,122,813
4.75% 5/15/17		2,000,000	2,090,000
5.75% 8/15/23		2,510,000	2,676,288
KB Home:
8% 3/15/20		8,465,000	9,438,475
9.1% 9/15/17		4,985,000	5,682,900
Lennar Corp.:
4.125% 12/1/18		5,520,000	5,595,900
4.5% 6/15/19		1,830,000	1,863,178
5.6% 5/31/15		6,000,000	6,127,500
6.5% 4/15/16		4,000,000	4,240,000
6.95% 6/1/18		14,280,000	15,886,500
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	27,194,906
Meritage Homes Corp.:
7% 4/1/22		7,525,000	8,164,625
7.15% 4/15/20		7,060,000	7,766,000
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,663,850
8.4% 5/15/17		5,420,000	6,145,196
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,160,000
8.375% 5/15/18		28,983,000	33,547,823
10.75% 9/15/16		8,415,000	9,656,213
WCI Communities, Inc. 6.875% 8/15/21 (h)		1,845,000	1,863,450
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
William Lyon Homes, Inc. 8.5% 11/15/20		$ 15,550,000	$ 16,988,375
WLH PNW Finance Corp. 7% 8/15/22 (h)		2,505,000	2,586,413
			192,254,130
TOTAL CONSUMER DISCRETIONARY			221,563,667
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		759,804	850,981
FINANCIALS - 10.7%
Diversified Financial Services - 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		3,680,000	3,781,200
6% 8/1/20		6,000,000	6,300,000
			10,081,200
Real Estate Investment Trusts - 7.2%
American Campus Communities Operating Partnership LP 4.125% 7/1/24		2,000,000	2,026,416
American Tower Corp. 3.4% 2/15/19		1,000,000	1,022,841
Camden Property Trust 5% 6/15/15		1,100,000	1,128,571
CBL & Associates LP 5.25% 12/1/23		1,000,000	1,063,466
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		2,526,000	2,670,773
Crown Castle International Corp. 5.25% 1/15/23		4,000,000	4,095,000
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		2,300,000	2,346,000
CubeSmart LP 4.8% 7/15/22		2,000,000	2,152,070
DDR Corp.:
5.5% 5/1/15		4,000,000	4,090,324
7.5% 4/1/17		6,000,000	6,803,988
7.5% 7/15/18		8,756,000	10,306,171
7.875% 9/1/20		4,637,000	5,756,822
9.625% 3/15/16		3,836,000	4,273,078
DuPont Fabros Technology LP 5.875% 9/15/21		1,000,000	1,040,000
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,644,876
6.25% 1/15/17		3,000,000	3,278,853
Equity Residential 5.125% 3/15/16		7,201,000	7,620,573
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc. 3.75% 2/1/16		$ 10,000,000	$ 10,355,140
Health Care Property Investors, Inc.:
5.625% 5/1/17		2,980,000	3,284,407
6% 3/1/15		1,000,000	1,017,651
6% 1/30/17		2,383,000	2,628,804
7.072% 6/8/15		1,500,000	1,553,459
Health Care REIT, Inc.:
3.625% 3/15/16		14,685,000	15,210,561
4.125% 4/1/19		2,000,000	2,143,158
6.2% 6/1/16		2,750,000	2,973,795
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		4,022,000	3,920,815
5.75% 1/15/21		3,095,000	3,460,380
6.5% 1/17/17		2,875,000	3,179,506
Highwoods/Forsyth LP:
3.625% 1/15/23		1,607,000	1,600,137
5.85% 3/15/17		2,800,000	3,068,965
Hospitality Properties Trust:
5% 8/15/22		3,177,000	3,347,938
5.625% 3/15/17		915,000	991,922
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	4,923,731
6.25% 8/15/16		9,675,000	10,196,260
6.25% 6/15/17		1,055,000	1,145,111
6.65% 1/15/18		4,246,000	4,680,680
iStar Financial, Inc.:
3.875% 7/1/16		2,855,000	2,890,688
4% 11/1/17		15,000,000	14,857,500
5% 7/1/19		15,000,000	14,925,000
5.85% 3/15/17		3,587,000	3,712,545
5.875% 3/15/16		27,070,000	28,288,150
6.05% 4/15/15		14,630,000	14,849,450
7.125% 2/15/18		5,725,000	6,125,750
9% 6/1/17		9,175,000	10,298,938
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,610,000	3,835,625
6.875% 5/1/21		2,000,000	2,140,000
National Retail Properties, Inc. 3.3% 4/15/23		2,000,000	1,950,162
Nationwide Health Properties, Inc. 6% 5/20/15		5,670,000	5,831,810
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
4.95% 4/1/24		$ 2,898,000	$ 2,983,607
6.75% 10/15/22		2,115,000	2,257,763
7.5% 2/15/20		1,000,000	1,050,000
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,135,000
Prologis LP 7.625% 7/1/17		4,690,000	5,276,705
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,404,656
Senior Housing Properties Trust:
3.25% 5/1/19		2,882,000	2,904,990
4.3% 1/15/16		5,000,000	5,129,800
4.75% 5/1/24		3,988,000	4,053,563
6.75% 4/15/20		13,624,000	15,557,464
6.75% 12/15/21		8,000,000	9,153,984
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		1,000,000	1,008,931
5.25% 1/15/16		4,000,000	4,198,284
			309,822,607
Real Estate Management & Development - 3.0%
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,079,440
CBRE Group, Inc. 5% 3/15/23		6,020,000	6,140,400
Corporate Office Properties LP 3.6% 5/15/23		5,000,000	4,812,735
Excel Trust LP 4.625% 5/15/24		2,403,000	2,470,582
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (h)		14,565,000	14,892,713
Host Hotels & Resorts LP 5.25% 3/15/22		2,000,000	2,184,446
Howard Hughes Corp. 6.875% 10/1/21 (h)		9,715,000	10,273,613
Hunt Companies, Inc. 9.625% 3/1/21 (h)		4,100,000	4,243,500
Kennedy-Wilson, Inc.:
5.875% 4/1/24		2,610,000	2,659,329
8.75% 4/1/19		20,410,000	21,685,625
Mid-America Apartments LP:
3.75% 6/15/24		1,663,000	1,659,584
6.05% 9/1/16		2,500,000	2,712,580
Realogy Corp. 7.875% 2/15/19 (h)		7,085,000	7,448,106
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (h)		4,805,000	4,817,013
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,651,917
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP: - continued
5.875% 6/15/17		$ 400,000	$ 442,430
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (h)		2,000,000	2,014,260
5.625% 3/1/24 (h)		2,270,000	2,247,300
Ventas Realty LP 1.55% 9/26/16		7,000,000	7,055,356
Ventas Realty LP/Ventas Capital Corp.:
2.7% 4/1/20		3,000,000	2,976,282
3.125% 11/30/15		13,807,000	14,153,928
4% 4/30/19		2,262,000	2,415,610
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,159,591
Weyerhaeuser Real Estate Co. 5.875% 6/15/24 (h)		1,890,000	1,927,800
			129,124,140
Thrifts & Mortgage Finance - 0.3%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (h)		4,755,000	5,040,300
Ocwen Financial Corp. 6.625% 5/15/19 (h)		7,605,000	7,148,700
Wrightwood Capital LLC 1.9% 4/20/20 (d)		83,101	477,002
			12,666,002
TOTAL FINANCIALS			461,693,949
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		1,370,000	1,411,100
7.75% 2/15/19		10,410,000	10,930,500
			12,341,600
Health Care Providers & Services - 0.3%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,795,000	2,836,925
5.5% 2/1/21		12,305,000	12,766,438
			15,603,363
TOTAL HEALTH CARE			27,944,963
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		$ 3,050,000	$ 3,225,375
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,000,000	3,157,500
TOTAL NONCONVERTIBLE BONDS			718,436,435
TOTAL CORPORATE BONDS (Cost $843,328,295)			876,913,224
Asset-Backed Securities - 1.6%

American Homes 4 Rent Series 2014-SFR2 Class E, 6.507% 10/17/36 (h)		3,000,000	3,013,075
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.657% 3/20/50 (h)(i)		2,250,000	225
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (h)		910,893	863,253
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33 (i)		500,000	429,136
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (h)		540,898	483,888
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		7,466,604	7,292,124
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6031% 11/28/39 (h)(i)		615,240	62
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,776,207
Series 1997-3 Class M1, 7.53% 3/15/28		6,941,013	6,002,697
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 3.902% 6/25/35 (i)(k)		22,992	42
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A Class E, 2.152% 8/26/30 (h)(i)		706,355	671,037
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class D2, 2.388% 5/16/44 (h)		3,000,000	2,999,400
Invitation Homes Trust Series 2014-SFR1 Class E, 3.4036% 6/17/31 (h)(i)		10,000,000	9,517,271
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		$ 1,002,120	$ 489,675
Merit Securities Corp. Series 13 Class M1, 7.8537% 12/28/33 (i)		1,923,000	2,039,395
Mesa West Capital CDO Ltd. Series 2007-1A Class A2, 0.442% 2/25/47 (h)(i)		12,241,151	11,798,022
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (h)		899,989	917,989
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8881% 2/5/36 (h)(i)		3,830,814	383
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7341% 9/25/26 (h)(i)		2,000,000	1,437,400
Series 2006-1A:
Class D, 0.8641% 9/25/26 (h)(i)		1,468,168	1,414,580
Class E, 0.9641% 9/25/26 (h)(i)		2,780,000	2,654,066
Class F, 1.3841% 9/25/26 (h)(i)		3,483,000	3,269,492
Class G, 1.5841% 9/25/26 (h)(i)		1,599,000	1,487,070
Class H, 1.8841% 9/25/26 (h)(i)		1,535,000	1,424,941
Class J, 2.9841% 9/25/26 (h)(i)		1,500,000	1,381,500
Class K, 3.4841% 9/25/26 (h)(i)		2,475,000	2,267,843
Class L, 4.2341% 9/25/26 (h)(i)		1,500,000	1,371,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5544% 11/21/40 (h)(i)		5,353,513	5,246,442
Class F, 2.1844% 11/21/40 (h)(i)		250,000	175,675
TOTAL ASSET-BACKED SECURITIES (Cost $75,511,458)			70,423,890
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (h)		41,113	62
Series 2002-R2 Class 2B3, 3.6583% 7/25/33 (h)(i)		180,026	45,396
Series 2003-R3 Class B2, 5.5% 11/25/33 (h)		1,033,454	125,850
Series 2004-R1 Class 1B3, 3.7503% 11/25/34 (h)(i)		18,494	526
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5324% 12/25/46 (h)(i)		4,500,000	4,995,896
Series 2010-K7 Class B, 5.618% 4/25/20 (h)(i)		3,200,000	3,574,608
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		1,261,052	1,313,277
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.1018% 6/10/35 (h)(i)		144,785	153,798
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (h)		$ 13,809	$ 12,454
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.6518% 12/10/35 (h)(i)		159,963	38,489
Series 2004-A Class B7, 4.4018% 2/10/36 (h)(i)		166,692	47,497
Series 2004-B Class B7, 4.1518% 2/10/36 (h)(i)		210,607	59,431
TOTAL PRIVATE SPONSOR			10,367,284
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		108,320	33,038
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.1352% 2/25/42 (h)(i)		81,923	45,867
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.5016% 12/25/42 (i)(k)		174,583	35,680
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.0666% 6/25/43 (h)(i)		119,790	49,996
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.0206% 10/25/42 (h)(i)		48,826	22,918
TOTAL U.S. GOVERNMENT AGENCY			187,499
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,426,056)			10,554,783
Commercial Mortgage Securities - 13.2%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (k)		1,224,298	1,214,685
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		2,000,000	2,292,506
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.4656% 11/10/42 (i)		3,580,000	3,615,793
Series 2005-5 Class D, 5.388% 10/10/45 (i)		4,000,000	4,036,988
Series 2005-6 Class AJ, 5.3491% 9/10/47 (i)		5,000,000	5,198,290
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1533% 3/15/22 (h)(i)		760,684	761,445
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.5999% 3/11/39 (i)		5,700,000	5,898,052
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7569% 4/12/38 (h)(i)		2,520,000	2,680,128
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.1869% 8/15/29 (h)(i)		$ 2,500,000	$ 2,360,088
Series 2014-CLMZ Class M, 5.8808% 8/15/29 (h)(i)		11,673,000	11,615,400
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9033% 8/15/26 (h)(i)		2,500,000	2,503,120
CGBAM Commercial Mortgage Trust floater Series 2014-HD Class E, 3.1536% 2/15/31 (h)(i)		5,769,000	5,740,288
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2767% 9/10/46 (h)(i)		2,750,000	2,705,043
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		7,300,000	5,752,853
Series 2012-CR5 Class D, 4.4799% 12/10/45 (h)(i)		2,000,000	2,012,674
Series 2013-CR10 Class D, 4.958% 8/10/46 (h)(i)		2,000,000	1,930,489
Series 2013-CR12 Class D, 5.2551% 10/10/46 (h)(i)		4,000,000	3,896,832
Series 2013-CR9 Class D, 4.4017% 7/10/45 (h)(i)		4,255,000	3,969,200
Series 2013-LC6 Class D, 4.4314% 1/10/46 (h)(i)		3,870,000	3,667,375
Series 2014-UBS2 Class D, 5.183% 3/10/47 (h)(i)		3,713,000	3,532,897
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,145,528	2,056,349
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		5,000,000	5,129,230
Series 2012-CR1:
Class C, 5.5381% 5/15/45 (i)		1,000,000	1,099,306
Class D, 5.5381% 5/15/45 (h)(i)		5,550,000	5,772,971
Series 2012-CR2:
Class D, 5.0195% 8/15/45 (h)(i)		4,500,000	4,707,662
Class E, 5.0195% 8/15/45 (h)(i)		6,000,000	6,059,910
Series 2012-LC4:
Class C, 5.8225% 12/10/44 (i)		2,000,000	2,231,746
Class D, 5.8225% 12/10/44 (h)(i)		8,000,000	8,465,040
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (h)		1,445,588	1,568,573
Series 1998-C2 Class F, 6.75% 11/15/30 (h)		2,014,029	2,089,519
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.7303% 11/10/46 (h)(i)		12,490,000	13,492,972
Class G, 4.652% 11/10/46 (h)		9,843,000	8,484,863
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		23,437	23,413
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		500,000	503,373
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6622% 12/25/43 (i)(j)		$ 12,206,096	$ 1,666,803
Series K012 Class X3, 2.366% 1/25/41 (i)(j)		21,072,886	2,578,731
Series K013 Class X3, 2.8852% 1/25/43 (i)(j)		14,360,000	2,164,741
Series KAIV Class X2, 3.6147% 6/25/46 (i)(j)		7,430,000	1,410,849
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		675,651	729,143
Series 2000-C1 Class K, 7% 3/15/33		8,141	8,180
GP Portfolio Trust Series 2014-GPP Class E, 4.0033% 2/15/27 (h)(i)		2,823,000	2,825,488
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.0135% 7/10/38 (i)		7,922,145	8,388,513
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.1664% 8/10/43 (h)(i)		4,000,000	4,387,396
Class E, 4% 8/10/43 (h)		3,770,000	3,334,456
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.3972% 12/10/43 (h)(i)		3,000,000	3,143,328
Series 2011-GC5:
Class C, 5.4737% 8/10/44 (h)(i)		9,000,000	9,971,487
Class D, 5.4737% 8/10/44 (h)(i)		4,000,000	4,212,576
Class E, 5.4737% 8/10/44 (h)(i)		4,049,000	3,779,515
Class F, 4.5% 8/10/44 (h)		2,500,000	2,006,250
Series 2012-GC6:
Class C, 5.8259% 1/10/45 (h)(i)		3,600,000	4,030,807
Class D, 5.8259% 1/10/45 (h)(i)		2,000,000	2,097,437
Series 2012-GCJ7:
Class C, 5.9068% 5/10/45 (i)		6,500,000	7,273,553
Class D, 5.9068% 5/10/45 (h)(i)		3,000,000	3,135,178
Class E, 5% 5/10/45 (h)		6,920,000	6,346,234
Series 2012-GCJ9 Class D, 4.858% 11/10/45 (h)(i)		2,000,000	1,962,424
Series 2013-GC16:
Class D, 5.323% 11/10/46 (h)(i)		3,250,000	3,226,360
Class F, 3.5% 11/10/46 (h)		4,045,000	3,012,373
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4033% 7/15/29 (h)(i)		7,241,000	7,222,803
Series 2013-HLT Class EFX, 5.6086% 11/5/30 (h)(i)		5,000,000	5,105,493
Invitation Homes Trust floater Series 2013-SFR1:
Class E, 2.9% 12/17/30 (h)(i)		1,500,000	1,404,299
Class F, 3.9% 12/17/30 (h)(i)		1,750,000	1,666,837
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 6.156% 1/12/37 (h)(i)		$ 1,000,000	$ 1,003,109
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (h)(i)		3,000,000	3,663,861
Class D, 7.6935% 12/5/27 (h)(i)		9,550,000	11,525,179
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		9,000,000	9,461,539
Series 2010-CNTR:
Class D, 6.3899% 8/5/32 (h)(i)		4,500,000	5,142,861
Class XB, 1.1366% 8/5/32 (h)(i)(j)		32,655,000	1,301,165
Series 2012-CBX:
Class C, 5.4155% 6/15/45 (i)		4,530,000	4,933,572
Class F, 4% 6/15/45 (h)		5,000,000	4,309,005
Class G, 4% 6/15/45 (h)		4,044,000	3,036,774
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-JWMZ Class M, 6.1533% 4/15/18 (h)(i)		2,137,531	2,150,406
Series 2013-JWRZ Class E, 3.8933% 4/15/30 (h)(i)		3,400,000	3,409,430
Series 2014-FBLU Class E, 3.654% 12/15/28 (h)(i)		2,000,000	1,996,301
Series 2014-INN:
Class E, 3.753% 6/15/29 (h)(i)		8,622,000	8,562,862
Class F, 4.153% 6/15/29 (h)(i)		9,618,000	9,546,019
Series 2005-LDP5 Class AJ, 5.5255% 12/15/44 (i)		3,470,000	3,589,735
Series 2011-C4 Class F, 3.873% 7/15/46 (h)		1,400,000	1,257,143
Series 2011-C5 Class C, 5.5003% 8/15/46 (h)(i)		6,525,375	7,224,876
Series 2013-LC11 Class D, 4.3824% 4/15/46 (i)		3,750,000	3,554,752
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (h)		1,334,183	1,231,663
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		22,079	22,071
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,709,423
Series 2005-C7 Class AJ, 5.323% 11/15/40 (i)		8,000,000	8,253,720
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,182,676
Series 2004-C7 Class E, 4.918% 10/15/36		2,248,217	2,250,639
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	4,014,088
Series 2006-C4:
Class A4, 6.0292% 6/15/38 (i)		4,820,620	5,109,935
Class AJ, 6.0492% 6/15/38 (i)		7,005,000	7,345,898
Class AM, 6.0492% 6/15/38 (i)		6,700,000	7,166,789
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.3378% 6/25/43 (h)(i)		$ 4,699,000	$ 4,769,190
Series 2014-2:
Class D, 5.2994% 1/20/41 (h)(i)		3,000,000	2,764,623
Class E, 5.2994% 1/20/41 (h)(i)		4,800,000	3,826,003
Mach One Trust LLC Series 2004-1A Class H, 6.2941% 5/28/40 (h)(i)		2,840,000	2,911,000
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	619,075
Class G, 4.384% 7/12/37	CAD	355,000	307,520
Class H, 4.384% 7/12/37	CAD	236,000	203,110
Class J, 4.384% 7/12/37	CAD	355,000	303,554
Class K, 4.384% 7/12/37	CAD	355,000	301,604
Class L, 4.384% 7/12/37	CAD	236,000	199,221
Class M, 4.384% 7/12/37	CAD	995,000	808,062
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (h)		401,475	284,445
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.8623% 5/12/39 (i)		1,200,000	1,267,486
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		11,995	11,965
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		1,048,615	1,046,203
Series 2004-C1 Class IO, 8.9132% 1/15/37 (h)(i)(j)		391,764	11,675
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.8176% 11/15/45 (h)(i)		2,000,000	2,039,078
Series 2013-C12 Class D, 4.9282% 10/15/46 (h)(i)		3,250,000	3,145,197
Series 2013-C13 Class D, 5.0589% 11/15/46 (h)(i)		3,100,000	3,025,036
Series 2013-C7 Class E, 4.4418% 2/15/46 (h)(i)		1,000,000	858,529
Series 2013-C9 Class D, 4.2979% 5/15/46 (h)(i)		5,000,000	4,656,030
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,777,485
Series 2012-C4 Class E, 5.7093% 3/15/45 (h)(i)		5,630,000	5,798,157
Series 1997-RR Class F, 7.432% 4/30/39 (h)(i)		854,901	857,038
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		2,639,941	2,566,086
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	2,015,268
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		2,500,000	2,553,228
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,982,108
Series 2011-C1 Class C, 5.4185% 9/15/47 (h)(i)		4,000,000	4,435,257
Series 2011-C2:
Class D, 5.4813% 6/15/44 (h)(i)		4,610,000	4,970,885
Class E, 5.4813% 6/15/44 (h)(i)		9,600,000	10,070,611
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C2: - continued
Class F, 5.4813% 6/15/44 (h)(i)		$ 4,440,000	$ 4,165,422
Class XB, 0.5338% 6/15/44 (h)(i)(j)		63,708,222	1,807,147
Series 2011-C3:
Class C, 5.3556% 7/15/49 (h)(i)		2,000,000	2,167,322
Class D, 5.3556% 7/15/49 (h)(i)		7,400,000	7,808,347
Series 2012-C4 Class D, 5.7093% 3/15/45 (h)(i)		6,310,000	6,817,179
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		4,240,047	5,389,524
RBSCF Trust Series 2010-MB1 Class D, 5.0079% 4/15/24 (h)(i)		9,049,000	9,130,740
SCG Trust Series 2013-SRP1 Class D, 3.4973% 11/15/26 (h)(i)		1,000,000	975,195
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5728% 8/15/39 (i)		2,080,000	2,154,044
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		10,630,000	11,158,439
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7193% 5/10/45 (h)(i)		3,235,000	3,360,317
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49		2,448,191	2,429,384
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0705% 1/10/45 (h)(i)		3,000,000	3,483,993
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		2,540,000	2,935,059
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C11:
Class D, 5.312% 1/15/41 (i)		5,177,000	5,292,553
Class E, 5.362% 1/15/41 (i)		3,785,000	3,881,743
Series 2004-C12 Class D, 5.6119% 7/15/41 (i)		1,233,524	1,235,698
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.9373% 10/15/45 (h)(i)		9,999,000	9,978,262
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (h)		4,000,000	3,221,600
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		4,900,000	5,349,149
Class D, 5.7228% 3/15/44 (h)(i)		1,000,000	1,058,278
Class E, 5% 3/15/44 (h)		3,000,000	2,765,736
Series 2011-C5:
Class F, 5.25% 11/15/44 (h)(i)		3,000,000	2,753,349
Class G, 5.25% 11/15/44 (h)(i)		2,000,000	1,711,800
Series 2012-C10 Class E, 4.6072% 12/15/45 (h)(i)		4,090,000	3,485,069
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2012-C7:
Class D, 5.0013% 6/15/45 (h)(i)		$ 2,380,000	$ 2,485,967
Class F, 4.5% 6/15/45 (h)		2,000,000	1,721,968
Series 2013-C11:
Class D, 4.3219% 3/15/45 (h)(i)		5,830,000	5,540,622
Class E, 4.3219% 3/15/45 (h)(i)		4,780,000	3,993,982
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(i)		4,000,000	3,738,528
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $521,549,004)			569,496,963
Bank Loan Obligations - 8.4%

CONSUMER DISCRETIONARY - 2.9%
Hotels, Restaurants & Leisure - 2.3%
BRE Select Hotels Corp. 5.894% 5/9/18 (i)		12,060,199	12,060,199
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)		13,338,901	12,705,303
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (i)		9,266,773	8,733,934
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (i)		4,067,130	4,036,627
Cooper Hotel Group 12% 11/6/17		13,260,894	13,923,939
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (i)		510,000	511,275
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)		27,741,458	27,450,173
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (i)		10,191,485	10,115,049
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (i)		8,176,764	8,054,112
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (i)		2,284,275	2,264,288
			99,854,899
Media - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)		8,295,000	8,118,731
Multiline Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)		11,892,997	11,759,201
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (i)		$ 6,261,288	$ 6,214,328
TOTAL CONSUMER DISCRETIONARY			125,947,159
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 2LN, term loan 4.75% 3/21/19 (i)		5,123,347	5,123,347
Tranche B 3LN, term loan 4% 8/25/19 (i)		8,485,000	8,442,575
			13,565,922
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		7,184,245	7,292,009
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)		8,580,000	8,719,425
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (i)		4,260,000	4,281,300
			20,292,734
FINANCIALS - 2.2%
Diversified Financial Services - 0.4%
Blackstone 9.98% 10/1/17		17,105,311	17,105,311
Real Estate Investment Trusts - 0.3%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (i)		10,905,807	10,687,691
Real Estate Management & Development - 1.2%
CBRE Group, Inc. Tranche B, term loan 2.9025% 3/28/21 (i)		4,457,125	4,423,697
CityCenter 8.74% 7/10/15 (i)		3,307,347	3,307,347
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)		423,786	414,781
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (i)		44,357,448	44,135,661
			52,281,486
Thrifts & Mortgage Finance - 0.3%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)		14,977,487	14,266,057
TOTAL FINANCIALS			94,340,545
Bank Loan Obligations - continued
		Principal Amount (e)	Value
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (i)		$ 2,095,330	$ 2,095,330
Tranche E, term loan 3.4846% 1/25/17 (i)		786,143	780,247
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (i)		14,550,000	14,604,563
Skilled Healthcare Group, Inc. term loan 7% 4/9/16 (i)		7,040,067	7,022,467
			24,502,607
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (i)		3,980,000	3,895,425
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (i)		10,000,000	10,025,000
			13,920,425
Construction & Engineering - 0.3%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (i)		11,460,652	11,546,607
TOTAL INDUSTRIALS			25,467,032
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (i)		9,098,102	9,018,494
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (i)		13,960,013	13,715,712
			22,734,206
UTILITIES - 0.8%
Electric Utilities - 0.5%
Bayonne Energy Center, LLC Tranche B, term loan 4.5% 8/19/21 (i)		1,527,543	1,527,543
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (i)		7,362,026	7,150,368
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (i)		4,961,929	4,930,917
Tranche C, term loan 4.25% 12/31/19 (i)		1,145,914	1,138,752
Bank Loan Obligations - continued
		Principal Amount (e)	Value
UTILITIES - continued
Electric Utilities - continued
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (i)		$ 3,388,962	$ 3,388,962
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)		6,120,327	6,074,425
			24,210,967
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (i)		1,985,000	1,957,706
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (i)		9,904,975	9,434,489
			11,392,195
TOTAL UTILITIES			35,603,162
TOTAL BANK LOAN OBLIGATIONS (Cost $365,432,360)			362,453,367
Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (h)		1,220,000	874,984
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (h)		500,000	250
TOTAL PREFERRED SECURITIES (Cost $1,297,768)			875,234
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	308,542,710	$ 308,542,710
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	9,808,700	9,808,700
TOTAL MONEY MARKET FUNDS (Cost $318,351,410)		318,351,410
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $4,027,238,154)		4,332,735,206
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,937,549)
NET ASSETS - 100%		$ 4,327,797,657
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $634,426,566 or 14.7% of net assets.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,211,735 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 1,185,566
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 93,866
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.5016% 12/25/42	3/25/03	$ 103,804
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 3.902% 6/25/35	6/3/05	$ 20,284
Stanley Martin Communities LLC Class B	8/3/05 - 3/1/07	$ 4,244,623
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,834
Fidelity Securities Lending Cash Central Fund	8,878
Total	$ 90,712
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$ 98,809,206	$ 3,835,102	$ -	$ 788,913	$ 113,285,609
Arbor Realty Trust, Inc.	21,697,653	-	-	398,967	20,654,202
Arbor Realty Trust, Inc. 7.375%	8,162,637	2,420,000	-	198,482	10,485,232
Arbor Realty Trust, Inc. Series A, 8.25%	4,727,225	-	-	97,499	4,698,862
Arbor Realty Trust, Inc. Series B, 7.75%	5,882,400	-	-	116,250	5,944,800
Arbor Realty Trust, Inc. Series C, 8.50%	2,525,000	-	-	53,125	2,543,000
Total	$ 141,804,121	$ 6,255,102	$ -	$ 1,653,236	$ 157,611,705
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,395,093	$ 3,466,802	$ -	$ 6,928,291
Financials	2,107,327,026	2,078,648,483	26,140,269	2,538,274
Materials	5,944,216	5,944,216	-	-
Corporate Bonds	876,913,224	5,820,000	870,616,221	477,003
Asset-Backed Securities	70,423,890	-	69,092,578	1,331,312
Collateralized Mortgage Obligations	10,554,783	-	9,896,235	658,548
Commercial Mortgage Securities	569,496,963	-	562,974,046	6,522,917
Bank Loan Obligations	362,453,367	-	332,650,607	29,802,760
Preferred Securities	875,234	-	-	875,234
Money Market Funds	318,351,410	318,351,410	-	-
Total Investments in Securities:	$ 4,332,735,206	$ 2,412,230,911	$ 1,871,369,956	$ 49,134,339
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Bank Loan Obligations
Beginning Balance	$ 47,410,682
Net Realized Gain (Loss) on Investment Securities	(721)
Net Unrealized Gain (Loss) on Investment Securities	29,664
Cost of Purchases	-
Proceeds of Sales	(58,340)
Amortization/Accretion	(31,036)
Transfers into Level 3	-
Transfers out of Level 3	(17,547,489)
Ending Balance	$ 29,802,760
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2014	$ 29,665
Other Investments in Securities
Beginning Balance	$ 31,191,916
Net Realized Gain (Loss) on Investment Securities	(15,545)
Net Unrealized Gain (Loss) on Investment Securities	560,483
Cost of Purchases	73,931
Proceeds of Sales	(1,406,497)
Amortization/Accretion	312,216
Transfers into Level 3	4,647
Transfers out of Level 3	(11,389,572)
Ending Balance	$ 19,331,579
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2014	$ 561,876

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $4,028,447,419. Net unrealized appreciation aggregated $304,287,787, of which $377,943,076 related to appreciated investment securities and $73,655,289 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series
Blue Chip Growth Fund

October 31, 2014

1.967991.100

XS1-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 21.3%
Auto Components - 0.2%
Magna International, Inc. Class A (sub. vtg.)	137,375	$ 13,558,933
The Goodyear Tire & Rubber Co.	35,500	860,165
		14,419,098
Automobiles - 0.4%
Ford Motor Co.	60,000	845,400
General Motors Co.	27,200	854,080
Tata Motors Ltd. sponsored ADR	126,500	5,958,150
Tesla Motors, Inc. (a)	110,737	26,765,133
		34,422,763
Diversified Consumer Services - 0.3%
H&R Block, Inc.	573,100	18,516,861
Houghton Mifflin Harcourt Co.	132,800	2,657,328
		21,174,189
Hotels, Restaurants & Leisure - 4.4%
Bloomin' Brands, Inc. (a)	90,600	1,713,246
Buffalo Wild Wings, Inc. (a)	111,014	16,572,170
China Lodging Group Ltd. ADR (a)	107,900	2,966,171
Chipotle Mexican Grill, Inc. (a)	111,900	71,392,200
Chuy's Holdings, Inc. (a)	32,200	963,102
Domino's Pizza, Inc.	55,600	4,936,724
Dunkin' Brands Group, Inc.	207,100	9,418,908
Extended Stay America, Inc. unit	106,900	2,465,114
Fiesta Restaurant Group, Inc. (a)	122,000	6,728,300
Hilton Worldwide Holdings, Inc.	342,300	8,639,652
Home Inns & Hotels Management, Inc. sponsored ADR (a)	149,578	4,518,751
Hyatt Hotels Corp. Class A (a)	425,400	25,192,188
Las Vegas Sands Corp.	902,700	56,202,102
Melco Crown Entertainment Ltd. sponsored ADR	270,800	7,349,512
MGM Mirage, Inc. (a)	243,800	5,668,350
Panera Bread Co. Class A (a)	162,844	26,322,104
Sonic Corp.	132,900	3,350,409
Starbucks Corp.	1,318,510	99,626,616
Whitbread PLC	156,724	10,941,045
Zoe's Kitchen, Inc. (d)	161,300	5,880,998
		370,847,662
Household Durables - 0.7%
D.R. Horton, Inc.	558,400	12,725,936
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home	156,300	$ 2,460,162
Whirlpool Corp.	234,800	40,397,340
		55,583,438
Internet & Catalog Retail - 4.3%
Amazon.com, Inc. (a)	638,780	195,121,739
Ctrip.com International Ltd. sponsored ADR (a)	189,743	11,062,017
Expedia, Inc.	138,854	11,798,424
Groupon, Inc. Class A (a)(d)	2,311,900	16,899,989
HomeAway, Inc. (a)	180,200	6,288,980
MakeMyTrip Ltd. (a)	159,400	4,803,519
Netflix, Inc. (a)	32,278	12,677,830
priceline.com, Inc. (a)	70,000	84,434,700
Qunar Cayman Islands Ltd. sponsored ADR	54,000	1,452,600
The Honest Co., Inc. (e)	71,609	1,933,443
Travelport Worldwide Ltd.	184,100	2,660,245
Vipshop Holdings Ltd. ADR (a)(d)	51,625	11,837,096
Wayfair, Inc.	158,500	3,978,350
zulily, Inc. Class A	74,000	2,692,120
		367,641,052
Media - 3.2%
Comcast Corp. Class A	2,165,500	119,860,425
DISH Network Corp. Class A (a)	73,300	4,665,545
Lions Gate Entertainment Corp.	161,000	5,333,930
Naspers Ltd. Class N	62,800	7,815,389
The Walt Disney Co.	1,505,017	137,528,453
		275,203,742
Multiline Retail - 1.1%
Big Lots, Inc.	144,400	6,591,860
Macy's, Inc.	657,800	38,033,996
Target Corp.	730,541	45,162,045
Tuesday Morning Corp. (a)	307,300	6,265,847
		96,053,748
Specialty Retail - 4.5%
GNC Holdings, Inc.	270,400	11,240,528
Home Depot, Inc.	1,572,500	153,350,200
L Brands, Inc.	362,714	26,158,934
Lumber Liquidators Holdings, Inc. (a)	15,900	854,943
Murphy U.S.A., Inc. (a)	349,800	20,043,540
Restoration Hardware Holdings, Inc. (a)(d)	807,777	64,880,649
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	443,338	$ 35,786,243
TJX Companies, Inc.	969,000	61,357,080
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	77,500	9,362,775
		383,034,892
Textiles, Apparel & Luxury Goods - 2.2%
G-III Apparel Group Ltd. (a)	31,400	2,491,590
Hanesbrands, Inc.	65,300	6,896,333
Kate Spade & Co. (a)	781,356	21,198,188
lululemon athletica, Inc. (a)	197,330	8,218,795
Michael Kors Holdings Ltd. (a)	500,400	39,326,436
NIKE, Inc. Class B	392,800	36,518,616
Pandora A/S	117,200	9,866,150
PVH Corp.	189,428	21,661,092
Ralph Lauren Corp.	179,800	29,638,232
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	202,268	11,074,173
Under Armour, Inc. Class A (sub. vtg.) (a)	13,400	878,772
		187,768,377
TOTAL CONSUMER DISCRETIONARY		1,806,148,961
CONSUMER STAPLES - 9.8%
Beverages - 3.1%
Anheuser-Busch InBev SA NV ADR	197,700	21,940,746
Constellation Brands, Inc. Class A (sub. vtg.) (a)	37,600	3,441,904
Monster Beverage Corp. (a)	551,881	55,673,755
PepsiCo, Inc.	947,186	91,090,878
The Coca-Cola Co.	2,146,881	89,911,376
		262,058,659
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	423,900	56,535,543
CVS Health Corp.	912,500	78,301,625
Kroger Co.	972,159	54,158,978
Sprouts Farmers Market LLC (a)(d)	596,523	17,364,785
Whole Foods Market, Inc.	295,860	11,636,174
		217,997,105
Food Products - 2.6%
Bunge Ltd.	193,400	17,144,910
China Modern Dairy Holdings Ltd. (a)	3,575,000	1,577,286
Keurig Green Mountain, Inc.	1,019,700	154,739,475
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	425,300	$ 42,236,543
WhiteWave Foods Co. (a)	228,129	8,493,243
		224,191,457
Household Products - 0.8%
Procter & Gamble Co.	670,300	58,497,081
Svenska Cellulosa AB (SCA) (B Shares)	274,100	6,128,520
		64,625,601
Personal Products - 0.4%
Coty, Inc. Class A	25,500	423,300
Herbalife Ltd.	633,338	33,224,911
Natura Cosmeticos SA	43,100	626,175
		34,274,386
Tobacco - 0.3%
Lorillard, Inc.	425,052	26,140,698
TOTAL CONSUMER STAPLES		829,287,906
ENERGY - 3.5%
Energy Equipment & Services - 0.7%
Halliburton Co.	996,322	54,937,195
National Oilwell Varco, Inc.	46,300	3,363,232
		58,300,427
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.	429,578	39,426,669
BG Group PLC	152,900	2,548,236
Carrizo Oil & Gas, Inc. (a)	112,400	5,838,056
Cheniere Energy, Inc. (a)	130,900	9,817,500
Chevron Corp.	12,200	1,463,390
Cimarex Energy Co.	179,830	20,441,276
Continental Resources, Inc. (a)	458,964	25,871,801
EOG Resources, Inc.	434,626	41,311,201
Golar LNG Ltd.	139,200	7,810,512
Hess Corp.	144,038	12,215,863
Newfield Exploration Co. (a)	171,100	5,579,571
Phillips 66 Co.	97,134	7,625,019
Pioneer Natural Resources Co.	221,000	41,782,260
PrairieSky Royalty Ltd.	92,200	2,838,685
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rice Energy, Inc.	346,400	$ 9,155,352
Suncor Energy, Inc.	46,900	1,665,355
		235,390,746
TOTAL ENERGY		293,691,173
FINANCIALS - 4.4%
Banks - 2.5%
Bank of America Corp.	3,140,500	53,890,980
Citigroup, Inc.	1,064,489	56,982,096
HDFC Bank Ltd. sponsored ADR	212,600	11,146,618
ICICI Bank Ltd. sponsored ADR	319,200	17,990,112
JPMorgan Chase & Co.	1,141,472	69,036,227
		209,046,033
Capital Markets - 1.2%
Ameriprise Financial, Inc.	91,862	11,590,229
BlackRock, Inc. Class A	84,700	28,892,017
Carlyle Group LP	133,800	3,714,288
Charles Schwab Corp.	213,800	6,129,646
Invesco Ltd.	309,992	12,545,376
Morgan Stanley	707,200	24,716,640
State Street Corp.	126,200	9,523,052
The Blackstone Group LP	277,700	8,364,324
		105,475,572
Consumer Finance - 0.6%
American Express Co.	553,645	49,800,368
Capital One Financial Corp.	66,900	5,537,313
		55,337,681
Real Estate Management & Development - 0.1%
Realogy Holdings Corp. (a)	136,295	5,589,458
TOTAL FINANCIALS		375,448,744
HEALTH CARE - 16.6%
Biotechnology - 9.2%
Acceleron Pharma, Inc. (a)	20,600	761,788
Agios Pharmaceuticals, Inc. (a)	82,500	6,932,475
Alexion Pharmaceuticals, Inc. (a)	297,804	56,987,773
Alkermes PLC (a)	361,500	18,273,825
Alnylam Pharmaceuticals, Inc. (a)	307,200	28,489,728
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.	690,198	$ 111,936,312
Avalanche Biotechnologies, Inc. (a)	10,600	380,328
BioCryst Pharmaceuticals, Inc. (a)	401,073	4,700,576
Biogen Idec, Inc. (a)	348,000	111,735,840
BioMarin Pharmaceutical, Inc. (a)	137,700	11,360,250
Bluebird Bio, Inc. (a)	62,600	2,628,574
Calithera Biosciences, Inc.	127,600	1,201,992
Celgene Corp. (a)	195,800	20,968,222
Dicerna Pharmaceuticals, Inc.	78,600	736,482
Gilead Sciences, Inc. (a)	2,194,735	245,810,320
Intercept Pharmaceuticals, Inc. (a)	42,400	10,955,736
Intrexon Corp. (a)(d)	119,300	2,662,776
Ironwood Pharmaceuticals, Inc. Class A (a)	442,916	6,209,682
Isis Pharmaceuticals, Inc. (a)	31,100	1,432,466
Keryx Biopharmaceuticals, Inc. (a)(d)	195,960	3,301,926
KYTHERA Biopharmaceuticals, Inc. (a)	129,033	4,548,413
Merrimack Pharmaceuticals, Inc. (a)	813,200	7,457,044
Neurocrine Biosciences, Inc. (a)	215,800	3,996,616
NPS Pharmaceuticals, Inc. (a)	42,900	1,175,460
Pharmacyclics, Inc. (a)	81,700	10,675,739
Puma Biotechnology, Inc. (a)	27,800	6,966,680
Regeneron Pharmaceuticals, Inc. (a)	161,780	63,696,022
Seattle Genetics, Inc. (a)	81,000	2,970,270
Synageva BioPharma Corp. (a)	62,900	4,764,046
Ultragenyx Pharma, Inc.	12,600	592,326
uniQure B.V.	146,459	1,663,774
Vertex Pharmaceuticals, Inc. (a)	213,400	24,037,376
		780,010,837
Health Care Equipment & Supplies - 1.1%
Accuray, Inc. (a)	476,900	3,018,777
Boston Scientific Corp. (a)	1,218,300	16,179,024
Covidien PLC	91,900	8,495,236
Insulet Corp. (a)	42,300	1,826,091
Intuitive Surgical, Inc. (a)	43,700	21,666,460
Medtronic, Inc.	24,400	1,663,104
Novadaq Technologies, Inc. (a)	292,099	4,562,586
The Cooper Companies, Inc.	158,475	25,974,053
Zeltiq Aesthetics, Inc. (a)	240,500	6,166,420
		89,551,751
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.6%
Cardinal Health, Inc.	150,800	$ 11,834,784
HCA Holdings, Inc. (a)	428,850	30,040,943
HealthEquity, Inc. (a)	6,997	142,739
McKesson Corp.	33,200	6,753,212
		48,771,678
Health Care Technology - 0.3%
athenahealth, Inc. (a)(d)	36,700	4,495,750
Castlight Health, Inc. Class B (a)	122,100	1,527,471
Cerner Corp. (a)	359,600	22,777,064
		28,800,285
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	195,423	10,802,983
Genfit (a)	42,500	2,178,288
Illumina, Inc. (a)	295,538	56,914,708
Lonza Group AG	19,589	2,156,083
		72,052,062
Pharmaceuticals - 4.6%
AbbVie, Inc.	831,565	52,771,115
Achaogen, Inc. (a)	161,500	1,715,130
Actavis PLC (a)	464,372	112,721,659
Allergan, Inc.	198,727	37,770,054
Bristol-Myers Squibb Co.	122,600	7,134,094
Dermira, Inc.	152,500	2,343,925
GW Pharmaceuticals PLC ADR (a)(d)	127,169	9,378,714
Jazz Pharmaceuticals PLC (a)	61,500	10,383,660
Johnson & Johnson	106,300	11,457,014
Mallinckrodt PLC (a)	36,100	3,327,698
Merck & Co., Inc.	203,858	11,811,533
Pacira Pharmaceuticals, Inc. (a)	57,186	5,308,005
Perrigo Co. PLC	72,600	11,721,270
Salix Pharmaceuticals Ltd. (a)	68,852	9,904,360
Shire PLC sponsored ADR	135,100	26,992,980
Teva Pharmaceutical Industries Ltd. sponsored ADR	489,000	27,613,830
Valeant Pharmaceuticals International (Canada) (a)	337,100	44,805,093
		387,160,134
TOTAL HEALTH CARE		1,406,346,747
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	442,300	$ 42,513,876
L-3 Communications Holdings, Inc.	45,200	5,489,992
Precision Castparts Corp.	6,450	1,423,515
The Boeing Co.	469,800	58,682,718
		108,110,101
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	38,800	2,685,348
FedEx Corp.	129,012	21,596,609
United Parcel Service, Inc. Class B	285,100	29,909,841
XPO Logistics, Inc. (a)(d)	251,600	10,043,872
		64,235,670
Airlines - 2.2%
American Airlines Group, Inc.	2,298,434	95,040,246
Delta Air Lines, Inc.	885,200	35,611,596
JetBlue Airways Corp. (a)	276,400	3,189,656
Southwest Airlines Co.	239,400	8,254,512
Spirit Airlines, Inc. (a)	405,300	29,631,483
United Continental Holdings, Inc. (a)	260,200	13,741,162
		185,468,655
Building Products - 0.1%
A.O. Smith Corp.	148,851	7,941,201
Electrical Equipment - 0.3%
Acuity Brands, Inc.	63,400	8,839,862
SolarCity Corp. (a)(d)	221,926	13,133,581
TCP International Holdings Ltd.	288,800	2,004,272
Vestas Wind Systems A/S (a)	110,800	3,708,568
		27,686,283
Industrial Conglomerates - 1.0%
Danaher Corp.	869,300	69,891,720
General Electric Co.	623,400	16,089,954
		85,981,674
Machinery - 0.9%
Cummins, Inc.	325,900	47,640,062
Ingersoll-Rand PLC	250,000	15,655,000
ITT Corp.	196,100	8,836,266
Manitowoc Co., Inc.	141,500	2,948,860
		75,080,188
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.1%
Huron Consulting Group, Inc. (a)	93,299	$ 6,494,543
Road & Rail - 1.6%
Canadian Pacific Railway Ltd.	104,200	21,673,933
CSX Corp.	285,600	10,175,928
Hertz Global Holdings, Inc. (a)	566,900	12,426,448
J.B. Hunt Transport Services, Inc.	289,000	23,053,530
Landstar System, Inc.	36,400	2,693,964
Old Dominion Freight Lines, Inc. (a)	23,600	1,719,732
Swift Transporation Co. (a)	116,400	2,875,080
Union Pacific Corp.	538,400	62,696,680
		137,315,295
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	148,000	16,288,880
TOTAL INDUSTRIALS		714,602,490
INFORMATION TECHNOLOGY - 32.7%
Communications Equipment - 2.2%
Arista Networks, Inc. (d)	54,000	4,387,500
Aruba Networks, Inc. (a)	172,000	3,711,760
Cisco Systems, Inc.	463,000	11,329,610
F5 Networks, Inc. (a)	94,040	11,565,039
Palo Alto Networks, Inc. (a)	128,197	13,550,423
QUALCOMM, Inc.	1,580,681	124,099,265
Riverbed Technology, Inc. (a)	655,900	12,455,541
		181,099,138
Electronic Equipment & Components - 0.0%
Trimble Navigation Ltd. (a)	55,000	1,477,300
Internet Software & Services - 10.9%
Akamai Technologies, Inc. (a)	186,636	11,254,151
Alibaba Group Holding Ltd. sponsored ADR	451,600	44,527,760
Baidu.com, Inc. sponsored ADR (a)	198,000	47,276,460
Cornerstone OnDemand, Inc. (a)	127,100	4,609,917
Equinix, Inc.	4,000	835,600
Facebook, Inc. Class A (a)	2,622,555	196,665,399
Gogo, Inc. (a)(d)	489,300	8,127,273
Google, Inc.:
Class A (a)	396,213	224,997,476
Class C (a)	363,913	203,456,480
LinkedIn Corp. (a)	116,200	26,605,152
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NAVER Corp.	20,748	$ 14,560,068
Rackspace Hosting, Inc. (a)	866,695	33,246,420
Tencent Holdings Ltd.	1,372,200	22,054,373
Twitter, Inc.	1,053,200	43,676,204
Yahoo!, Inc. (a)	954,533	43,956,245
		925,848,978
IT Services - 4.1%
Cognizant Technology Solutions Corp. Class A (a)	1,877,248	91,703,565
MasterCard, Inc. Class A	1,311,900	109,871,625
Samsung SDS Co. Ltd. (a)	4,605	814,327
VeriFone Systems, Inc. (a)	475,900	17,732,034
Visa, Inc. Class A	529,137	127,749,546
		347,871,097
Semiconductors & Semiconductor Equipment - 3.9%
Ambarella, Inc. (a)(d)	206,800	9,159,172
Atmel Corp. (a)	240,800	1,786,736
Avago Technologies Ltd.	10,200	879,750
Broadcom Corp. Class A	518,400	21,710,592
Canadian Solar, Inc. (a)(d)	233,000	7,432,700
Cavium, Inc. (a)	439,955	22,574,091
Cree, Inc. (a)	328,173	10,330,886
Cypress Semiconductor Corp.	202,000	2,001,820
eMemory Technology, Inc.	75,000	809,603
First Solar, Inc. (a)	576,320	33,945,248
Freescale Semiconductor, Inc. (a)	1,085,119	21,583,017
Lam Research Corp.	67,000	5,216,620
Micron Technology, Inc. (a)	1,485,000	49,138,650
Monolithic Power Systems, Inc.	80,256	3,546,513
NVIDIA Corp.	511,520	9,995,101
NXP Semiconductors NV (a)	1,773,469	121,766,382
SunEdison, Inc. (a)	405,805	7,917,256
SunPower Corp. (a)(d)	69,800	2,222,432
		332,016,569
Software - 4.5%
Activision Blizzard, Inc.	2,409,500	48,069,525
Adobe Systems, Inc. (a)	459,420	32,214,530
FireEye, Inc. (a)(d)	87,400	2,970,726
Fortinet, Inc. (a)	276,006	7,189,956
Intuit, Inc.	127,800	11,247,678
Microsoft Corp.	2,481,388	116,501,167
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	154,900	$ 9,126,708
salesforce.com, Inc. (a)	2,021,004	129,324,046
SAP AG sponsored ADR	18,627	1,269,058
Tableau Software, Inc. (a)	223,000	18,417,570
Yodlee, inc.	198,500	2,745,255
Zynga, Inc. (a)	1,908,359	4,866,315
		383,942,534
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	5,027,134	542,930,469
BlackBerry Ltd. (a)(d)	2,317,500	24,333,760
Cray, Inc. (a)	28,900	1,001,674
EMC Corp.	59,000	1,695,070
Hewlett-Packard Co.	530,600	19,037,928
Nimble Storage, Inc.	106,000	2,900,160
Samsung Electronics Co. Ltd.	4,543	5,259,917
		597,158,978
TOTAL INFORMATION TECHNOLOGY		2,769,414,594
MATERIALS - 2.5%
Chemicals - 2.0%
Agrium, Inc.	43,700	4,275,586
CF Industries Holdings, Inc.	24,900	6,474,000
E.I. du Pont de Nemours & Co.	909,900	62,919,585
Eastman Chemical Co.	203,000	16,398,340
Huntsman Corp.	59,300	1,446,920
Intrepid Potash, Inc. (a)(d)	263,100	3,538,695
Monsanto Co.	554,900	63,835,696
Potash Corp. of Saskatchewan, Inc.	95,700	3,266,562
PPG Industries, Inc.	12,700	2,586,863
Westlake Chemical Corp.	4,400	310,420
		165,052,667
Construction Materials - 0.1%
Caesarstone Sdot-Yam Ltd.	138,900	7,758,954
Eagle Materials, Inc.	19,200	1,678,656
		9,437,610
Containers & Packaging - 0.0%
Sealed Air Corp.	98,900	3,585,125
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.4%
Steel Dynamics, Inc.	461,700	$ 10,623,717
United States Steel Corp. (d)	575,700	23,051,028
		33,674,745
TOTAL MATERIALS		211,750,147
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	147,238	4,297,877
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
Abengoa Yield PLC	39,900	1,296,750
Vivint Solar, Inc.	134,500	1,893,760
		3,190,510
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	187,280	5,712,040
TOTAL UTILITIES		8,902,550
TOTAL COMMON STOCKS (Cost $7,112,728,024)		8,419,891,189
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
The Honest Co., Inc. Series C (e)	167,087	4,511,349
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.5%
Uber Technologies, Inc. 8.00% (e)	644,619	40,000,027
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
AppNexus, Inc. Series E (e)	307,049	$ 6,150,867
Nutanix, Inc. Series E (e)	230,044	3,081,784
		9,232,651
TOTAL INFORMATION TECHNOLOGY		49,232,678
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $53,753,601)		53,744,027
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.11% (b)	10,071,470	10,071,470
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	136,382,187	136,382,187
TOTAL MONEY MARKET FUNDS (Cost $146,453,657)		146,453,657
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $7,312,935,282)		8,620,088,873
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(140,443,920)
NET ASSETS - 100%		$ 8,479,644,953
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,677,470 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$ 6,150,867
Nutanix, Inc. Series E	8/26/14	$ 3,081,784
The Honest Co., Inc.	8/21/14	$ 1,937,546
The Honest Co., Inc. Series C	8/21/14	$ 4,520,923
Uber Technologies, Inc. 8.00%	6/6/14	$ 40,000,027
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,230
Fidelity Securities Lending Cash Central Fund	402,492
Total	$ 419,722
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,810,660,310	$ 1,804,215,518	$ -	$ 6,444,792
Consumer Staples	829,287,906	827,710,620	1,577,286	-
Energy	293,691,173	291,142,937	2,548,236	-
Financials	375,448,744	375,448,744	-	-
Health Care	1,406,346,747	1,406,346,747	-	-
Industrials	714,602,490	714,602,490	-	-
Information Technology	2,818,647,272	2,746,550,618	22,863,976	49,232,678
Materials	211,750,147	211,750,147	-	-
Telecommunication Services	4,297,877	4,297,877	-	-
Utilities	8,902,550	8,902,550	-	-
Money Market Funds	146,453,657	146,453,657	-	-
Total Investments in Securities:	$ 8,620,088,873	$ 8,537,421,905	$ 26,989,498	$ 55,677,470
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $7,321,433,156. Net unrealized appreciation aggregated $1,298,655,717, of which $1,440,804,887 related to appreciated investment securities and $142,149,170 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Real
Estate Equity Fund

October 31, 2014

1.930458.103

SLE-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 97.3%
REITs - Apartments - 17.2%
American Campus Communities, Inc.	742,300	$ 29,150,121
AvalonBay Communities, Inc.	179,935	28,041,070
Equity Residential (SBI)	373,351	25,970,296
Essex Property Trust, Inc.	314,167	63,386,334
Mid-America Apartment Communities, Inc.	124,448	8,793,496
Post Properties, Inc.	543,351	30,395,055
UDR, Inc.	1,429,200	43,204,716
TOTAL REITS - APARTMENTS		228,941,088
REITs - Diversified - 6.9%
Cousins Properties, Inc.	205,731	2,676,560
Digital Realty Trust, Inc. (d)	767,400	52,942,926
Duke Realty LP	1,078,900	20,455,944
Vornado Realty Trust	139,700	15,294,356
TOTAL REITS - DIVERSIFIED		91,369,786
REITs - Health Care - 11.3%
HCP, Inc.	1,578,659	69,413,636
Health Care REIT, Inc. (d)	243,949	17,347,213
Sabra Health Care REIT, Inc.	114,800	3,279,836
Senior Housing Properties Trust (SBI)	1,223,200	27,632,088
Ventas, Inc.	468,337	32,085,768
TOTAL REITS - HEALTH CARE		149,758,541
REITs - Hotels - 7.1%
Ashford Hospitality Prime, Inc.	490,521	8,500,729
Chatham Lodging Trust	222,500	5,700,450
FelCor Lodging Trust, Inc.	2,630,769	28,228,151
Host Hotels & Resorts, Inc.	706,600	16,470,846
LaSalle Hotel Properties (SBI)	624,079	24,470,138
Sunstone Hotel Investors, Inc.	700,700	10,727,717
TOTAL REITS - HOTELS		94,098,031
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Manufactured Homes - 1.8%
Equity Lifestyle Properties, Inc.	238,248	$ 11,697,977
Sun Communities, Inc.	219,255	12,710,212
TOTAL REITS - MANUFACTURED HOMES		24,408,189
REITs - Office Property - 17.6%
Alexandria Real Estate Equities, Inc.	591,608	49,103,464
Boston Properties, Inc.	620,449	78,641,911
New York (REIT), Inc. (d)	471,100	5,285,742
Piedmont Office Realty Trust, Inc. Class A (d)	2,001,220	38,923,729
SL Green Realty Corp.	539,132	62,377,572
TOTAL REITS - OFFICE PROPERTY		234,332,418
REITs - Regional Malls - 15.3%
Simon Property Group, Inc.	915,023	163,981,272
Taubman Centers, Inc.	520,122	39,555,278
TOTAL REITS - REGIONAL MALLS		203,536,550
REITs - Shopping Centers - 8.6%
Acadia Realty Trust (SBI)	186,800	5,828,160
Cedar Shopping Centers, Inc.	1,445,690	9,946,347
Excel Trust, Inc.	323,192	4,201,496
Federal Realty Investment Trust (SBI)	350,252	46,163,214
Kite Realty Group Trust	806,250	20,873,813
Ramco-Gershenson Properties Trust (SBI)	150,500	2,630,740
Washington Prime Group, Inc.	1,433,311	25,269,273
TOTAL REITS - SHOPPING CENTERS		114,913,043
REITs - Storage - 6.6%
Extra Space Storage, Inc.	661,100	38,449,576
Public Storage	269,087	49,603,498
TOTAL REITS - STORAGE		88,053,074
REITs - Warehouse/Industrial - 4.9%
DCT Industrial Trust, Inc.	4,415,800	37,843,406
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Warehouse/Industrial - continued
Prologis, Inc.	466,806	$ 19,442,470
Terreno Realty Corp.	355,900	7,495,254
TOTAL REITS - WAREHOUSE/INDUSTRIAL		64,781,130
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,294,191,850
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
Real Estate Operating Companies - 2.0%
Forest City Enterprises, Inc. Class A (a)	1,274,942	26,633,538
TOTAL COMMON STOCKS (Cost $1,077,894,780)		1,320,825,388
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.11% (b)	12,832,099	12,832,099
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	29,870,450	29,870,450
TOTAL MONEY MARKET FUNDS (Cost $42,702,549)		42,702,549
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,120,597,329)		1,363,527,937
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(32,768,042)
NET ASSETS - 100%		$ 1,330,759,895
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,738
Fidelity Securities Lending Cash Central Fund	38,176
Total	$ 41,914
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $1,121,781,719. Net unrealized appreciation aggregated $241,746,218, of which $244,614,299 related to appreciated investment securities and $2,868,081 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Real
Estate Income Fund

October 31, 2014

1.924315.103

SRE-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.8%
	Shares	Value
FINANCIALS - 15.7%
Capital Markets - 0.1%
Ellington Financial LLC	52,100	$ 1,171,729
Real Estate Investment Trusts - 15.4%
Acadia Realty Trust (SBI)	456,500	14,242,800
American Tower Corp.	16,900	1,647,750
Annaly Capital Management, Inc.	52,300	596,743
Anworth Mortgage Asset Corp.	271,800	1,410,642
Apartment Investment & Management Co. Class A	113,800	4,072,902
Arbor Realty Trust, Inc.	124,900	840,577
AvalonBay Communities, Inc.	15,500	2,415,520
CBL & Associates Properties, Inc.	251,400	4,809,282
Cedar Shopping Centers, Inc.	64,200	441,696
Chambers Street Properties	139,800	1,147,758
Chartwell Retirement Residence (a)(f)	14,700	149,993
CYS Investments, Inc.	188,400	1,682,412
Douglas Emmett, Inc.	56,500	1,589,345
Dynex Capital, Inc.	228,300	1,922,286
EastGroup Properties, Inc.	9,100	626,626
Equity Lifestyle Properties, Inc.	301,700	14,813,459
Equity Residential (SBI)	31,600	2,198,096
Excel Trust, Inc.	212,700	2,765,100
Extra Space Storage, Inc.	14,300	831,688
First Potomac Realty Trust	120,400	1,505,000
Five Oaks Investment Corp.	15,700	174,741
Hatteras Financial Corp.	70,600	1,344,224
Lexington Corporate Properties Trust	400,900	4,393,864
LTC Properties, Inc.	48,900	2,050,866
MFA Financial, Inc.	1,657,400	13,889,012
Mid-America Apartment Communities, Inc.	69,200	4,889,672
Monmouth Real Estate Investment Corp. Class A (e)	78,100	874,720
National Retail Properties, Inc. (e)	25,000	953,000
Newcastle Investment Corp.	131,899	3,185,361
NorthStar Realty Finance Corp.	25,700	477,506
Piedmont Office Realty Trust, Inc. Class A	84,500	1,643,525
Potlatch Corp.	32,200	1,416,478
Prologis, Inc.	36,800	1,532,720
Redwood Trust, Inc.	25,600	481,024
Select Income (REIT)	42,500	1,041,675
Senior Housing Properties Trust (SBI)	194,900	4,402,791
Simon Property Group, Inc.	15,900	2,849,439
Stag Industrial, Inc.	16,100	392,840
Terreno Realty Corp.	160,361	3,377,203
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Two Harbors Investment Corp.	163,900	$ 1,660,307
Ventas, Inc. (e)	131,100	8,981,661
Washington Prime Group, Inc.	99,050	1,746,252
Washington REIT (SBI)	21,600	610,416
Weyerhaeuser Co.	71,000	2,404,060
WP Carey, Inc.	67,200	4,550,784
		129,033,816
Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings, Inc.	74,800	2,026,332
TOTAL FINANCIALS		132,231,877
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
West Fraser Timber Co. Ltd.	10,900	571,862
TOTAL COMMON STOCKS (Cost $104,395,030)		132,803,739
Preferred Stocks - 24.2%

Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Excel Trust, Inc. 7.00% (f)	24,300	622,688
Health Care REIT, Inc. Series I, 6.50%	16,200	1,012,500
Lexington Corporate Properties Trust Series C, 6.50%	67,619	3,309,950
Weyerhaeuser Co. Series A, 6.375%	32,000	1,810,000
		6,755,138
Nonconvertible Preferred Stocks - 23.4%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Red Lion Hotels Capital Trust 9.50%	93,512	2,384,556
FINANCIALS - 23.1%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	31,528	768,337
Real Estate Investment Trusts - 22.8%
AG Mortgage Investment Trust, Inc. 8.00%	117,104	2,851,482
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexandria Real Estate Equities, Inc. Series E, 6.45%	24,001	$ 612,026
American Capital Agency Corp.:
8.00%	120,000	3,080,400
Series B, 7.75%	16,000	390,240
American Capital Mortgage Investment Corp. Series A, 8.125%	33,100	826,176
American Homes 4 Rent:
Series A, 5.00%	215,203	5,309,058
Series B, 5.00%	86,900	2,111,670
Series C, 5.50%	66,351	1,621,618
American Realty Capital Properties, Inc. Series F, 6.70%	92,369	2,033,965
Annaly Capital Management, Inc.:
Series A, 7.875%	150,300	3,834,153
Series C, 7.625%	24,839	612,281
Series D, 7.50%	83,513	2,051,079
Anworth Mortgage Asset Corp. Series A, 8.625%	178,800	4,541,520
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	61,725	1,601,147
Apollo Residential Mortgage, Inc. Series A, 8.00%	49,077	1,204,350
Arbor Realty Trust, Inc.:
7.375%	20,000	487,000
Series A, 8.25%	41,922	1,041,762
Series B, 7.75%	40,000	990,800
Series C, 8.50%	15,000	381,450
Armour Residential REIT, Inc. Series B, 7.875%	25,701	618,109
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	51,709	1,316,511
Series E, 9.00%	35,948	963,406
Brandywine Realty Trust Series E, 6.90%	21,000	541,170
Campus Crest Communities, Inc. Series A, 8.00%	72,269	1,848,641
Capstead Mortgage Corp. Series E, 7.50%	37,016	900,599
CBL & Associates Properties, Inc.:
Series D, 7.375%	67,200	1,701,504
Series E, 6.625%	45,505	1,136,715
Cedar Shopping Centers, Inc. Series B, 7.25%	109,018	2,848,640
Chesapeake Lodging Trust Series A, 7.75%	64,034	1,671,287
Colony Financial, Inc. Series A, 8.50%	77,829	2,056,242
Coresite Realty Corp. Series A, 7.25%	42,600	1,096,950
Corporate Office Properties Trust Series L, 7.375%	136,869	3,559,963
CubeSmart Series A, 7.75%	40,000	1,060,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
CYS Investments, Inc.:
Series A, 7.75%	10,014	$ 242,639
Series B, 7.50%	63,333	1,485,159
DDR Corp.:
Series J, 6.50%	70,181	1,802,248
Series K, 6.25%	25,489	636,460
Digital Realty Trust, Inc.:
Series E, 7.00%	40,181	1,040,286
Series F, 6.625%	20,000	504,600
Series G, 5.875%	28,270	647,383
Series H, 7.375%	10,000	267,100
Duke Realty LP Series L, 6.60%	4,300	108,833
DuPont Fabros Technology, Inc. Series B, 7.625%	73,798	1,881,111
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,422,272
Series B, 7.625%	47,335	1,131,307
Equity Commonwealth:
7.50%	24,923	498,709
Series E, 7.25%	200,160	5,076,058
Equity Lifestyle Properties, Inc. Series C, 6.75%	182,313	4,669,036
Essex Property Trust, Inc. Series H, 7.125%	8,100	211,572
Excel Trust, Inc. Series B, 8.125%	360,000	9,752,400
First Potomac Realty Trust 7.75%	107,746	2,802,473
Five Oaks Investment Corp. Series A, 8.75%	40,000	1,011,200
General Growth Properties, Inc. Series A, 6.375%	34,690	860,659
Gladstone Commercial Corp. Series C, 7.125%	67,762	1,788,239
Glimcher Realty Trust:
6.875%	3,183	80,052
Series G, 8.125%	40,977	1,035,489
Series H, 7.50%	53,575	1,376,342
Hatteras Financial Corp. Series A, 7.625%	89,188	2,081,648
Health Care REIT, Inc. Series J, 6.50%	33,400	868,734
Hersha Hospitality Trust Series B, 8.00%	18,928	493,074
Hospitality Properties Trust Series D, 7.125%	40,200	1,060,074
Hudson Pacific Properties, Inc. 8.375%	84,787	2,193,440
Inland Real Estate Corp.:
Series A, 8.125%	200,000	5,204,000
Series B, 6.95%	46,000	1,173,920
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	30,151	$ 717,895
Series B, 7.75%	90,803	2,164,744
Investors Real Estate Trust Series B, 7.95%	33,428	879,825
iStar Financial, Inc.:
Series E, 7.875%	24,583	607,938
Series F, 7.80%	128,864	3,195,827
Series G, 7.65%	84,000	2,059,680
Kilroy Realty Corp.:
Series G, 6.875%	20,300	525,973
Series H, 6.375%	31,704	800,209
Kite Realty Group Trust 8.25%	4,100	106,887
LaSalle Hotel Properties:
Series H, 7.50%	37,192	968,480
Series I, 6.375%	47,339	1,166,906
LBA Realty Fund II Series B, 7.625%	118,900	2,693,085
MFA Financial, Inc.:
8.00%	108,747	2,878,533
Series B, 7.50%	188,749	4,647,000
Monmouth Real Estate Investment Corp. Series B, 7.875%	30,000	799,500
National Retail Properties, Inc.:
5.70%	46,124	1,120,813
Series D, 6.625%	46,667	1,211,942
New York Mortgage Trust, Inc. Series B, 7.75%	70,013	1,711,818
NorthStar Realty Finance Corp.:
Series B, 8.25%	16,301	408,666
Series C, 8.875%	105,295	2,711,346
Series D, 8.50%	44,213	1,122,568
Series E, 8.75%	63,120	1,610,191
Pebblebrook Hotel Trust:
Series A, 7.875%	119,000	3,090,430
Series B, 8.00%	37,400	978,010
Series C, 6.50%	67,026	1,655,542
Pennsylvania (REIT) 7.375%	55,408	1,432,297
Prologis, Inc. Series Q, 8.54%	15,800	1,000,832
PS Business Parks, Inc.:
Series R, 6.875%	1,100	28,380
Series S, 6.45%	5,665	147,120
Series T, 6.00%	26,000	651,300
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc.: - continued
Series U, 5.75%	102,483	$ 2,423,723
RAIT Financial Trust:
7.125%	57,002	1,387,999
7.625%	44,680	1,054,895
Regency Centers Corp.:
Series 6, 6.625%	31,239	804,404
Series 7, 6.00%	22,000	532,620
Retail Properties America, Inc. 7.00%	83,617	2,138,923
Sabra Health Care REIT, Inc. Series A, 7.125%	80,000	2,068,000
Saul Centers, Inc.:
Series A, 8.00%	14,472	369,470
Series C, 6.875%	69,596	1,775,394
Senior Housing Properties Trust 5.625%	42,353	996,566
Stag Industrial, Inc. Series A, 9.00%	280,000	7,686,000
Summit Hotel Properties, Inc. Series A, 9.25%	173,700	4,858,389
Sun Communities, Inc. Series A, 7.125%	59,000	1,519,250
Sunstone Hotel Investors, Inc. Series D, 8.00%	32,939	857,732
Taubman Centers, Inc. Series K, 6.25%	19,561	490,003
Terreno Realty Corp. Series A, 7.75%	81,048	2,082,934
UMH Properties, Inc. Series A, 8.25%	96,000	2,550,720
Urstadt Biddle Properties, Inc.:
6.75%	33,500	849,225
Series F, 7.125%	30,000	766,500
Weingarten Realty Investors (SBI) Series F, 6.50%	26,708	674,644
Winthrop Realty Trust 7.75%	60,000	1,545,600
		191,835,159
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	55,054	1,410,483
TOTAL FINANCIALS		194,013,979
TOTAL NONCONVERTIBLE PREFERRED STOCKS		196,398,535
TOTAL PREFERRED STOCKS (Cost $194,053,470)		203,153,673
Corporate Bonds - 25.4%
	Principal Amount	Value
Convertible Bonds - 4.7%
FINANCIALS - 4.7%
Consumer Finance - 0.4%
Zais Financial Partners LP 8% 11/15/16 (f)	$ 3,000,000	$ 3,159,375
Real Estate Investment Trusts - 3.6%
Annaly Capital Management, Inc. 5% 5/15/15	6,690,000	6,740,175
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	1,180,000	1,160,088
Ares Commercial Real Estate Corp. 7% 12/15/15	2,300,000	2,354,625
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18	7,750,000	8,001,875
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (f)	3,000,000	2,821,875
Colony Financial, Inc. 3.875% 1/15/21	1,090,000	1,066,156
PennyMac Corp. 5.375% 5/1/20	1,500,000	1,455,000
RAIT Financial Trust 4% 10/1/33	3,590,000	3,273,631
Redwood Trust, Inc. 4.625% 4/15/18	2,200,000	2,184,875
Spirit Realty Capital, Inc. 3.75% 5/15/21	500,000	495,938
Starwood Property Trust, Inc. 3.75% 10/15/17	650,000	652,031
Starwood Waypoint Residential 4.5% 10/15/17 (f)	440,000	465,186
		30,671,455
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (d)(f)	1,540,000	0
Thrifts & Mortgage Finance - 0.7%
IAS Operating Partnership LP 5% 3/15/18 (f)	6,370,000	6,051,500
TOTAL FINANCIALS		39,882,330
Nonconvertible Bonds - 20.7%
CONSUMER DISCRETIONARY - 6.5%
Hotels, Restaurants & Leisure - 1.0%
FelCor Lodging LP 6.75% 6/1/19	1,375,000	1,430,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)	1,555,000	1,638,581
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (f)	2,250,000	2,182,500
Times Square Hotel Trust 8.528% 8/1/26 (f)	2,564,157	3,313,647
		8,564,728
Household Durables - 5.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)	1,800,000	1,764,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	$ 850,000	$ 903,125
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	395,000	420,675
D.R. Horton, Inc.:
4.375% 9/15/22	825,000	814,688
5.75% 8/15/23	490,000	522,463
6.5% 4/15/16	811,000	859,660
KB Home:
8% 3/15/20	2,395,000	2,670,425
9.1% 9/15/17	1,185,000	1,350,900
Lennar Corp.:
4.125% 12/1/18	1,220,000	1,236,775
4.5% 6/15/19	400,000	407,252
5.6% 5/31/15	1,216,000	1,241,840
6.95% 6/1/18	1,720,000	1,913,500
M/I Homes, Inc. 8.625% 11/15/18	6,764,000	7,059,925
Meritage Homes Corp.:
7% 4/1/22	2,005,000	2,175,425
7.15% 4/15/20	1,940,000	2,134,000
Ryland Group, Inc.:
6.625% 5/1/20	445,000	476,150
8.4% 5/15/17	1,446,000	1,639,475
Standard Pacific Corp.:
8.375% 5/15/18	8,047,000	9,314,403
10.75% 9/15/16	3,284,000	3,768,390
William Lyon Homes, Inc. 8.5% 11/15/20	4,320,000	4,719,600
WLH PNW Finance Corp. 7% 8/15/22 (f)	495,000	511,088
		45,903,759
TOTAL CONSUMER DISCRETIONARY		54,468,487
FINANCIALS - 12.7%
Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	820,000	842,550
6% 8/1/20	3,500,000	3,675,000
		4,517,550
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 9.4%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	$ 1,000,000	$ 1,013,208
American Tower Corp. 3.4% 2/15/19	2,000,000	2,045,682
Camden Property Trust 5% 6/15/15	1,135,000	1,164,480
CBL & Associates LP 5.25% 12/1/23	2,000,000	2,126,932
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	917,000	969,556
Crown Castle International Corp. 5.25% 1/15/23	1,500,000	1,535,625
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	475,000	484,500
CubeSmart LP 4.8% 7/15/22	1,000,000	1,076,035
DCT Industrial Operating Partnership LP 4.5% 10/15/23	2,000,000	2,055,796
DDR Corp.:
7.5% 7/15/18	2,407,000	2,833,138
9.625% 3/15/16	2,254,000	2,510,823
DuPont Fabros Technology LP 5.875% 9/15/21	2,000,000	2,080,000
Equity One, Inc.:
5.375% 10/15/15	405,000	421,764
6% 9/15/16	811,000	878,012
6.25% 1/15/17	811,000	886,383
Health Care Property Investors, Inc.:
6% 3/1/15	1,216,000	1,237,464
6.3% 9/15/16	3,850,000	4,215,404
7.072% 6/8/15	405,000	419,434
Health Care REIT, Inc. 4.125% 4/1/19	1,000,000	1,071,579
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	801,000	780,848
6.5% 1/17/17	506,000	559,593
Highwoods/Forsyth LP:
3.625% 1/15/23	393,000	391,322
5.85% 3/15/17	2,593,000	2,842,081
Hospitality Properties Trust:
5% 8/15/22	823,000	867,282
5.625% 3/15/17	1,248,000	1,352,917
6.7% 1/15/18	811,000	903,934
HRPT Properties Trust 6.25% 8/15/16	4,000,000	4,215,508
iStar Financial, Inc.:
3.875% 7/1/16	525,000	531,563
4% 11/1/17	2,500,000	2,476,250
5% 7/1/19	2,500,000	2,487,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.: - continued
5.85% 3/15/17	$ 825,000	$ 853,875
5.875% 3/15/16	6,800,000	7,106,000
6.05% 4/15/15	2,887,000	2,930,305
7.125% 2/15/18	1,010,000	1,080,700
9% 6/1/17	2,430,000	2,727,675
Lexington Corporate Properties Trust 4.25% 6/15/23	2,500,000	2,520,100
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22	1,685,000	1,790,313
National Retail Properties, Inc. 6.875% 10/15/17	1,621,000	1,857,412
Nationwide Health Properties, Inc. 6% 5/20/15	1,540,000	1,583,949
Omega Healthcare Investors, Inc.:
4.95% 4/1/24	627,000	645,522
7.5% 2/15/20	811,000	851,550
Potlatch Corp. 7.5% 11/1/19	811,000	920,485
Prologis LP 7.625% 7/1/17	1,268,000	1,426,623
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	975,088
Senior Housing Properties Trust:
4.75% 5/1/24	849,000	862,958
6.75% 4/15/20	576,000	657,744
6.75% 12/15/21	2,000,000	2,288,496
United Dominion Realty Trust, Inc.:
5.25% 1/15/15	405,000	408,617
5.25% 1/15/16	811,000	851,202
		78,773,227
Real Estate Management & Development - 2.5%
Brandywine Operating Partnership LP 6% 4/1/16	811,000	862,483
CBRE Group, Inc. 5% 3/15/23	1,225,000	1,249,500
Excel Trust LP 4.625% 5/15/24	501,000	515,090
First Industrial LP 5.75% 1/15/16	811,000	850,985
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (f)	800,000	818,000
Host Hotels & Resorts LP 6% 10/1/21	485,000	555,360
Howard Hughes Corp. 6.875% 10/1/21 (f)	1,615,000	1,707,863
Hunt Companies, Inc. 9.625% 3/1/21 (f)	900,000	931,500
Kennedy-Wilson, Inc.:
5.875% 4/1/24	560,000	570,584
8.75% 4/1/19	3,000,000	3,187,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mid-America Apartments LP:
3.75% 6/15/24	$ 337,000	$ 336,308
6.05% 9/1/16	1,216,000	1,319,399
Realogy Corp. 7.875% 2/15/19 (f)	1,450,000	1,524,313
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)	1,005,000	1,007,513
Regency Centers LP:
5.25% 8/1/15	3,250,000	3,353,012
5.875% 6/15/17	486,000	537,552
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (f)	495,000	490,050
Ventas Realty LP/Ventas Capital Corp.:
3.125% 11/30/15	552,000	565,870
4% 4/30/19	597,000	637,542
		21,020,424
Thrifts & Mortgage Finance - 0.3%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (f)	1,025,000	1,086,500
Ocwen Financial Corp. 6.625% 5/15/19 (f)	1,155,000	1,085,700
		2,172,200
TOTAL FINANCIALS		106,483,401
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	295,000	303,850
7.75% 2/15/19	1,835,000	1,926,750
		2,230,600
Health Care Providers & Services - 1.0%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,500,000	3,552,500
5.5% 2/1/21	4,450,000	4,616,875
		8,169,375
TOTAL HEALTH CARE		10,399,975
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	$ 785,000	$ 830,138
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Plum Creek Timberlands LP 5.875% 11/15/15	1,621,000	1,702,374
TOTAL NONCONVERTIBLE BONDS		173,884,375
TOTAL CORPORATE BONDS (Cost $203,757,529)		213,766,705
Asset-Backed Securities - 2.2%

Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,149,777
Series 2002-2 Class M2, 9.163% 3/1/33 (g)	2,026,000	1,738,860
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	1,278,754	1,248,872
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	3,371,132	1,647,268
Mesa West Capital CDO Ltd. Series 2007-1A Class A2, 0.442% 2/25/47 (f)(g)	2,305,302	2,221,850
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	213,687	141,042
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7341% 9/25/26 (f)(g)	2,432,000	1,747,878
Series 2006-1A:
Class D, 0.8641% 9/25/26 (f)(g)	324,691	312,840
Class E, 0.9641% 9/25/26 (f)(g)	1,220,000	1,164,734
Class F, 1.3841% 9/25/26 (f)(g)	2,408,000	2,260,390
Class G, 1.5841% 9/25/26 (f)(g)	1,343,000	1,248,990
Class H, 1.8841% 9/25/26 (f)(g)	3,486,000	3,236,054
TOTAL ASSET-BACKED SECURITIES (Cost $17,451,501)		18,118,555
Collateralized Mortgage Obligations - 0.5%
	Principal Amount	Value
Private Sponsor - 0.5%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5324% 12/25/46 (f)(g)	$ 811,000	$ 900,371
Series 2010-K7 Class B, 5.618% 4/25/20 (f)(g)	2,605,000	2,909,954
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)	143,639	149,588
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,413,684)		3,959,913
Commercial Mortgage Securities - 19.2%

Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (f)(g)	2,000,000	1,924,801
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.4656% 11/10/42 (g)	1,175,000	1,186,748
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1533% 3/15/22 (f)(g)	387,059	387,446
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.5999% 3/11/39 (g)	2,432,000	2,516,502
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.1869% 8/15/29 (f)(g)	500,000	472,018
Series 2014-CLMZ Class M, 5.8808% 8/15/29 (f)(g)	2,327,000	2,315,517
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9033% 8/15/26 (f)(g)	1,500,000	1,501,872
CGBAM Commercial Mortgage Trust Series 2013-D Class D, 3.004% 5/15/30 (f)(g)	2,250,000	2,244,593
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (f)	1,621,000	1,737,362
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2767% 9/10/46 (f)(g)	2,000,000	1,967,304
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)	2,000,000	1,576,124
Series 2013-CR10 Class D, 4.958% 8/10/46 (f)(g)	1,300,000	1,254,818
Series 2013-CR12 Class D, 5.2551% 10/10/46 (f)(g)	2,900,000	2,825,203
Series 2013-CR9 Class D, 4.4017% 7/10/45 (f)(g)	2,397,000	2,235,998
Series 2013-LC6 Class D, 4.4314% 1/10/46 (f)(g)	1,912,000	1,811,892
Series 2014-UBS2 Class D, 5.183% 3/10/47 (f)(g)	537,000	510,952
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.458% 5/10/43 (f)(g)	2,000,000	2,055,066
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (f)	1,430,352	1,371,063
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (g)	$ 2,000,000	$ 2,051,692
Series 2012-CR1:
Class C, 5.5381% 5/15/45 (g)	3,000,000	3,297,918
Class D, 5.5381% 5/15/45 (f)(g)	1,350,000	1,404,236
Series 2012-CR2 Class D, 5.0195% 8/15/45 (f)(g)	500,000	523,074
Series 2012-LC4:
Class C, 5.8225% 12/10/44 (g)	780,000	870,381
Class D, 5.8225% 12/10/44 (f)(g)	2,830,000	2,994,508
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (f)	544,459	564,867
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.7303% 11/10/46 (f)(g)	2,450,000	2,646,740
Class G, 4.652% 11/10/46 (f)	2,157,000	1,859,377
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31	38,007	37,968
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (f)	2,000,000	2,013,491
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6622% 12/25/43 (g)(h)	4,947,000	675,538
Series K012 Class X3, 2.366% 1/25/41 (g)(h)	2,846,999	348,393
Series K013 Class X3, 2.8852% 1/25/43 (g)(h)	4,806,000	724,495
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (g)	885,000	888,128
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (g)	592,411	639,313
Series 2000-C1 Class K, 7% 3/15/33	6,002	6,031
GP Portfolio Trust Series 2014-GPP Class E, 4.0033% 2/15/27 (f)(g)	615,000	615,542
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.3972% 12/10/43 (f)(g)	2,000,000	2,095,553
Series 2012-GC6 Class C, 5.8259% 1/10/45 (f)(g)	2,400,000	2,687,204
Series 2012-GCJ7:
Class C, 5.9068% 5/10/45 (g)	3,500,000	3,916,528
Class D, 5.9068% 5/10/45 (f)(g)	2,500,000	2,612,648
Class E, 5% 5/10/45 (f)	1,760,000	1,614,071
Series 2012-GCJ9 Class D, 4.858% 11/10/45 (f)(g)	843,000	827,162
Series 2013-GC16:
Class D, 5.323% 11/10/46 (f)(g)	3,000,000	2,978,179
Class F, 3.5% 11/10/46 (f)	805,000	599,496
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4033% 7/15/29 (f)(g)	639,000	637,394
Commercial Mortgage Securities - continued
	Principal Amount	Value
Hilton U.S.A. Trust: - continued
Series 2013-HLT Class EFX, 5.6086% 11/5/30 (f)(g)	$ 4,250,000	$ 4,339,669
Invitation Homes Trust floater Series 2013-SFR1:
Class E, 2.9% 12/17/30 (f)(g)	1,500,000	1,404,299
Class F, 3.9% 12/17/30 (f)(g)	1,750,000	1,666,837
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 6.156% 1/12/37 (f)(g)	756,000	758,350
Series 2009-IWST Class D, 7.6935% 12/5/27 (f)(g)	2,779,000	3,353,767
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)	2,620,000	2,754,359
Series 2010-CNTR Class D, 6.3899% 8/5/32 (f)(g)	1,216,000	1,389,715
Series 2012-CBX:
Class C, 5.4155% 6/15/45 (g)	1,240,000	1,350,470
Class G 4% 6/15/45 (f)	805,000	604,501
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-JWRZ Class E, 3.8933% 4/15/30 (f)(g)	1,280,000	1,283,550
Series 2014-FBLU Class E, 3.654% 12/15/28 (f)(g)	2,000,000	1,996,301
Series 2014-INN:
Class E, 3.753% 6/15/29 (f)(g)	1,059,000	1,051,736
Class F, 4.153% 6/15/29 (f)(g)	1,255,000	1,245,608
Series 2005-LDP2 Class C, 4.911% 7/15/42 (g)	4,000,000	4,031,640
Series 2011-C4 Class E, 5.5766% 7/15/46 (f)(g)	1,390,000	1,501,820
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)	6,563	6,561
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40	4,760,000	4,824,298
Series 2005-C7 Class AJ, 5.323% 11/15/40 (g)	1,240,000	1,279,327
Series 2005-C1 Class E, 4.924% 2/15/40	1,000,000	1,003,522
Series 2006-C4 Class AJ, 6.0492% 6/15/38 (g)	2,511,000	2,633,198
LSTAR Commercial Mortgage Trust Series 2011-1 Class D, 5.3378% 6/25/43 (f)(g)	1,564,000	1,587,362
Mach One Trust LLC Series 2004-1A Class H, 6.2941% 5/28/40 (f)(g)	540,000	553,500
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (f)	276,861	276,224
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.8176% 11/15/45 (f)(g)	2,000,000	2,039,078
Series 2013-C12 Class D, 4.9282% 10/15/46 (f)(g)	1,500,000	1,451,630
Series 2013-C13 Class D, 5.0589% 11/15/46 (f)(g)	2,500,000	2,439,545
Series 2013-C7 Class E, 4.4418% 2/15/46 (f)(g)	1,490,000	1,279,208
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41	$ 3,769,000	$ 4,034,432
Series 2012-C4 Class E, 5.7093% 3/15/45 (f)(g)	2,250,000	2,317,203
Series 1997-RR Class F, 7.432% 4/30/39 (f)(g)	182,025	182,573
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)	1,799,392	1,749,052
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	3,242,000	3,450,399
Series 2011-C1 Class C, 5.4185% 9/15/47 (f)(g)	2,000,000	2,217,628
Series 2011-C2:
Class D, 5.4813% 6/15/44 (f)(g)	1,532,000	1,651,930
Class E, 5.4813% 6/15/44 (f)(g)	1,946,000	2,041,397
Class F, 5.4813% 6/15/44 (f)(g)	1,467,000	1,376,278
Class XB, 0.5338% 6/15/44 (f)(g)(h)	51,641,000	1,464,849
Series 2011-C3 Class C, 5.3556% 7/15/49 (f)(g)	2,000,000	2,167,322
Series 2012-C4 Class D, 5.7093% 3/15/45 (f)(g)	1,640,000	1,771,818
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	1,164,600	1,480,322
RBSCF Trust Series 2010-MB1 Class D, 5.0079% 4/15/24 (f)(g)	2,687,000	2,711,272
SCG Trust Series 2013-SRP1 Class D, 3.4973% 11/15/26 (f)(g)	1,000,000	975,195
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)	2,026,000	2,126,717
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7193% 5/10/45 (f)(g)	645,000	669,986
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (f)(g)	1,460,000	1,412,801
Wachovia Bank Commercial Mortgage Trust Series 2004-C12 Class D, 5.6119% 7/15/41 (g)	818,163	819,605
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)	2,100,000	2,292,492
Class D, 5.7228% 3/15/44 (f)(g)	1,000,000	1,058,278
Series 2011-C5:
Class C, 5.8229% 11/15/44 (f)(g)	1,250,000	1,401,848
Class F, 5.25% 11/15/44 (f)(g)	2,000,000	1,835,566
Class G, 5.25% 11/15/44 (f)(g)	1,000,000	855,900
Series 2012-C10 Class E, 4.6072% 12/15/45 (f)(g)	910,000	775,406
Series 2012-C7 Class D, 5.0013% 6/15/45 (f)(g)	620,000	647,605
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $145,599,691)		161,619,155
Bank Loan Obligations - 7.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Hotels, Restaurants & Leisure - 1.9%
BRE Select Hotels Corp. 5.894% 5/9/18 (g)	$ 2,228,396	$ 2,228,396
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (g)	3,225,625	3,072,408
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (g)	1,551,112	1,461,923
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (g)	825,067	818,879
Cooper Hotel Group 12% 11/6/17	2,320,657	2,436,689
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (g)	100,000	100,250
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (g)	4,161,520	4,117,825
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (g)	1,777,545	1,764,213
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (g)	239,395	235,805
		16,236,388
Media - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (g)	1,705,000	1,668,769
Multiline Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (g)	2,284,587	2,258,886
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (g)	1,336,200	1,326,179
TOTAL CONSUMER DISCRETIONARY		21,490,222
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertson's LLC Tranche B 3LN, term loan 4% 8/25/19 (g)	1,275,000	1,268,625
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (g)	845,000	849,225
Bank Loan Obligations - continued
	Principal Amount	Value
FINANCIALS - 2.4%
Diversified Financial Services - 0.9%
Blackstone 9.98% 10/1/17	$ 7,330,848	$ 7,330,848
Real Estate Investment Trusts - 0.3%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (g)	2,468,672	2,419,298
Real Estate Management & Development - 0.9%
CBRE Group, Inc. Tranche B, term loan 2.9025% 3/28/21 (g)	876,650	870,075
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (g)	76,653	75,024
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (g)	6,911,066	6,876,510
		7,821,609
Thrifts & Mortgage Finance - 0.3%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (g)	2,787,724	2,655,307
TOTAL FINANCIALS		20,227,062
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (g)	283,640	283,640
Tranche E, term loan 3.4846% 1/25/17 (g)	106,418	105,620
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (g)	2,140,000	2,148,025
Skilled Healthcare Group, Inc. term loan 7% 4/9/16 (g)	2,193,924	2,188,439
		4,725,724
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.2%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (g)	2,000,000	2,005,000
Construction & Engineering - 0.4%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (g)	3,085,800	3,108,943
TOTAL INDUSTRIALS		5,113,943
Bank Loan Obligations - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (g)	$ 1,951,406	$ 1,934,332
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (g)	2,408,963	2,366,806
		4,301,138
UTILITIES - 0.9%
Electric Utilities - 0.6%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (g)	992,484	963,951
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (g)	1,024,629	1,018,225
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (g)	992,223	992,223
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (g)	1,714,130	1,701,274
		4,675,673
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (g)	1,985,000	1,957,706
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (g)	994,975	947,714
		2,905,420
TOTAL UTILITIES		7,581,093
TOTAL BANK LOAN OBLIGATIONS (Cost $65,843,448)		65,557,032
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	40,002,186	$ 40,002,186
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,521,825	1,521,825
TOTAL MONEY MARKET FUNDS (Cost $41,524,011)		41,524,011
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $776,038,364)		840,502,783
NET OTHER ASSETS (LIABILITIES) - 0.0%		318,372
NET ASSETS - 100%		$ 840,821,155
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $169,840,950 or 20.2% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,644
Fidelity Securities Lending Cash Central Fund	413
Total	$ 13,057
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,384,556	$ 2,384,556	$ -	$ -
Financials	333,000,994	328,554,974	4,446,020	-
Materials	571,862	571,862	-	-
Corporate Bonds	213,766,705	1,455,000	212,311,705	-
Asset-Backed Securities	18,118,555	-	18,118,555	-
Collateralized Mortgage Obligations	3,959,913	-	3,959,913	-
Commercial Mortgage Securities	161,619,155	-	159,870,103	1,749,052
Bank Loan Obligations	65,557,032	-	60,791,697	4,765,335
Money Market Funds	41,524,011	41,524,011	-	-
Total Investments in Securities:	$ 840,502,783	$ 374,490,403	$ 459,497,993	$ 6,514,387
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Bank Loan Obligations
Beginning Balance	$ 12,296,701
Net Realized Gain (Loss) on Investment Securities	(126)
Net Unrealized Gain (Loss) on Investment Securities	5,991
Cost of Purchases	-
Proceeds of Sales	(10,620)
Amortization/Accretion	(6,258)
Transfers into Level 3	-
Transfers out of Level 3	(7,520,353)
Ending Balance	$ 4,765,335
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2014	$ 5,991
Other Investments in Securities
Beginning Balance	$ 2,707,064
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	150,762
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	134,562
Transfers into Level 3	-
Transfers out of Level 3	(1,243,336)
Ending Balance	$ 1,749,052
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2014	$ 150,762

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $776,066,723. Net unrealized appreciation aggregated $64,436,060, of which $70,357,351 related to appreciated investment securities and $5,921,291 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Small Cap
Opportunities Fund

October 31, 2014

1.858552.108

SMO-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 1.4%
Cooper Tire & Rubber Co.	589,470	$ 18,986,829
Motorcar Parts of America, Inc. (a)	218,079	6,333,014
Standard Motor Products, Inc.	202,932	8,019,873
Tenneco, Inc. (a)	836,486	43,798,407
		77,138,123
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	8,234	366,907
Service Corp. International	1,269,400	27,761,778
		28,128,685
Hotels, Restaurants & Leisure - 2.7%
Bloomin' Brands, Inc. (a)	1,341,216	25,362,395
Brinker International, Inc.	501,600	26,905,824
Buffalo Wild Wings, Inc. (a)	185,400	27,676,512
Domino's Pizza, Inc.	152,000	13,496,080
Life Time Fitness, Inc. (a)(d)	544,620	30,373,457
Texas Roadhouse, Inc. Class A	980,743	28,314,050
		152,128,318
Household Durables - 0.8%
Ethan Allen Interiors, Inc.	715,673	20,253,546
Jarden Corp. (a)	407,915	26,551,187
		46,804,733
Media - 1.1%
MDC Partners, Inc. Class A (sub. vtg.)	1,378,550	28,535,991
Nexstar Broadcasting Group, Inc. Class A (d)	675,417	30,474,815
		59,010,806
Multiline Retail - 0.3%
Dillard's, Inc. Class A	189,844	20,077,901
Specialty Retail - 2.9%
Chico's FAS, Inc.	1,292,529	19,491,337
GameStop Corp. Class A	580,126	24,806,188
Genesco, Inc. (a)	359,125	27,541,296
GNC Holdings, Inc.	701,000	29,140,570
Murphy U.S.A., Inc. (a)	380,400	21,796,920
Rent-A-Center, Inc.	385,119	11,927,135
Zumiez, Inc. (a)	735,668	24,556,598
		159,260,044
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (a)	262,300	22,940,758
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Fossil Group, Inc. (a)	298,300	$ 30,325,178
G-III Apparel Group Ltd. (a)	357,535	28,370,402
Iconix Brand Group, Inc. (a)	868,500	34,748,685
Steven Madden Ltd. (a)	518,439	16,253,063
		132,638,086
TOTAL CONSUMER DISCRETIONARY		675,186,696
CONSUMER STAPLES - 2.6%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	44,619	4,035,342
Food & Staples Retailing - 0.9%
Andersons, Inc.	407,136	25,946,777
Casey's General Stores, Inc.	336,550	27,553,349
		53,500,126
Food Products - 1.2%
Greencore Group PLC	4,911,909	20,618,292
Ingredion, Inc.	300,738	23,232,011
J&J Snack Foods Corp.	224,250	23,104,478
		66,954,781
Personal Products - 0.4%
Inter Parfums, Inc.	791,114	22,467,638
TOTAL CONSUMER STAPLES		146,957,887
ENERGY - 5.2%
Energy Equipment & Services - 1.4%
Atwood Oceanics, Inc.	438,626	17,830,147
Bristow Group, Inc.	493,100	36,440,090
Total Energy Services, Inc.	1,256,670	21,831,861
		76,102,098
Oil, Gas & Consumable Fuels - 3.8%
Genesis Energy LP	255,996	12,282,688
Newfield Exploration Co. (a)	1,275,710	41,600,903
Rosetta Resources, Inc. (a)	996,652	37,902,676
Stone Energy Corp. (a)	1,390,215	34,060,268
Targa Resources Corp.	348,890	44,877,721
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TC Pipelines LP	181,400	$ 11,310,290
Western Refining, Inc.	672,412	30,655,263
		212,689,809
TOTAL ENERGY		288,791,907
FINANCIALS - 22.7%
Banks - 9.2%
Associated Banc-Corp.	3,053,213	57,400,404
BancFirst Corp.	484,778	31,510,570
Bank of the Ozarks, Inc.	1,780,874	62,758,000
Banner Bank (e)	1,280,871	55,359,245
BBCN Bancorp, Inc.	3,045,910	43,069,167
Cathay General Bancorp	767,424	20,267,668
City National Corp.	701,478	55,213,333
Huntington Bancshares, Inc.	6,003,000	59,489,730
Investors Bancorp, Inc.	3,692,500	39,694,375
MB Financial, Inc.	374,337	11,810,332
PacWest Bancorp	1,743,588	74,381,465
		510,954,289
Capital Markets - 2.2%
AURELIUS AG	848,707	29,481,805
Raymond James Financial, Inc.	707,900	39,734,427
Waddell & Reed Financial, Inc. Class A	1,101,141	52,568,471
		121,784,703
Insurance - 3.5%
Allied World Assurance Co.	1,316,013	50,008,494
Amerisafe, Inc.	850,659	35,472,480
Aspen Insurance Holdings Ltd.	760,690	33,188,905
Primerica, Inc.	799,175	40,877,801
StanCorp Financial Group, Inc.	475,977	33,108,960
		192,656,640
Real Estate Investment Trusts - 6.7%
Cousins Properties, Inc.	4,210,420	54,777,564
Equity Lifestyle Properties, Inc.	840,600	41,273,460
First Industrial Realty Trust, Inc.	2,240,092	43,748,997
Home Properties, Inc.	779,190	50,109,709
Kite Realty Group Trust	1,470,898	38,081,549
Mid-America Apartment Communities, Inc.	662,400	46,805,184
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Retail Properties, Inc. (d)	1,286,241	$ 49,031,507
Ramco-Gershenson Properties Trust (SBI)	2,760,350	48,250,918
		372,078,888
Thrifts & Mortgage Finance - 1.1%
Washington Federal, Inc.	649,160	14,171,163
WSFS Financial Corp. (e)	624,051	49,081,611
		63,252,774
TOTAL FINANCIALS		1,260,727,294
HEALTH CARE - 12.3%
Biotechnology - 7.0%
ACADIA Pharmaceuticals, Inc. (a)(d)	676,927	18,750,878
Agios Pharmaceuticals, Inc. (a)(d)	194,663	16,357,532
Auspex Pharmaceuticals, Inc.	470,426	12,748,545
BioCryst Pharmaceuticals, Inc. (a)(d)	1,305,950	15,305,734
BioMarin Pharmaceutical, Inc. (a)	209,944	17,320,380
Bluebird Bio, Inc. (a)	165,212	6,937,252
Celldex Therapeutics, Inc. (a)(d)	779,849	13,062,471
Chimerix, Inc. (a)(d)	707,418	21,958,255
Cubist Pharmaceuticals, Inc. (a)	191,817	13,866,451
Dicerna Pharmaceuticals, Inc. (d)	198,493	1,859,879
Discovery Laboratories, Inc. (a)(d)	3,338,189	6,108,886
Dyax Corp. (a)	1,881,015	23,268,156
Genocea Biosciences, Inc.	256,943	2,255,960
Insmed, Inc. (a)	1,073,835	15,237,719
Intercept Pharmaceuticals, Inc. (a)	100,798	26,045,195
Isis Pharmaceuticals, Inc. (a)	604,972	27,865,010
Medivation, Inc. (a)	168,014	17,759,080
Mirati Therapeutics, Inc. (a)	666,869	11,183,393
Neurocrine Biosciences, Inc. (a)	1,115,382	20,656,875
Novavax, Inc. (a)	3,824,762	21,418,667
Puma Biotechnology, Inc. (a)	141,900	35,560,140
Synageva BioPharma Corp. (a)(d)	217,697	16,488,371
Ultragenyx Pharma, Inc.	306,000	14,385,060
XOMA Corp. (a)	2,524,322	10,829,341
		387,229,230
Health Care Equipment & Supplies - 1.5%
Abaxis, Inc.	39,400	2,074,804
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Sirona Dental Systems, Inc. (a)	361,500	$ 28,395,825
Steris Corp.	624,797	38,612,455
West Pharmaceutical Services, Inc.	315,400	16,164,250
		85,247,334
Health Care Providers & Services - 2.1%
Community Health Systems, Inc. (a)	450,300	24,752,991
MWI Veterinary Supply, Inc. (a)	39,400	6,684,407
Omnicare, Inc.	234,400	15,608,696
PharMerica Corp. (a)	491,016	14,087,249
Surgical Care Affiliates, Inc.	737,936	22,639,876
Team Health Holdings, Inc. (a)	488,900	30,575,806
		114,349,025
Health Care Technology - 0.3%
MedAssets, Inc. (a)	703,100	15,229,146
Life Sciences Tools & Services - 0.9%
Bruker BioSciences Corp. (a)	1,062,266	22,020,774
Fluidigm Corp. (a)	435,727	12,636,083
PAREXEL International Corp. (a)	319,862	17,371,705
		52,028,562
Pharmaceuticals - 0.5%
Prestige Brands Holdings, Inc. (a)	535,854	18,979,949
Theravance, Inc. (d)	655,549	10,501,895
		29,481,844
TOTAL HEALTH CARE		683,565,141
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.1%
AAR Corp.	430,872	11,418,108
Teledyne Technologies, Inc. (a)	457,234	47,383,159
		58,801,267
Air Freight & Logistics - 0.7%
Hub Group, Inc. Class A (a)	1,073,163	38,945,085
Airlines - 0.7%
JetBlue Airways Corp. (a)(d)	3,372,000	38,912,880
Commercial Services & Supplies - 0.4%
Civeo Corp.	1,680,200	20,481,638
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.1%
EMCOR Group, Inc.	826,700	$ 36,482,271
MasTec, Inc. (a)	824,422	23,611,446
		60,093,717
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	398,000	35,374,240
Machinery - 3.2%
Allison Transmission Holdings, Inc.	1,080,171	35,083,954
KUKA AG (d)	369,600	23,227,687
Navistar International Corp. (a)(d)	845,353	29,900,136
TriMas Corp. (a)	963,644	30,508,969
Valmont Industries, Inc.	202,700	27,601,659
Wabtec Corp.	372,650	32,159,695
		178,482,100
Marine - 0.2%
DryShips, Inc. (d)	7,428,003	10,993,444
Professional Services - 1.9%
Dun & Bradstreet Corp.	258,106	31,697,998
Huron Consulting Group, Inc. (a)	491,531	34,215,473
Stantec, Inc.	649,700	41,165,057
		107,078,528
Trading Companies & Distributors - 2.7%
Applied Industrial Technologies, Inc.	688,123	33,587,284
DXP Enterprises, Inc. (a)	556,729	36,905,565
Kaman Corp.	646,580	27,841,735
Now, Inc. (d)	968,188	29,103,731
Titan Machinery, Inc. (a)(d)(e)	1,579,819	21,738,309
		149,176,624
TOTAL INDUSTRIALS		698,339,523
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.3%
Aruba Networks, Inc. (a)	1,610,226	34,748,677
Finisar Corp. (a)(d)	1,492,100	24,947,912
Ixia (a)	2,735,869	26,346,418
Radware Ltd. (a)	1,524,266	28,945,811
Riverbed Technology, Inc. (a)	759,657	14,425,886
		129,414,704
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.7%
CDW Corp.	465,200	$ 14,346,768
Trimble Navigation Ltd. (a)	877,400	23,566,964
		37,913,732
Internet Software & Services - 2.5%
Bankrate, Inc. (a)	2,470,401	26,828,555
EarthLink Holdings Corp.	1,636,395	5,858,294
NIC, Inc.	1,063,302	19,596,656
Points International Ltd. (a)	1,256,014	18,827,650
Rackspace Hosting, Inc. (a)	417,417	16,012,116
SciQuest, Inc. (a)	999,600	14,904,036
Stamps.com, Inc. (a)	440,004	16,236,148
Web.com Group, Inc. (a)	1,129,741	23,193,583
		141,457,038
IT Services - 4.6%
Datalink Corp. (a)(e)	1,843,340	23,318,251
ExlService Holdings, Inc. (a)	1,249,462	34,972,441
Global Payments, Inc.	787,200	63,369,600
Interxion Holding N.V. (a)	854,703	23,367,580
Maximus, Inc.	1,194,700	57,895,162
Sapient Corp. (a)	2,922,847	50,623,710
		253,546,744
Semiconductors & Semiconductor Equipment - 2.8%
Intersil Corp. Class A	1,443,400	19,182,786
Lattice Semiconductor Corp. (a)	2,543,400	17,066,214
M/A-COM Technology Solutions, Inc. (a)	716,800	15,762,432
Monolithic Power Systems, Inc.	634,770	28,050,486
PDF Solutions, Inc. (a)	35,947	466,233
PMC-Sierra, Inc. (a)	1,868,300	14,554,057
RF Micro Devices, Inc. (a)	2,662,200	34,635,222
Semtech Corp. (a)	896,100	22,743,018
Ultratech, Inc. (a)	108,547	2,076,504
		154,536,952
Software - 4.0%
BroadSoft, Inc. (a)	875,309	20,044,576
CommVault Systems, Inc. (a)	503,877	22,341,906
Interactive Intelligence Group, Inc. (a)	389,400	18,792,444
Parametric Technology Corp. (a)	833,426	31,795,202
Pegasystems, Inc.	660,400	14,310,868
Rovi Corp. (a)	845,559	17,655,272
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SS&C Technologies Holdings, Inc. (a)	764,609	$ 36,945,907
Synchronoss Technologies, Inc. (a)	782,314	40,422,164
Tangoe, Inc. (a)	1,411,000	20,699,370
		223,007,709
Technology Hardware, Storage & Peripherals - 1.8%
Cray, Inc. (a)	668,100	23,156,346
Electronics for Imaging, Inc. (a)	369,925	16,912,971
Quantum Corp. (a)	11,950,411	15,296,526
Silicon Graphics International Corp. (a)(e)	2,187,649	18,988,793
Super Micro Computer, Inc. (a)	866,379	27,689,473
		102,044,109
TOTAL INFORMATION TECHNOLOGY		1,041,920,988
MATERIALS - 4.9%
Chemicals - 3.1%
Axiall Corp.	835,346	33,664,444
Flotek Industries, Inc. (a)	924,945	20,496,781
Kronos Worldwide, Inc.	1,601,324	21,521,795
PolyOne Corp.	928,401	34,360,121
Rayonier Advanced Materials, Inc. (d)	189,489	5,406,121
Tronox Ltd. Class A	2,381,644	57,588,152
		173,037,414
Containers & Packaging - 0.5%
Berry Plastics Group, Inc. (a)	1,139,560	29,651,351
Metals & Mining - 1.3%
Compass Minerals International, Inc.	343,300	29,413,944
Steel Dynamics, Inc.	467,400	10,754,874
Worthington Industries, Inc.	790,646	30,558,468
		70,727,286
TOTAL MATERIALS		273,416,051
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)	562,654	4,422,460
Cogent Communications Group, Inc.	363,200	12,327,008
FairPoint Communications, Inc. (a)	145,900	2,421,940
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Lumos Networks Corp.	141,000	$ 2,425,200
Towerstream Corp. (a)(d)(e)	5,386,878	6,733,598
		28,330,206
Wireless Telecommunication Services - 0.1%
RingCentral, Inc. (a)	167,100	2,195,694
TOTAL TELECOMMUNICATION SERVICES		30,525,900
UTILITIES - 2.7%
Electric Utilities - 1.5%
El Paso Electric Co.	518,280	19,611,715
Great Plains Energy, Inc.	682,080	18,368,414
IDACORP, Inc.	301,200	19,044,876
Portland General Electric Co.	741,632	27,002,821
		84,027,826
Gas Utilities - 0.9%
Atmos Energy Corp.	439,386	23,287,458
Laclede Group, Inc.	511,800	25,984,086
		49,271,544
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	536,800	16,372,400
TOTAL UTILITIES		149,671,770
TOTAL COMMON STOCKS (Cost $4,656,920,372)		5,249,103,157
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 11/13/14 to 12/26/14 (f) (Cost $5,499,926)	$ 5,500,000	5,499,973
Money Market Funds - 8.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	288,977,241	$ 288,977,241
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	176,778,925	176,778,925
TOTAL MONEY MARKET FUNDS (Cost $465,756,166)		465,756,166
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $5,128,176,464)		5,720,359,296
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(161,718,298)
NET ASSETS - 100%		$ 5,558,640,998
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
554 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2014	$ 64,873,400	$ 3,439,203
The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,996,978.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,734
Fidelity Securities Lending Cash Central Fund	752,473
Total	$ 832,207
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Banner Bank	$ 51,542,249	$ -	$ -	$ 230,557	$ 55,359,245
Datalink Corp.	12,863,242	7,529,400	-	-	23,318,251
Neonode, Inc.	9,543,365	-	6,658,007	-	-
Points International Ltd.	25,447,665	1,527,795	2,521,563	-	18,827,650
ServiceSource International, Inc.	19,646,501	-	17,738,035	-	-
Silicon Graphics International Corp.	20,729,984	76,909	-	-	18,988,793
Titan Machinery, Inc.	22,881,167	252,808	-	-	21,738,309
Towerstream Corp.	8,888,349	-	-	-	6,733,598
WSFS Financial Corp.	31,559,736	13,198,193	-	64,312	49,081,611
Total	$ 203,102,258	$ 22,585,105	$ 26,917,605	$ 294,869	$ 194,047,457
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 675,186,696	$ 675,186,696	$ -	$ -
Consumer Staples	146,957,887	146,957,887	-	-
Energy	288,791,907	288,791,907	-	-
Financials	1,260,727,294	1,260,727,294	-	-
Health Care	683,565,141	683,565,141	-	-
Industrials	698,339,523	698,339,523	-	-
Information Technology	1,041,920,988	1,041,920,988	-	-
Materials	273,416,051	273,416,051	-	-
Telecommunication Services	30,525,900	30,525,900	-	-
Utilities	149,671,770	149,671,770	-	-
U.S. Government and Government Agency Obligations	5,499,973	-	5,499,973	-
Money Market Funds	465,756,166	465,756,166	-	-
Total Investments in Securities:	$ 5,720,359,296	$ 5,714,859,323	$ 5,499,973	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 3,439,203	$ 3,439,203	$ -	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $5,132,608,644. Net unrealized appreciation aggregated $587,750,652, of which $855,761,824 related to appreciated investment securities and $268,011,172 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Growth Fund

October 31, 2014

1.823237.110

SCP-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 1.2%
Tenneco, Inc. (a)	180,400	$ 9,445,744
Visteon Corp. (a)	49,100	4,610,490
		14,056,234
Distributors - 0.6%
Core-Mark Holding Co., Inc.	117,100	6,795,313
Diversified Consumer Services - 1.7%
2U, Inc. (d)	257,700	4,690,140
Houghton Mifflin Harcourt Co.	178,800	3,577,788
Service Corp. International	510,300	11,160,261
		19,428,189
Hotels, Restaurants & Leisure - 6.8%
Buffalo Wild Wings, Inc. (a)	50,000	7,464,000
DineEquity, Inc.	160,000	14,233,600
Domino's Pizza, Inc.	80,000	7,103,200
Fiesta Restaurant Group, Inc. (a)	160,100	8,829,515
Sonic Corp.	150,000	3,781,500
Texas Roadhouse, Inc. Class A	640,000	18,476,800
Vail Resorts, Inc.	181,800	15,700,248
		75,588,863
Household Durables - 0.6%
Universal Electronics, Inc. (a)	119,209	6,781,800
Internet & Catalog Retail - 0.7%
HomeAway, Inc. (a)	216,100	7,541,890
Leisure Products - 1.8%
Brunswick Corp.	233,500	10,927,800
Malibu Boats, Inc. Class A (a)	477,300	8,906,418
		19,834,218
Media - 0.8%
Live Nation Entertainment, Inc. (a)	345,200	8,975,200
Multiline Retail - 0.7%
Dillard's, Inc. Class A	49,500	5,235,120
Tuesday Morning Corp. (a)(d)	106,900	2,179,691
		7,414,811
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.9%
G-III Apparel Group Ltd. (a)	180,900	$ 14,354,415
Vera Bradley, Inc. (a)(d)	315,200	7,186,560
		21,540,975
TOTAL CONSUMER DISCRETIONARY		187,957,493
CONSUMER STAPLES - 1.8%
Food Products - 0.6%
Ingredion, Inc.	90,100	6,960,225
Household Products - 1.2%
Spectrum Brands Holdings, Inc.	141,000	12,773,190
TOTAL CONSUMER STAPLES		19,733,415
ENERGY - 3.2%
Energy Equipment & Services - 1.3%
Dril-Quip, Inc. (a)	83,900	7,546,805
Xtreme Drilling & Coil Services Corp. (a)	2,289,000	6,316,304
		13,863,109
Oil, Gas & Consumable Fuels - 1.9%
Energy XXI (Bermuda) Ltd.	250,000	1,922,500
Golar LNG Ltd.	78,100	4,382,191
Phillips 66 Partners LP	72,425	5,047,298
StealthGas, Inc. (a)	740,400	6,219,360
Valero Energy Partners LP	93,100	3,975,370
		21,546,719
TOTAL ENERGY		35,409,828
FINANCIALS - 8.5%
Banks - 3.1%
Banner Bank	100,284	4,334,274
Investors Bancorp, Inc.	1,100,000	11,825,000
Lakeland Financial Corp.	183,500	7,604,240
Pacific Premier Bancorp, Inc. (a)	642,186	10,396,991
		34,160,505
Capital Markets - 0.6%
E*TRADE Financial Corp. (a)	310,200	6,917,460
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 2.4%
Portfolio Recovery Associates, Inc. (a)	297,200	$ 18,797,900
Springleaf Holdings, Inc.	200,000	7,484,000
		26,281,900
Diversified Financial Services - 0.4%
Interactive Brokers Group, Inc.	180,100	4,650,182
Insurance - 1.0%
First American Financial Corp.	60,000	1,819,200
Primerica, Inc.	183,919	9,407,457
		11,226,657
Thrifts & Mortgage Finance - 1.0%
Meridian Bancorp, Inc. (a)	992,280	11,252,455
TOTAL FINANCIALS		94,489,159
HEALTH CARE - 23.1%
Biotechnology - 9.1%
BioCryst Pharmaceuticals, Inc. (a)	260,200	3,049,544
Celldex Therapeutics, Inc. (a)(d)	293,400	4,914,450
Chimerix, Inc. (a)(d)	210,100	6,521,504
Cubist Pharmaceuticals, Inc. (a)	46,262	3,344,280
Dyax Corp. (a)	630,400	7,798,048
Exact Sciences Corp. (a)(d)	260,000	6,258,200
Insmed, Inc. (a)	223,400	3,170,046
Intercept Pharmaceuticals, Inc. (a)	30,600	7,906,734
Isis Pharmaceuticals, Inc. (a)	202,157	9,311,351
Lion Biotechnologies, Inc. (a)	300,000	1,917,000
Mirati Therapeutics, Inc. (a)(d)	165,242	2,771,108
Novavax, Inc. (a)	1,097,100	6,143,760
Puma Biotechnology, Inc. (a)	40,500	10,149,300
Receptos, Inc. (a)	88,100	9,131,565
Stemline Therapeutics, Inc. (a)	104,500	1,608,255
Synageva BioPharma Corp. (a)(d)	102,514	7,764,410
Threshold Pharmaceuticals, Inc. (a)	619,900	1,816,307
Ultragenyx Pharma, Inc.	100,000	4,701,000
XOMA Corp. (a)(d)	800,400	3,433,716
		101,710,578
Health Care Equipment & Supplies - 3.1%
Ldr Holding Corp.	174,555	6,011,674
Novadaq Technologies, Inc. (a)	486,300	7,596,006
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NxStage Medical, Inc. (a)	505,300	$ 7,660,348
Steris Corp.	203,400	12,570,120
		33,838,148
Health Care Providers & Services - 6.5%
Accretive Health, Inc. (a)	1,137,226	8,188,027
AMN Healthcare Services, Inc. (a)	450,300	7,722,645
Civitas Solutions, Inc.	303,757	4,914,788
Cross Country Healthcare, Inc. (a)	161,179	1,558,601
ExamWorks Group, Inc. (a)	150,000	5,817,000
HealthSouth Corp.	180,100	7,263,433
Molina Healthcare, Inc. (a)	80,000	3,891,200
Omnicare, Inc.	171,100	11,393,549
Providence Service Corp. (a)	20,288	896,324
Team Health Holdings, Inc. (a)	284,200	17,773,868
U.S. Physical Therapy, Inc.	63,215	2,727,727
		72,147,162
Health Care Technology - 1.2%
athenahealth, Inc. (a)(d)	53,422	6,544,195
MedAssets, Inc. (a)	217,761	4,716,703
Omnicell, Inc. (a)	76,307	2,465,479
		13,726,377
Life Sciences Tools & Services - 1.1%
Bruker BioSciences Corp. (a)	211,500	4,384,395
Charles River Laboratories International, Inc. (a)	100,000	6,316,000
Fluidigm Corp. (a)	64,610	1,873,690
		12,574,085
Pharmaceuticals - 2.1%
Akorn, Inc. (a)	184,200	8,206,110
Assembly Biosciences, Inc. (a)	100,000	826,000
Avanir Pharmaceuticals, Inc. Class A (a)	418,100	5,410,214
DepoMed, Inc. (a)	270,200	4,161,080
Prestige Brands Holdings, Inc. (a)	135,100	4,785,242
		23,388,646
TOTAL HEALTH CARE		257,384,996
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.0%
Aerospace & Defense - 2.4%
Esterline Technologies Corp. (a)	108,100	$ 12,659,591
Teledyne Technologies, Inc. (a)	138,000	14,300,940
		26,960,531
Airlines - 0.6%
Spirit Airlines, Inc. (a)	94,500	6,908,895
Building Products - 0.0%
A.O. Smith Corp.	11,800	629,530
Commercial Services & Supplies - 1.6%
KAR Auction Services, Inc.	280,000	8,500,800
Multi-Color Corp.	186,900	9,214,170
		17,714,970
Construction & Engineering - 1.1%
AECOM Technology Corp. (a)	380,000	12,369,000
Machinery - 2.4%
Allison Transmission Holdings, Inc.	250,200	8,126,496
Luxfer Holdings PLC sponsored ADR	348,045	5,544,357
Superior Drilling Products, Inc. (d)(e)	1,328,200	7,358,228
Woodward, Inc.	105,930	5,424,675
		26,453,756
Professional Services - 3.9%
CBIZ, Inc. (a)	1,316,100	12,147,603
Corporate Executive Board Co.	42,412	3,125,764
GP Strategies Corp. (a)	270,283	8,962,584
Huron Consulting Group, Inc. (a)	276,200	19,226,282
		43,462,233
TOTAL INDUSTRIALS		134,498,915
INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 2.0%
Aruba Networks, Inc. (a)	365,200	7,881,016
Infinera Corp. (a)	400,000	5,812,000
Plantronics, Inc.	160,100	8,304,387
		21,997,403
Electronic Equipment & Components - 2.2%
Ingram Micro, Inc. Class A (a)	450,300	12,086,052
Neonode, Inc. (a)(d)	848,022	1,814,767
RealD, Inc. (a)(d)	992,300	11,232,836
		25,133,655
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.2%
comScore, Inc. (a)	124,641	$ 5,252,372
Cvent, Inc. (a)(d)	436,160	11,313,990
E2open, Inc. (a)(d)	762,094	4,450,629
Stamps.com, Inc. (a)	383,796	14,162,072
		35,179,063
IT Services - 5.6%
Broadridge Financial Solutions, Inc.	185,100	8,131,443
CoreLogic, Inc. (a)	100,000	3,137,000
EVERTEC, Inc.	350,700	7,960,890
Gartner, Inc. Class A (a)	207,130	16,717,462
Global Payments, Inc.	240,500	19,360,254
Maximus, Inc.	150,000	7,269,000
		62,576,049
Semiconductors & Semiconductor Equipment - 4.8%
Ambarella, Inc. (a)	79,500	3,521,055
Integrated Silicon Solution, Inc.	462,894	6,286,101
M/A-COM Technology Solutions, Inc. (a)	200,000	4,398,000
MKS Instruments, Inc.	438,564	15,963,730
PDF Solutions, Inc. (a)	523,872	6,794,620
PMC-Sierra, Inc. (a)	900,600	7,015,674
Tessera Technologies, Inc.	320,200	9,730,878
		53,710,058
Software - 6.4%
Cadence Design Systems, Inc. (a)	366,200	6,573,290
Evolving Systems, Inc.	350,000	3,815,000
Interactive Intelligence Group, Inc. (a)	328,433	15,850,177
Progress Software Corp. (a)	150,000	3,885,000
Rovi Corp. (a)	180,100	3,760,488
SS&C Technologies Holdings, Inc. (a)	274,665	13,271,813
Tableau Software, Inc. (a)	70,000	5,781,300
Vasco Data Security International, Inc. (a)	250,000	6,330,000
Verint Systems, Inc. (a)	212,200	12,199,378
		71,466,446
Technology Hardware, Storage & Peripherals - 1.0%
Electronics for Imaging, Inc. (a)	237,800	10,872,216
TOTAL INFORMATION TECHNOLOGY		280,934,890
Common Stocks - continued
	Shares	Value
MATERIALS - 1.9%
Containers & Packaging - 1.3%
Graphic Packaging Holding Co. (a)	1,150,200	$ 13,951,926
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	100,000	3,606,000
TFS Corp. Ltd.	2,400,000	3,326,471
		6,932,471
TOTAL MATERIALS		20,884,397
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
FairPoint Communications, Inc. (a)	200,000	3,320,000
inContact, Inc. (a)	1,314,000	11,694,600
		15,014,600
UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
NextEra Energy Partners LP	156,500	5,721,640
TOTAL COMMON STOCKS (Cost $957,903,457)		1,052,029,333
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 0.11% (b)	44,376,810	44,376,810
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	44,244,450	44,244,450
TOTAL MONEY MARKET FUNDS (Cost $88,621,260)		88,621,260
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,046,524,717)		1,140,650,593
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(25,124,110)
NET ASSETS - 100%		$ 1,115,526,483
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,232
Fidelity Securities Lending Cash Central Fund	91,930
Total	$ 99,162
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Superior Drilling Products, Inc.	$ 8,049,395	$ 212,441	$ -	$ -	$ 7,358,228
Total	$ 8,049,395	$ 212,441	$ -	$ -	$ 7,358,228
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 187,957,493	$ 187,957,493	$ -	$ -
Consumer Staples	19,733,415	19,733,415	-	-
Energy	35,409,828	35,409,828	-	-
Financials	94,489,159	94,489,159	-	-
Health Care	257,384,996	257,384,996	-	-
Industrials	134,498,915	134,498,915	-	-
Information Technology	280,934,890	280,934,890	-	-
Materials	20,884,397	17,557,926	3,326,471	-
Telecommunication Services	15,014,600	15,014,600	-	-
Utilities	5,721,640	5,721,640	-	-
Money Market Funds	88,621,260	88,621,260	-	-
Total Investments in Securities:	$ 1,140,650,593	$ 1,137,324,122	$ 3,326,471	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $1,049,517,660. Net unrealized appreciation aggregated $91,132,933, of which $135,269,474 related to appreciated investment securities and $44,136,541 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Value Fund

October 31, 2014

1.823236.110

SCV-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.8%
Standard Motor Products, Inc.	576,801	$ 22,795,176
Diversified Consumer Services - 0.5%
Regis Corp.	900,000	15,282,000
Multiline Retail - 0.2%
Big Lots, Inc.	100,000	4,565,000
Specialty Retail - 8.2%
Aarons, Inc. Class A	2,295,100	56,826,676
Genesco, Inc. (a)	617,728	47,373,560
Murphy U.S.A., Inc. (a)	1,060,715	60,778,970
Rent-A-Center, Inc.	1,646,367	50,987,986
Tsutsumi Jewelry Co. Ltd.	520,900	12,812,313
		228,779,505
Textiles, Apparel & Luxury Goods - 0.6%
Vera Bradley, Inc. (a)(d)	731,000	16,666,800
TOTAL CONSUMER DISCRETIONARY		288,088,481
CONSUMER STAPLES - 2.8%
Food Products - 1.2%
Post Holdings, Inc. (a)	931,300	34,923,750
Tobacco - 1.6%
Universal Corp.	980,000	43,610,000
TOTAL CONSUMER STAPLES		78,533,750
ENERGY - 4.7%
Energy Equipment & Services - 1.2%
ShawCor Ltd. Class A	771,000	33,964,908
Oil, Gas & Consumable Fuels - 3.5%
Northern Oil & Gas, Inc. (a)(d)	1,958,249	22,128,214
World Fuel Services Corp.	1,823,800	75,213,512
		97,341,726
TOTAL ENERGY		131,306,634
FINANCIALS - 41.9%
Banks - 12.8%
Associated Banc-Corp.	2,929,400	55,072,720
City National Corp.	840,300	66,140,013
CVB Financial Corp.	2,661,688	42,001,437
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
First Citizen Bancshares, Inc.	321,324	$ 80,719,802
National Penn Bancshares, Inc.	2,100,000	21,609,000
PacWest Bancorp	922,000	39,332,520
TCF Financial Corp.	3,389,800	52,372,410
		357,247,902
Capital Markets - 5.7%
Federated Investors, Inc. Class B (non-vtg.) (d)	2,499,963	78,173,843
OM Asset Management Ltd. (a)	1,800,000	26,946,000
Waddell & Reed Financial, Inc. Class A	1,139,100	54,380,634
		159,500,477
Consumer Finance - 1.6%
Cash America International, Inc.	559,700	27,509,255
EZCORP, Inc. (non-vtg.) Class A (a)	1,390,088	15,680,193
		43,189,448
Insurance - 10.4%
Aspen Insurance Holdings Ltd.	1,599,400	69,781,822
Endurance Specialty Holdings Ltd.	1,352,400	78,371,580
Platinum Underwriters Holdings Ltd.	985,499	61,721,802
ProAssurance Corp.	793,200	37,105,896
StanCorp Financial Group, Inc.	631,300	43,913,228
		290,894,328
Real Estate Investment Trusts - 6.6%
DCT Industrial Trust, Inc.	8,229,086	70,523,267
Franklin Street Properties Corp.	84,536	1,013,587
National Retail Properties, Inc. (d)	883,400	33,675,208
Rouse Properties, Inc. (d)(e)	4,350,000	79,213,499
		184,425,561
Real Estate Management & Development - 1.3%
Kennedy Wilson Europe Real Estate PLC	2,159,540	35,928,008
Thrifts & Mortgage Finance - 3.5%
Astoria Financial Corp.	3,403,499	44,756,012
Washington Federal, Inc.	2,447,100	53,420,193
		98,176,205
TOTAL FINANCIALS		1,169,361,929
Common Stocks - continued
	Shares	Value
HEALTH CARE - 7.4%
Health Care Equipment & Supplies - 2.3%
Hill-Rom Holdings, Inc.	630,000	$ 28,022,400
Integra LifeSciences Holdings Corp. (a)	709,200	36,247,212
		64,269,612
Health Care Providers & Services - 3.9%
AmSurg Corp. (a)	673,800	36,391,938
Chemed Corp. (d)	248,700	25,705,632
Civitas Solutions, Inc. (e)	2,940,700	47,580,526
		109,678,096
Pharmaceuticals - 1.2%
Theravance, Inc. (d)	1,994,553	31,952,739
TOTAL HEALTH CARE		205,900,447
INDUSTRIALS - 12.9%
Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	800,146	29,541,390
Commercial Services & Supplies - 3.8%
Knoll, Inc.	1,269,800	25,256,322
Quad/Graphics, Inc.	1,234,149	27,212,985
United Stationers, Inc.	1,295,298	54,104,597
		106,573,904
Electrical Equipment - 3.3%
AZZ, Inc.	770,000	36,005,200
EnerSys	843,700	52,984,360
GrafTech International Ltd. (a)	1,070,875	4,594,054
		93,583,614
Machinery - 2.4%
Blount International, Inc. (a)	433,920	6,643,315
Columbus McKinnon Corp. (NY Shares)	776,000	22,077,200
Mueller Industries, Inc.	1,152,170	37,399,438
		66,119,953
Trading Companies & Distributors - 2.3%
WESCO International, Inc. (a)(d)	777,933	64,109,459
TOTAL INDUSTRIALS		359,928,320
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.5%
Polycom, Inc. (a)	997,445	13,046,581
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 5.8%
Ingram Micro, Inc. Class A (a)	2,048,300	$ 54,976,372
SYNNEX Corp.	527,200	36,471,696
Tech Data Corp. (a)	1,186,373	70,850,196
		162,298,264
Internet Software & Services - 2.6%
j2 Global, Inc.	574,300	31,063,887
VistaPrint Ltd. (a)	600,000	40,116,000
		71,179,887
IT Services - 2.1%
CACI International, Inc. Class A (a)	728,334	59,934,605
Software - 2.2%
SS&C Technologies Holdings, Inc. (a)	1,268,900	61,313,248
TOTAL INFORMATION TECHNOLOGY		367,772,585
MATERIALS - 2.5%
Containers & Packaging - 1.9%
Silgan Holdings, Inc.	1,050,000	51,618,000
Metals & Mining - 0.6%
Haynes International, Inc.	376,903	17,522,220
TOTAL MATERIALS		69,140,220
UTILITIES - 3.9%
Electric Utilities - 3.2%
El Paso Electric Co.	974,121	36,860,739
IDACORP, Inc.	822,000	51,975,060
		88,835,799
Gas Utilities - 0.7%
Southwest Gas Corp.	372,656	21,647,587
TOTAL UTILITIES		110,483,386
TOTAL COMMON STOCKS (Cost $2,217,420,524)		2,780,515,752
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	15,449,121	$ 15,449,121
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	138,009,030	138,009,030
TOTAL MONEY MARKET FUNDS (Cost $153,458,151)		153,458,151
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $2,361,453,450)		2,933,973,903
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(142,603,280)
NET ASSETS - 100%		$ 2,791,370,623
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,668
Fidelity Securities Lending Cash Central Fund	863,042
Total	$ 871,710
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 50,386,144	$ -	$ 54,199,221	$ -	$ -
Civitas Solutions, Inc.	-	49,470,245	-	-	47,580,526
Rouse Properties, Inc.	61,020,000	12,779,885	-	739,500	79,213,499
Total	$ 111,406,144	$ 62,250,130	$ 54,199,221	$ 739,500	$ 126,794,025
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 288,088,481	$ 275,276,168	$ 12,812,313	$ -
Consumer Staples	78,533,750	78,533,750	-	-
Energy	131,306,634	131,306,634	-	-
Financials	1,169,361,929	1,169,361,929	-	-
Health Care	205,900,447	205,900,447	-	-
Industrials	359,928,320	359,928,320	-	-
Information Technology	367,772,585	367,772,585	-	-
Materials	69,140,220	69,140,220	-	-
Utilities	110,483,386	110,483,386	-	-
Money Market Funds	153,458,151	153,458,151	-	-
Total Investments in Securities:	$ 2,933,973,903	$ 2,921,161,590	$ 12,812,313	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $2,361,679,317. Net unrealized appreciation aggregated $572,294,586, of which $652,124,113 related to appreciated investment securities and $79,829,527 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 30, 2014